DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8%
	AUTO LOAN — 4.0%
365,970	ACM Auto Trust Series 2025-2A A(a)	5.5500	06/20/28	$366,491
595,000	American Credit Acceptance Receivables Trust Series 1 C(a)	5.0900	08/12/31	600,395
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(a)	6.8700	06/17/30	455,648
556,000	Avis Budget Rental Car Funding AESOP, LLC Series 2A D(a)	7.4300	10/20/28	568,558
465,000	Bridgecrest Lending Auto Securitization Trust Series 1 C	5.1500	12/17/29	470,846
560,000	Bridgecrest Lending Auto Securitization Trust Series 2 D	5.6200	03/17/31	570,799
705,000	Carmax Select Receivables Trust Series 2025-B C	4.8300	06/16/31	708,693
755,000	Carvana Auto Receivables Trust Series 2021-P3 B	1.4200	08/10/27	742,040
18,363	Carvana Auto Receivables Trust Series 2021-N1 C	1.3000	01/10/28	18,146
24,999	Carvana Auto Receivables Trust Series 2021-N2 C	1.0700	03/10/28	24,505
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(a)	6.5900	02/11/30	338,137
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(a)	5.6300	05/10/30	499,646
675,000	Consumer Portfolio Services Auto Trust Series 2025-B C(a)	5.1200	07/15/31	683,058
430,000	CPS Auto Receivables Trust Series 2024-A C(a)	5.7400	04/15/30	433,437
302,000	Credit Acceptance Auto Loan Trust Series 1A A(a)	5.6800	03/15/34	304,335
195,000	DT Auto Owner Trust Series 2023-3A C(a)	6.4000	05/15/29	197,035
700,000	Exeter Automobile Receivables Trust Series 2025-4 B	4.4000	05/15/30	705,073
42,337	FHF Trust Series 2023-1A A2(a)	6.5700	06/15/28	42,521
408,230	FinBe USA Trust Series 2025-1A A(a)	5.7000	12/15/28	408,386
330,000	Flagship Credit Auto Trust Series 2024-1 C(a)	5.7900	02/15/30	327,319
565,000	GLS Auto Receivables Issuer Trust Series 2021-3A E(a)	3.2000	10/16/28	563,489
339,000	LAD Auto Receivables Trust Series 2023-4A C(a)	6.7600	03/15/29	348,559
177,832	Lendbuzz Securitization Trust Series 2024-2A A2(a)	5.9900	05/15/29	179,037
90,491	Merchants Fleet Funding, LLC Series 1A A(a)	7.2100	05/20/36	90,832
506,000	Prestige Auto Receivables Trust Series 2025-1A C(a)	5.5200	02/15/30	503,689

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8% (Continued)
	AUTO LOAN — 4.0% (Continued)
31,964	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	$31,986
650,000	Santander Drive Auto Receivables Trust Series 2025-4 C		4.5200	01/15/32	653,513
276,000	SBNA Auto Receivables Trust Series 2024-A C(a)		5.5900	01/15/30	281,261
227,097	United Auto Credit Securitization Trust Series 2022-2 D(a)		6.8400	01/10/28	227,655
590,000	Veros Auto Receivables Trust Series 2025-1 B(a)		5.5400	07/16/29	596,376
446,000	Westlake Automobile Receivables Trust Series 1A B(a)		5.5500	11/15/27	447,509
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(a)		5.6200	03/15/30	519,869
					12,908,843
	CLO — 0.3%
515,000	GoldenTree Loan Management US CLO 1 Ltd. Series 9A AR(a),(b)	TSFR3M + 1.500%	5.1680	04/20/37	516,397
586,570	UPX HIL Issuer Trust Series 2025-1 A(a)		5.1600	01/25/47	590,270
					1,106,667
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
395,422	A&D Mortgage Trust Series 2023-NQM3 A1(a),(c)		6.7330	07/25/68	398,654
543,369	A&D Mortgage Trust Series 2025-NQM2 A1(a),(d)		5.7900	06/25/70	551,271
39,797	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(d)		1.2470	04/25/53	38,507
618,036	Angel Oak Mortgage Trust Series 2022-5 A1(a),(c)		4.5000	05/25/67	615,830
731,834	Angel Oak Mortgage Trust Series 2023-1 A1(a),(c)		4.7500	09/26/67	730,696
202,459	Arroyo Mortgage Trust Series 2019-1 A1(a),(d)		3.8050	01/25/49	198,649
45,937	Arroyo Mortgage Trust Series 2019-2 A1(a),(d)		3.3470	04/25/49	45,017
770,000	Arroyo Mortgage Trust Series 2020-1 A3(a)		3.3280	03/25/55	713,962
83,490	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(c)		2.8790	07/25/49	82,408
621,430	CIM TRUST Series 2022-R2 A1(a),(d)		3.7500	12/25/61	595,354
319,003	Citigroup Mortgage Loan Trust Series 2025-INV1 A2(a),(d)		6.0000	01/25/55	324,386
433,012	Citigroup Mortgage Loan Trust Series 2019-RP1(a),(d)		3.5000	01/25/66	426,765
581,696	COOPR Residential Mortgage Trust Series 2025-CES2 A1A(a),(c)		5.5020	06/25/60	588,982
86,685	CSMC Trust Series 2020-NQM1 A1(a),(c)		2.2080	05/25/65	83,676
704,826	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(d)		2.2050	01/25/67	665,143
432,191	Deephaven Residential Mortgage Trust Series 2025-INV1 A1(a),(d)		5.0870	11/25/60	435,050
895,530	EFMT Series 2025-CES4 A1(a),(c)		5.4310	06/25/60	904,886
682,669	EFMT Series 2025-NQM2 A1(a),(d)		5.5960	06/25/70	691,952
137,985	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(d)		3.0460	11/25/59	134,924
17,146	Flagstar Mortgage Trust Series 2017-1 1A3(a),(d)		3.5000	03/25/47	15,869
298,948	Foundation Finance Trust Series 2024-2A A(a)		4.6000	03/15/50	300,356

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7% (Continued)
5,807	Galton Funding Mortgage Trust Series 2018-1 A23(a),(d)		3.5000	11/25/57	$5,357
195,336	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(a),(c)		4.3800	05/25/67	194,854
5,396	JP Morgan Mortgage Trust Series 2017-5 A1(a),(d)		4.7460	12/15/47	5,489
604,226	JP Morgan Mortgage Trust Series 2017-4 A3(a),(d)		3.5000	11/25/48	555,683
1,339,019	JP Morgan Mortgage Trust 2021-INV2 Series INV2 A4(a),(d)		2.5000	12/25/51	1,215,138
248,159	JP Morgan Mortgage Trust Series 2025-CES1 A1(a),(d)		5.6660	05/25/55	251,343
410,048	JP Morgan Mortgage Trust Series 2025-NQM2 A1(a),(d)		5.5670	09/25/65	415,169
312,104	JP Morgan Seasoned Mortgage Trust Series 2024-1 A4(a),(d)		4.3770	10/25/54	308,446
330,000	LHOME Mortgage Trust Series 2024-RTL1 A1(a),(c)		7.0170	01/25/29	332,105
425,000	LHOME Mortgage Trust Series 2024-RTL4 A1(a),(c)		5.9210	07/25/39	427,527
100,000	Metlife Securitization Trust Series 2017-1A M1(a),(d)		3.3890	04/25/55	91,982
13,900	Metlife Securitization Trust Series 2019-1A A1A(a),(d)		3.7500	04/25/58	13,781
618,712	MFA Trust Series 2022-INV2 A1(a),(c)		4.9500	07/25/57	618,145
748,873	MFA Trust Series 2023-INV2 A1(a),(c)		6.7750	10/25/58	755,581
86,222	MFA Trust Series 2020-NQM3 A1(a),(d)		1.0140	01/26/65	82,716
736,680	MFA Trust Series 2022-INV1 A1(a),(c)		3.9070	04/25/66	734,000
579,422	MFA Trust Series 2022-NQM2 A1(a),(c)		4.0000	05/25/67	573,164
811,128	MFA Trust Series 2024-NQM2 A1(a),(c)		5.2720	08/25/69	816,147
184,101	Mill City Mortgage Loan Trust Series 2019-GS2 A1(a),(d)		2.7500	08/25/59	180,015
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(d)		3.5000	10/25/69	185,067
356,587	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(d)		3.7500	11/25/56	345,765
482,745	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(d)		4.0000	03/25/57	472,876
336,483	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(d)		4.0000	12/25/57	331,609
19,556	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(d)		0.9410	09/25/58	18,857
577,360	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(d)		3.0790	03/27/62	549,917
210,382	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(c)		5.4660	11/25/64	213,782
842,821	NYMT Loan Trust Series 2022-CP1 A1(a)		2.0420	07/25/61	799,073
349,055	NYMT Loan Trust Series 2024-CP1 A1(a)		3.7500	02/25/68	328,588
261,455	OBX Trust Series 2024-HYB2 A1(a),(d)		3.6950	04/25/53	260,579
481,106	OBX Trust Series 2023-NQM9 A1(a),(c)		7.1590	10/25/63	487,638
220,885	OBX Trust Series 2024-NQM9 A1(a),(c)		6.0300	01/25/64	223,970
13,271	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(c)		3.4870	06/25/26	13,231
812,178	PMT Loan Trust Series INV7 A7(a),(d)		6.0000	06/25/56	827,214
334,363	PMT Loan Trust Series 2024-INV1 A2(a),(d)		6.0000	10/25/59	341,011

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7% (Continued)
180,903	PMT Loan Trust Series 2024-INV2 A1(a),(d)		6.0000	12/25/59	$184,419
326,205	PRET Trust Series 2025-NPL1 A1(a),(c)		6.0630	02/25/55	326,739
1,319,939	PRKCM Trust Series 2022-AFC1 A1A(a),(d)		4.1000	04/25/57	1,323,932
309,225	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(d)		6.5150	06/25/43	310,168
475,931	RCKT Mortgage Trust Series 2023-CES2 A1A(a),(d)		6.8080	09/25/43	479,987
621,119	RCKT Mortgage Trust Series 2024-CES3 A1A(a),(d)		6.5910	05/25/44	631,625
43,929	RCKT Mortgage Trust Series 2020-1 A1(a),(d)		3.0000	02/25/50	38,777
3,239	Residential Mortgage Loan Trust Series 2020-1 A1(a),(d)		2.3760	01/26/60	3,228
44,425	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(d)		2.2750	02/25/50	42,999
677,406	Starwood Mortgage Residential Trust Series 2021-5 A2(a),(d)		2.1780	09/25/66	598,815
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(b)	TSFR1M + 1.714%	5.3870	05/25/58	266,034
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(d)		2.7500	11/25/61	315,306
418,486	Towd Point Mortgage Trust Series 2024-1 A1(a),(d)		4.8590	03/25/64	428,051
1,122,535	Verus Securitization Trust Series 2023-1 A1(a),(c)		5.8500	12/25/67	1,120,078
496,590	Verus Securitization Trust Series 2023-8 A1(a),(c)		6.2590	12/25/68	501,717
315,365	Verus Securitization Trust 2025-7 Series 7 A1(a),(c)		5.1290	08/25/70	317,769
133,016	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(d)		3.0000	07/25/50	117,573
					28,525,373
	CREDIT CARD — 0.1%
430,000	Mercury Financial Credit Card Master Trust Series 2A A(a)		6.5600	07/20/29	431,543

	HOME EQUITY — 0.4%
483,581	Santander Mortgage Asset Receivable Trust Series CES1 A1A(a),(c)		5.0360	09/25/55	486,447
747,148	Towd Point Mortgage Trust Series 2025-CES4 A1A(a),(c)		5.0910	10/25/65	752,482
					1,238,929
	NON AGENCY CMBS — 4.9%
610,000	ALA Trust Series 2025-OANA A(a),(b)	TSFR1M + 1.743%	5.4240	06/15/30	615,868
150,000	BBCMS Mortgage Trust Series 2018-TALL(a),(b)	TSFR1M + 0.919%	4.6000	03/15/37	143,478
613,000	BBCMS Trust Series 2018-CBM A(a),(b)	TSFR1M + 1.297%	4.9780	07/15/37	599,314
695,020	BX Commercial Mortgage Trust Series 2024-XL5 A(a),(b)	TSFR1M + 1.392%	5.0720	03/15/41	696,564
510,000	BX Trust Series 2022-CLS A(a)		5.7600	10/13/27	513,314
605,411	BX Trust Series 2025-ROIC C(a),(b)	TSFR1M + 1.543%	5.2230	03/15/30	604,051
805,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	771,677
410,000	BX Trust Series 2019-OC11 D(a),(d)		4.0750	12/09/41	392,686

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8% (Continued)
	NON AGENCY CMBS — 4.9% (Continued)
665,000	CENT Series 2025-CITY A(a),(d)		4.9200	07/10/40	$675,354
367,000	ELM Trust Series 2024-ELM A10(a),(d)		5.9940	06/10/27	369,305
510,000	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	510,903
450,000	Extended Stay America Trust Series 2025-Esh A(a),(b)	TSFR1M + 1.300%	4.9800	10/15/42	452,535
790,000	Fashion Show Mall, LLC Series SHOW A(a),(d)		5.2740	10/10/29	804,873
320,000	Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU A(a),(b)	TSFR1M + 1.450%	5.1300	12/15/39	321,188
820,000	Houston Galleria Mall Trust Series 2025-HGLR A(a),(d)		5.4620	02/05/45	854,643
1,095,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(a),(d)		5.4670	01/13/40	1,136,040
700,000	IRV Trust Series 2025-200P B(a),(d)		5.4400	03/14/47	710,721
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(a),(d)		5.7970	10/05/39	581,108
499,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	518,132
880,000	MSSG Trust Series 2017-237P A(a)		3.3970	09/13/39	845,906
470,000	NY Commercial Mortgage Trust Series 2025-299P A(a),(d)		5.6640	02/10/47	497,136
800,000	NYC Commercial Mortgage Trust Series 2025-300P A(a)		4.8790	07/13/42	808,438
613,394	RCKT Mortgage Trust Series 2025-CES5 A1A(a),(c)		5.6870	06/25/55	622,830
760,000	RFR Trust Series 2025-SGRM A(a),(d)		5.3790	03/11/29	777,285
170,000	ROCK Trust Series 2024-CNTR A(a)		5.3880	11/13/41	175,043
450,000	ROCK Trust Series 2024-CNTR C(a)		6.4710	11/13/41	468,942
621,039	THPT Mortgage Trust Series 2023-THL A(a),(d)		6.9940	12/10/34	633,332
					16,100,666
	OTHER ABS — 4.9%
44,721	ACHV A.B.S TRUST Series 2024-1PL A(a)		5.9000	04/25/31	44,936
796	Affirm Asset Securitization Trust Series 2024-X2 A(a)		5.2200	12/17/29	796
145,020	Affirm Asset Securitization Trust Series 2025-X1 A(a)		5.0800	04/15/30	145,261
600,000	Amur Equipment Finance Receivables XV, LLC Series 1A D(a)		5.6800	08/20/32	612,470
28,087	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	27,489
108,720	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	106,890
180,382	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	173,418
510,000	Aqua Finance Trust Series 2024-A B(a)		5.0600	04/18/50	514,810
417,712	Castlelake Aircraft Structured Trust Series 2025-1A A(a)		5.7830	02/15/50	424,597
465,000	CCG Receivables Trust Series 2024-1 B(a)		5.0800	03/15/32	474,301
101,967	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	86,509
618,097	Commercial Equipment Finance, LLC Series 2025-1A A(a)		4.8300	05/15/31	621,749
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	94,684

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8% (Continued)
	OTHER ABS — 4.9% (Continued)
66,004	Dext A.B.S, LLC Series 2023-1 A2(a)		5.9900	03/15/32	$66,337
152,991	Elara HGV Timeshare Issuer, LLC Series 2023-A A(a)		6.1600	02/25/38	158,262
130,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	128,148
196,945	Foundation Finance Trust Series 2023-2A A(a)		6.5300	06/15/49	205,602
182,010	Hilton Grand Vacations Trust Series 2024-2A A(a)		5.5000	03/25/38	185,950
349,702	HINNT, LLC Series 2025-A B(a)		5.4500	03/15/44	355,944
127,725	Jersey Mike’s Funding Series 2019-1A A2(a)		4.4330	02/15/50	127,854
421,813	Jersey Mike’s Funding, LLC Series 1A A2(a)		5.6360	02/15/55	431,127
740,000	Mariner Finance Issuance Trust Series 2025-AA A(a)		4.9800	05/20/38	750,824
550,000	MetroNet Infrastructure Issuer, LLC Series 2A A2(a)		5.4000	08/20/55	558,976
800,000	MMP Capital, LLC Series 2025-A B(a)		5.7200	12/15/31	813,773
21,063	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	20,789
135,359	MVW, LLC Series 2023-1A B(a)		5.4200	10/20/40	137,236
570,000	NMEF Funding, LLC Series 2025-A B(a)		5.1800	04/25/32	577,788
765,000	Octane Receivables Trust Series 2025-1A A2(a)		4.2500	02/20/31	766,323
768,229	Octane Receivables Trust 2025-RVM1 Series RVM1 A(a)		4.4800	12/20/46	770,629
630,000	Onemain Financial Issuance Trust Series 2025-1A B(a)		5.0500	07/14/38	639,225
191,749	Oportun Issuance Trust Series 2021-C A(a)		2.1800	10/08/31	188,741
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(a)		5.7900	11/20/30	447,328
184,687	PowerPay Issuance Trust Series 2024-1A A(a)		6.5300	02/18/39	190,655
480,000	Purchasing Power Funding Series A B(a)		6.4300	08/15/28	481,968
670,000	Reach A.B.S Trust Series 2025-2A B(a)		5.1200	08/18/32	676,363
515,000	Regional Management Issuance Trust Series 2 A(a)		5.1100	12/15/33	518,765
680,000	Scalelogix Abs Us Issuer, LLC Series 1A A2(a)		5.6730	07/25/55	682,660
90,974	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	92,801
227,673	SoFi Consumer Loan Program Trust Series 2025-1 A(a)		4.8000	02/27/34	228,913
314,585	STAR Trust Series 2025-SFR5 A(a),(b)	TSFR1M + 1.450%	5.1310	02/17/42	315,084
750,000	Taco Bell Funding, LLC Series 1A A2I(a)		4.8210	08/25/55	748,166
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	190,517
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	158,293
445,500	TSC SPV Funding, LLC Series 1A A2(a)		6.2910	08/20/54	454,793
530,861	Upstart Securitization Trust Series 2025-2 A2(a)		5.2200	06/20/35	533,424
					15,931,168

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.8% (Continued)
	RESIDENTIAL MORTGAGE — 0.5%
52,219	AJAX Mortgage Loan Trust Series 2019-D A1(a),(c)		2.9560	09/25/65	$50,824
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(d)		3.9610	07/25/56	132,092
115,000	Towd Point Mortgage Trust Series 2017-1 M1(a),(d)		3.7500	10/25/56	113,931
590,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(d)		3.0000	06/25/57	566,598
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(d)		3.7500	03/25/58	279,427
255,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(d)		3.7500	12/25/58	235,044
235,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(d)		3.2500	10/25/59	216,127
					1,594,043
	TOTAL ASSET BACKED SECURITIES (Cost $77,221,247)				77,837,232

	CORPORATE BONDS — 33.3%
	ADVERTISING & MARKETING — 0.2%
693,000	Omnicom Group, Inc.(a)		5.3750	06/15/33	698,874

	AEROSPACE & DEFENSE — 0.4%
618,000	Boeing Company (The)		5.9300	05/01/60	610,497
459,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	478,390
185,000	TransDigm, Inc.(a)		6.6250	03/01/32	191,509
					1,280,396
	ASSET MANAGEMENT — 2.2%
360,000	Apollo Debt Solutions BDC		6.9000	04/13/29	375,798
435,000	Apollo Debt Solutions BDC		5.8750	08/30/30	438,585
547,000	Apollo Global Management, Inc.(b),(e)	H15T5Y + 2.168%	6.0000	12/15/54	547,011
546,000	BlackRock Funding, Inc.		5.2500	03/14/54	520,230
177,000	Blackstone Private Credit Fund		5.9500	07/16/29	180,029
340,000	Blackstone Private Credit Fund		6.0000	01/29/32	341,708
635,000	Blue Owl Finance, LLC		3.1250	06/10/31	576,287
290,000	Blue Owl Finance, LLC		6.2500	04/18/34	299,177
688,000	Brookfield Asset Management Ltd.		5.7950	04/24/35	717,696
225,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 2.010%	6.1360	08/24/34	244,734
467,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	438,386
325,000	Charles Schwab Corporation (The)(d)		4.0000	Perpetual	323,774
495,000	Drawbridge Special Opportunities Fund, L.P.(a)		5.9500	09/17/30	472,526

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	ASSET MANAGEMENT — 2.2% (Continued)
729,000	HA Sustainable Infrastructure Capital, Inc.		6.3750	07/01/34	$746,339
220,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		5.2500	05/15/27	217,763
370,000	UBS Group A.G.(a),(b)	H15T1Y + 2.400%	4.9880	08/05/33	375,080
485,000	UBS Group A.G.(a),(b)	USISSO05 + 3.321%	7.0000	Perpetual	492,084
					7,307,207
	AUTOMOTIVE — 0.4%
405,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	423,214
15,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	02/15/30	15,700
72,000	Ford Motor Company		4.7500	01/15/43	57,860
325,000	Ford Motor Credit Company, LLC		4.9700	04/06/29	326,778
89,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	91,987
145,000	Ford Motor Credit Company, LLC		6.5000	02/07/35	151,402
344,000	Stellantis Finance US, Inc.(a),(e)		6.4500	03/18/35	358,782
					1,425,723
	BANKING — 5.3%
694,000	Australia & New Zealand Banking Group Ltd.(a),(b)	H15T10Y + 1.350%	5.8160	06/18/36	722,001
64,000	Banco de Credito del Peru S.A.(a),(b)	H15T5Y + 2.486%	6.4500	07/30/35	66,819
120,000	Banco de Credito e Inversiones S.A.(a),(b)	H15T5Y + 3.767%	7.5000	Perpetual	127,962
108,000	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.072%	8.3750	Perpetual	114,507
695,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	637,782
972,000	Bank of America Corporation(b)	SOFRRATE + 1.738%	5.5180	10/25/35	993,237
694,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	793,932
139,000	BBVA Mexico S.A. Institucion De Banca Mult Grupo Financiero BBVA Mexico(a),(b)	H15T5Y + 4.214%	8.1250	01/08/39	151,877
440,000	BPCE S.A.(a),(b)	SOFRRATE + 2.590%	7.0030	10/19/34	490,617
209,000	BPCE S.A.(a),(b)	SOFRRATE + 2.610%	6.9150	01/14/46	223,876
335,000	Citigroup, Inc.(b)	SOFRRATE + 2.338%	6.2700	11/17/33	364,680
239,000	Citigroup, Inc.	SOFRRATE + 2.661%	6.1740	05/25/34	253,379
583,000	Citigroup, Inc.(b)	SOFRRATE + 1.488%	5.1740	09/11/36	586,224
250,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	Perpetual	249,701
594,000	Deutsche Bank A.G.(b),(e)	SOFRRATE + 2.050%	5.4030	09/11/35	603,320

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	BANKING — 5.3% (Continued)
692,000	Fifth Third Bancorp(b)	SOFRRATE + 1.660%	4.3370	04/25/33	$678,772
475,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	494,915
130,000	Huntington Bancshares, Inc.(b)	H15T5Y + 1.700%	6.1410	11/18/39	136,153
710,000	JPMorgan Chase & Company(d)		1.9530	02/04/32	632,525
420,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	443,444
480,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.810%	6.2540	10/23/34	524,272
420,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.635%	5.5760	07/23/36	432,128
533,000	KeyCorporation(b)	SOFRRATE + 2.420%	6.4010	03/06/35	578,078
693,000	M&T Bank Corporation(b)	H15T5Y + 1.430%	5.4000	07/30/35	700,359
705,000	Mizuho Financial Group, Inc.		2.5640	09/13/31	632,724
626,000	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	659,222
395,000	PNC Financial Services Group, Inc. (The)(b)	SOFRRATE + 1.394%	5.5750	01/29/36	410,630
185,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 1.170%	5.4230	01/25/41	185,067
610,000	Societe Generale S.A.(a),(b)	H15T1Y + 2.100%	6.0660	01/19/35	644,579
200,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	198,598
449,000	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	470,586
65,000	Truist Financial Corporation(b)	SOFRRATE + 1.852%	5.1220	01/26/34	66,025
515,000	Truist Financial Corporation(b)	SOFRRATE + 2.361%	5.8670	06/08/34	546,022
631,000	US Bancorp(b),(e)	SOFRRATE + 1.411%	5.4240	02/12/36	653,629
292,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	295,923
583,000	Wells Fargo & Company(b)	SOFRRATE + 2.060%	6.4910	10/23/34	642,252
988,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	Perpetual	987,322
					17,393,139
	BIOTECH & PHARMA — 0.7%
711,000	Amgen, Inc.		5.6500	03/02/53	701,262
15,000	Amneal Pharmaceuticals, LLC(a)		6.8750	08/01/32	15,813
783,000	EMD Finance, LLC(a)		5.0000	10/15/35	781,563
30,000	GENMAB A/S/GENMAB FINANCE, LLC(a)		6.2500	12/15/32	30,791

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	BIOTECH & PHARMA — 0.7% (Continued)
590,000	Royalty Pharma plc		5.4000	09/02/34	$604,921
483,000	Royalty Pharma plc		3.3500	09/02/51	322,665
681	Viatris, Inc.(a)		2.3000	06/22/27	663
					2,457,678
	CABLE & SATELLITE — 0.4%
14,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	14,144
180,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	172,064
45,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	08/15/30	42,325
725,000	Charter Communications Operating, LLC / Charter Communications Operating Capital		6.4840	10/23/45	683,736
200,000	CSC Holdings, LLC(a)		11.7500	01/31/29	146,054
152,000	Directv Financing, LLC(a)		5.8750	08/15/27	152,816
					1,211,139
	CHEMICALS — 0.2%
354,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	352,738
200,000	INEOS Quattro Finance 2 plc(a)		9.6250	03/15/29	158,940
20,000	Solstice Advanced Materials, Inc.(a)		5.6250	09/30/33	20,116
130,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	137,144
					668,938
	COMMERCIAL SUPPORT SERVICES — 0.2%
5,000	AMN Healthcare, Inc.(a)		6.5000	01/15/31	5,070
616,000	Sodexo, Inc.(a)		5.8000	08/15/35	641,799
					646,869
	CONSTRUCTION MATERIALS — 0.5%
750,000	Eagle Materials, Inc.		5.0000	03/15/36	735,425
709,000	JH North America Holdings, Inc.(a)		6.1250	07/31/32	722,944
55,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	57,028
					1,515,397
	CONTAINERS & PACKAGING — 0.7%
769,000	Berry Global, Inc.		5.6500	01/15/34	803,439
775,000	Smurfit Kappa Treasury ULC(e)		5.7770	04/03/54	785,432
645,000	Sonoco Products Company(e)		5.0000	09/01/34	641,309
					2,230,180
	ELEC & GAS MARKETING & TRADING — 0.1%
397,000	New York State Electric & Gas Corporation(a)		5.8500	08/15/33	422,215

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	ELECTRIC UTILITIES — 2.3%
195,000	AES Corporation (The)(b)	H15T5Y + 3.201%	7.6000	01/15/55	$197,841
750,000	Black Hills Corporation		6.1500	05/15/34	804,861
631,000	Capital Power US Holdings, Inc.(a)		6.1890	06/01/35	661,963
577,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	570,469
650,000	Constellation Energy Generation, LLC		5.8750	01/15/66	637,397
205,000	Dominion Energy, Inc.(b)	H15T5Y + 2.511%	7.0000	06/01/54	221,775
295,000	Dominion Energy, Inc.(b)	H15T5Y + 2.006%	6.2000	02/15/56	296,414
591,000	Electricite de France S.A.(a)		6.9000	05/23/53	658,613
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	270,404
195,000	Enel Finance International N.V.(a)		5.5000	06/26/34	201,901
444,000	Entergy Corporation(b)	H15T5Y + 2.670%	7.1250	12/01/54	465,099
271,000	Entergy Texas, Inc.		5.8000	09/01/53	271,895
428,000	NextEra Energy Capital Holdings, Inc.(b)	H15T5Y + 1.979%	6.5000	08/15/55	450,157
401,000	NRG Energy, Inc.(a)		7.0000	03/15/33	441,487
419,000	Puget Energy, Inc.		2.3790	06/15/28	402,587
339,000	Southern California Edison Company		6.0000	01/15/34	356,935
245,000	Vistra Corporation(a),(b)	H15T5Y + 6.930%	8.0000	Perpetual	249,654
292,000	Vistra Operations Company, LLC(a)		5.7000	12/30/34	299,751
					7,459,203
	ENGINEERING & CONSTRUCTION — 0.1%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	150,066
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	352,470
					502,536
	ENTERTAINMENT CONTENT — 0.2%
530,000	Univision Communications, Inc.(a)		8.0000	08/15/28	547,270

	FOOD — 0.5%
594,000	Mars, Inc.(a)		5.2000	03/01/35	608,745
685,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	732,980
190,000	Post Holdings, Inc.(a),(e)		6.3750	03/01/33	191,620
					1,533,345

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	GAS & WATER UTILITIES — 0.3%
271,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	$269,285
445,000	Ferrellgas Escrow, LLC / FG Operating Finance Corporation Escrow Corporation(a)		5.8750	04/01/29	428,317
381,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	401,272
					1,098,874
	HEALTH CARE FACILITIES & SERVICES — 1.4%
15,000	Acadia Healthcare Company, Inc.(a)		5.5000	07/01/28	14,832
500,000	CHS/Community Health Systems, Inc.(a)		5.2500	05/15/30	471,828
736,000	CVS Health Corporation		5.0500	03/25/48	648,677
306,000	CVS Health Corporation(b)	H15T5Y + 2.516%	6.7500	12/10/54	318,249
193,000	HCA, Inc.		5.5000	06/01/33	200,508
171,000	HCA, Inc.		5.2500	06/15/49	155,498
340,000	HCA, Inc.		6.0000	04/01/54	338,300
605,000	Icon Investments Six DAC		6.0000	05/08/34	636,499
527,000	IQVIA, Inc.		6.2500	02/01/29	554,798
300,000	IQVIA, Inc.(a)		6.2500	06/01/32	311,929
115,000	Molina Healthcare, Inc.(a)		6.2500	01/15/33	115,870
195,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	197,021
372,000	Universal Health Services, Inc.		2.6500	01/15/32	329,219
422,000	Universal Health Services, Inc.		5.0500	10/15/34	414,905
					4,708,133
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	227,597

	HOME CONSTRUCTION — 0.3%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	251,034
434,000	Meritage Homes Corporation(a)		3.8750	04/15/29	427,623
20,000	Taylor Morrison Communities, Inc.(a)		5.7500	11/15/32	20,535
240,000	Toll Brothers Finance Corporation(e)		5.6000	06/15/35	249,801
					948,993
	INDUSTRIAL SUPPORT SERVICES — 0.3%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	420,134
115,000	Ashtead Capital, Inc.(a)		5.9500	10/15/33	121,361
110,000	Ashtead Capital, Inc.(a)		5.8000	04/15/34	115,436

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.3% (Continued)
215,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	$225,772
25,000	Herc Holdings, Inc.(a)		5.7500	03/15/31	25,191
100,000	Herc Holdings, Inc.(a),(e)		7.2500	06/15/33	105,869
					1,013,763
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
486,000	Bank of New York Mellon Corporation (The)(b)	SOFRINDX + 2.074%	5.8340	10/25/33	522,377
203,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.550%	5.3300	07/23/35	207,584
324,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	354,056
305,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.330%	4.9390	10/21/36	301,150
25,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.190%	5.0650	01/21/37	24,922
454,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	466,181
777,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	805,387
287,000	Morgan Stanley(b)	H15T5Y + 2.430%	5.9480	01/19/38	300,426
541,000	Northern Trust Corporation(d)		3.3750	05/08/32	534,106
290,000	Northern Trust Corporation(b)	H15T5Y + 1.050%	5.1170	11/19/40	288,814
565,000	State Street Corporation(b)	SOFRRATE + 1.958%	6.1230	11/21/34	609,392
337,000	State Street Corporation(b)	H15T5Y + 2.613%	6.7000	Perpetual	349,654
					4,764,049
	INSURANCE — 1.7%
209,000	Allianz S.E.(a),(b)	H15T5Y + 3.232%	6.3500	09/06/53	223,404
271,000	Allianz S.E.(a),(b)	H15T5Y + 2.771%	5.6000	09/03/54	277,028
105,000	American National Group, Inc.(b)	H15T5Y + 3.183%	7.0000	12/01/55	106,104
425,000	Ascot Group Ltd.(a)		4.2500	12/15/30	393,736
300,000	Corebridge Financial, Inc.(b)	H15T5Y + 3.846%	6.8750	12/15/52	308,220
407,000	Corebridge Financial, Inc.(b)	H15T5Y + 2.646%	6.3750	09/15/54	416,118
522,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	542,726
198,000	Global Atlantic Fin Company(a)		7.9500	06/15/33	225,958
105,000	Global Atlantic Fin Company(a),(b)	H15T5Y + 3.608%	7.9500	10/15/54	108,614
515,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	509,830
350,000	Nippon Life Insurance Company(a),(b)	H15T5Y + 2.954%	6.2500	09/13/53	370,546
246,000	Nippon Life Insurance Company(a),(b),(e)	H15T5Y + 3.189%	6.5000	04/30/55	263,412

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	INSURANCE — 1.7% (Continued)
104,000	Prudential Financial, Inc.(b)	H15T5Y + 3.162%	5.1250	03/01/52	$102,807
210,000	Prudential Financial, Inc.(b)	H15T5Y + 2.848%	6.7500	03/01/53	224,887
330,000	Prudential Financial, Inc.(b)	H15T5Y + 2.404%	6.5000	03/15/54	347,737
610,000	Reinsurance Group of America, Inc.(b)	H15T5Y + 2.392%	6.6500	09/15/55	630,000
594,000	Sumitomo Life Insurance Company(a),(b)	H15T5Y + 2.651%	5.8750	09/10/55	597,968
					5,649,095
	INTERNET MEDIA & SERVICES — 0.3%
945,000	Meta Platforms, Inc.		5.7500	11/15/65	897,313
165,000	Snap, Inc.(a)		6.8750	03/15/34	168,649
					1,065,962
	LEISURE FACILITIES & SERVICES — 0.3%
720,000	Flutter Treasury DAC(a)		5.8750	06/04/31	729,467
280,000	Hilton Domestic Operating Company, Inc.(a)		5.7500	09/15/33	285,396
75,000	Rivers Enterprise Lender, LLC / Rivers Enterprise Lender Corporation(a)		6.2500	10/15/30	76,172
					1,091,035
	MACHINERY — 0.8%
5,000	CompoSecure Holdings, LLC(a)		5.6250	02/01/33	4,987
665,000	Flowserve Corporation		3.5000	10/01/30	636,156
550,000	Ingersoll Rand, Inc.		5.4500	06/15/34	570,483
606,000	Regal Rexnord Corporation		6.4000	04/15/33	648,060
699,000	Veralto Corporation		5.4500	09/18/33	727,488
					2,587,174
	MEDICAL EQUIPMENT & DEVICES — 1.0%
915,000	180 Medical, Inc.(a)		5.3000	10/08/35	908,883
795,000	Baxter International, Inc.(e)		5.6500	12/15/35	802,691
737,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	686,367
776,000	Smith & Nephew plc		5.4000	03/20/34	799,106
					3,197,047
	METALS & MINING — 0.3%
336,000	Corp Nacional del Cobre de Chile(a)		5.9500	01/08/34	351,817
306,000	Glencore Funding, LLC(a)		2.8500	04/27/31	283,789
250,000	Glencore Funding, LLC(a)		5.6340	04/04/34	262,267
					897,873

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	OIL & GAS PRODUCERS — 3.4%
275,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corporation(a)		6.6250	07/15/33	$284,873
625,000	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	Perpetual	620,721
140,000	Buckeye Partners, L.P.(a)		6.7500	02/01/30	146,720
150,000	Columbia Pipelines Operating Company, LLC(a)		6.0360	11/15/33	160,363
552,000	Columbia Pipelines Operating Company, LLC(a)		5.4390	02/15/35	565,514
185,000	DBR Land Holdings, LLC(a)		6.2500	12/01/30	189,625
583,000	Diamondback Energy, Inc.		5.9000	04/18/64	558,797
738,000	DT Midstream, Inc.(a)		4.3750	06/15/31	723,924
330,000	Enbridge, Inc.(b)	H15T10Y + 4.431%	8.5000	01/15/84	377,721
120,000	Energy Transfer, L.P.(b)	H15T5Y + 5.306%	7.1250	Perpetual	124,294
175,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	175,892
145,000	EOG Resources, Inc.		5.3500	01/15/36	148,992
370,000	EOG Resources, Inc.		5.6500	12/01/54	364,832
654,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	603,288
305,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	321,252
669,000	Harbour Energy plc(a)		6.3270	04/01/35	685,275
530,000	HF Sinclair Corporation		6.2500	01/15/35	555,169
87,000	KazMunayGas National Company JSC(a)		5.7500	04/19/47	81,912
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	96,552
444,000	Kinder Morgan, Inc.		5.8500	06/01/35	470,347
50,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	51,911
80,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	83,762
375,000	Occidental Petroleum Corporation(e)		5.5500	10/01/34	383,834
271,000	Occidental Petroleum Corporation		6.2000	03/15/40	276,385
275,000	Pertamina Persero PT(a)		6.4500	05/30/44	289,299
92,000	Petroleos Mexicanos		6.8400	01/23/30	94,426
308,000	Petroleos Mexicanos		5.9500	01/28/31	300,715
38,000	Petroleos Mexicanos		7.6900	01/23/50	34,205
70,000	Petroleos Mexicanos		6.9500	01/28/60	57,059
241,000	Petronas Capital Ltd.(a)		5.8480	04/03/55	251,679
235,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	214,046
368,000	Saudi Arabian Oil Company(a)		5.2500	07/17/34	375,197
110,000	South Bow Canadian Infrastructure Holdings Ltd.(b)	H15T5Y + 3.667%	7.5000	03/01/55	116,352
95,000	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	95,968

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	OIL & GAS PRODUCERS — 3.4% (Continued)
70,000	South Bow USA Infrastructure Holdings, LLC		6.1760	10/01/54	$67,575
787,000	Western Midstream Operating, L.P.		5.2500	02/01/50	677,796
521,000	Williams Companies, Inc. (The)		5.1500	03/15/34	528,448
					11,154,720
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
180,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	186,101

	PUBLISHING & BROADCASTING — 0.2%
240,000	Gray Media, Inc.(a)		7.2500	08/15/33	245,874
305,000	Sinclair Television Group, Inc.(a)		8.1250	02/15/33	315,664
					561,538
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
310,000	Iron Mountain, Inc.(a)		6.2500	01/15/33	313,451
260,000	Millrose Properties, Inc.(a)		6.2500	09/15/32	263,118
19,000	Service Properties Trust		4.9500	02/15/27	18,936
					595,505
	RETAIL - CONSUMER STAPLES — 0.4%
50,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	49,237
510,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, L.P.(a)		4.8750	02/15/30	504,445
775,000	Alimentation Couche-Tard, Inc.(a)		5.0770	09/29/35	780,124
					1,333,806
	RETAIL - DISCRETIONARY — 0.4%
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	173,459
240,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	248,624
1,045,000	Dick’s Sporting Goods, Inc.		4.1000	01/15/52	767,972
					1,190,055
	SEMICONDUCTORS — 0.6%
209,000	Broadcom, Inc.		5.1500	11/15/31	216,740
575,000	Broadcom, Inc.(a)		3.1370	11/15/35	495,354
579,000	Foundry JV Holdco, LLC(a)		5.8750	01/25/34	599,418
527,000	Marvell Technology, Inc.		5.4500	07/15/35	542,713
					1,854,225
	SOFTWARE — 0.6%
400,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	404,227

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	SOFTWARE — 0.6% (Continued)
105,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(a)		8.7500	05/01/29	$100,187
270,000	Oracle Corporation		6.2500	11/09/32	281,763
420,000	Oracle Corporation		6.9000	11/09/52	414,314
75,000	Oracle Corporation		3.8500	04/01/60	45,669
724,000	Roper Technologies, Inc.(e)		5.1000	09/15/35	723,694
					1,969,854
	SPECIALTY FINANCE — 1.8%
244,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		3.3000	01/30/32	225,867
156,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	163,452
224,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	H15T5Y + 2.441%	6.5000	01/31/56	230,440
710,000	Ally Financial, Inc.		8.0000	11/01/31	805,774
767,000	American Express Company(b)	SOFRRATE + 1.930%	5.6250	07/28/34	799,538
810,000	Atlas Warehouse Lending Company, L.P.(a)		5.2500	01/15/33	811,914
653,000	Aviation Capital Group, LLC(a)		6.3750	07/15/30	697,432
275,000	Aviation Capital Group, LLC(a)		4.8750	01/28/33	271,337
647,000	Avolon Holdings Funding Ltd.(a)		5.7500	11/15/29	672,617
217,000	Capital One Financial Corporation(d)		2.3590	07/29/32	190,014
490,000	Capital One Financial Corporation(b)	SOFRRATE + 2.860%	6.3770	06/08/34	526,561
65,000	OneMain Finance Corporation		6.1250	05/15/30	66,306
235,000	OneMain Finance Corporation		6.5000	03/15/33	236,385
255,000	Rocket Companies, Inc.(a)		6.3750	08/01/33	264,846
					5,962,483
	STEEL — 0.0%(f)
15,000	Carpenter Technology Corporation(a)		5.6250	03/01/34	15,241

	TECHNOLOGY HARDWARE — 0.2%
785,000	Flex Ltd.		5.3750	11/13/35	785,105

	TECHNOLOGY SERVICES — 1.3%
165,000	Block, Inc.		6.5000	05/15/32	171,011
90,000	Block, Inc.(a)		6.0000	08/15/33	91,946
416,000	Booz Allen Hamilton, Inc.(a),(e)		4.0000	07/01/29	408,661
209,000	Booz Allen Hamilton, Inc.		5.9500	08/04/33	217,718

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	TECHNOLOGY SERVICES — 1.3% (Continued)
866,000	CoStar Group, Inc.(a)		2.8000	07/15/30	$797,668
800,000	Gartner, Inc.(a)		3.7500	10/01/30	758,888
615,000	Global Payments, Inc.		5.5500	11/15/35	610,418
578,000	MSCI, Inc.(a)		3.6250	09/01/30	552,909
510,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	524,093
					4,133,312
	TELECOMMUNICATIONS — 0.2%
488,000	Sprint Capital Corporation		8.7500	03/15/32	591,371

	TOBACCO & CANNABIS — 0.5%
309,000	BAT Capital Corporation		7.7500	10/19/32	361,367
695,000	Imperial Brands Finance plc(a)		5.8750	07/01/34	726,483
510,000	Philip Morris International, Inc.		4.9000	11/01/34	513,771
					1,601,621
	TRANSPORTATION & LOGISTICS — 0.8%
566,103	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)		4.8000	08/15/27	569,172
311,477	British Airways Class A Pass Through Trust Series 2021-1(a)		2.9000	03/15/35	285,620
296,951	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	294,029
128,000	DP World plc(a)		6.8500	07/02/37	142,643
175,000	Fedex Freight Holding Company, Inc.(a)		5.2500	03/15/36	173,663
720,000	Transurban Finance Company Pty Ltd.(a)		4.9240	03/24/36	715,009
285,937	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	300,157
149,656	United Airlines Class AA Pass Through Trust Series 2024-1		5.4500	02/15/37	153,805
25,000	United Airlines Holdings, Inc.		5.3750	03/01/31	25,286
					2,659,384
	TOTAL CORPORATE BONDS (Cost $106,894,557)				109,144,025

	NON U.S. GOVERNMENT & AGENCIES — 2.9%
	SOVEREIGN — 2.9%
126,000	Angolan Government International Bond(a)		9.2440	01/15/31	126,961
536,000	Brazilian Government International Bond		6.0000	10/20/33	543,236
67,000	Brazilian Government International Bond		6.6250	03/15/35	68,960

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.9% (Continued)
	SOVEREIGN — 2.9% (Continued)
56,000	Brazilian Government International Bond	7.2500	01/12/56	$56,098
81,000	Chile Government International Bond	3.2500	09/21/71	50,390
92,000	Colombia Government International Bond	7.3750	04/25/30	96,490
91,000	Colombia Government International Bond	8.0000	11/14/35	97,507
112,000	Colombia Government International Bond	7.7500	11/07/36	117,522
79,000	Colombia Government International Bond	8.7500	11/14/53	86,872
34,000	Costa Rica Government International Bond(a)	6.5500	04/03/34	36,915
30,000	Costa Rica Government International Bond(a)	7.3000	11/13/54	33,427
150,000	Dominican Republic International Bond(a)	5.5000	02/22/29	152,400
311,000	Dominican Republic International Bond(a)	4.8750	09/23/32	298,476
67,000	Dominican Republic International Bond	6.9500	03/15/37	71,623
59,000	El Salvador Government International Bond(a)	8.6250	02/28/29	63,564
141,000	El Salvador Government International Bond	7.6500	06/15/35	146,640
71,000	Guatemala Government Bond(a)	6.6000	06/13/36	76,057
310,000	Hungary Government International Bond(a)	6.2500	09/22/32	329,573
232,000	Hungary Government International Bond(a)	5.5000	03/26/36	230,923
200,000	Indonesia Government International Bond	4.5500	01/11/28	202,151
156,000	Indonesia Government International Bond	4.7500	09/10/34	154,207
304,000	Indonesia Government International Bond(e)	5.1000	02/10/54	285,820
97,000	Ivory Coast Government International Bond(a)	8.2500	01/30/37	104,941
272,000	Kazakhstan Government International Bond(a)	5.5000	07/01/37	276,837
145,000	Mexico Government International Bond	5.3750	03/22/33	143,487
175,000	Mexico Government International Bond	6.0000	05/07/36	176,505
200,000	Mexico Government International Bond	6.6250	01/29/38	208,390
157,000	Morocco Government International Bond(a)	3.0000	12/15/32	136,998
254,000	Nigeria Government International Bond(a)	10.3750	12/09/34	300,641
154,000	Nigeria Government International Bond(a)	8.6310	01/13/36	164,830
201,000	Panama Government International Bond	7.5000	03/01/31	222,326
162,000	Panama Government International Bond	8.0000	03/01/38	187,669
122,000	Peruvian Government International Bond	2.7830	01/23/31	112,881
192,000	Peruvian Government International Bond	5.3750	02/08/35	196,013
346,000	Philippine Government International Bond	4.7500	03/05/35	342,476
76,000	Republic of Kenya Government International Bond(a)	9.7500	02/16/31	84,103
145,000	Republic of Kenya Government International Bond(a)	7.8750	10/09/33	146,239

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.9% (Continued)
	SOVEREIGN — 2.9% (Continued)
210,000	Republic of Poland Government International Bond	4.8750	10/04/33	$212,660
82,000	Republic of Poland Government International Bond	5.1250	09/18/34	83,388
129,000	Republic of Poland Government International Bond	5.3750	02/12/35	132,894
165,000	Republic of South Africa Government International(a)	6.1250	12/11/37	160,359
200,000	Republic of South Africa Government International Bond	5.8750	06/22/30	206,156
135,000	Republic of South Africa Government International Bond	5.6500	09/27/47	111,968
116,000	Republic of Uzbekistan International Bond(a)	6.9000	02/28/32	124,955
206,000	Romanian Government International Bond(a)	5.8750	01/30/29	212,894
217,000	Romanian Government International Bond(a)	7.1250	01/17/33	237,472
46,000	Romanian Government International Bond(a)	6.6250	05/16/36	48,218
154,000	Saudi Government International Bond(a)	4.8750	07/18/33	155,110
319,000	Saudi Government International Bond(a)	5.6250	01/13/35	335,412
95,000	Saudi Government International Bond(a)	4.5000	10/26/46	80,033
149,000	Serbia International Bond(a)	6.5000	09/26/33	160,636
170,000	Sri Lanka Government International Bond(a),(c)	3.6000	02/15/38	168,540
143,000	Turkiye Government International Bond	7.2500	05/29/32	150,147
257,000	Turkiye Government International Bond	7.6250	05/15/34	274,366
70,000	Turkiye Government International Bond(e)	6.6250	02/17/45	63,829
173,000	UAE International Government Bond(a)	4.0500	07/07/32	172,844
322,000	Uruguay Government International Bond	5.1000	06/18/50	301,006
				9,523,035
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $9,221,363)			9,523,035

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1%
	ADVERTISING & MARKETING — 0.0%(f)
94,525	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	6.4220	01/28/32	$94,702

	AEROSPACE & DEFENSE — 0.2%
149,201	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 2.250%	6.3270	10/27/31	149,769
56,751	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 2.250%	6.3270	10/27/31	56,967
79,800	TransDigm, Inc.(b)	TSFR3M + 2.250%	5.9660	03/22/30	79,820
191,232	TransDigm, Inc.(b)	TSFR3M + 2.500%	6.7990	02/28/31	191,359
					477,915
	APPAREL & TEXTILE PRODUCTS — 0.0%(f)
70,000	Beach Acquisition Bidco, LLC(b)	TSFR1M + 3.250%	7.3080	06/28/32	70,219

	ASSET MANAGEMENT — 0.0%()
294,263	FinCompany I, LLC(b)	TSFR3M + 1.750%	6.0760	06/27/29	294,500

	AUTOMOTIVE — 0.1%
140,000	American Axle & Manufacturing, Inc.(b)	TSFR1M + 3.250%	7.4050	09/20/32	140,525
204,488	Clarios Global, L.P.(b)	TSFR1M + 2.750%	7.0770	01/14/32	205,062
					345,587
	BEVERAGES — 0.0%(f)
124,688	Sazerac Company, Inc.(b)	TSFR1M + 2.500%	6.8130	06/25/32	125,155

	BIOTECH & PHARMA — 0.2%
30,000	BioMarin Pharmaceutical, Inc.(b)	TSFR1M + 1.750%	5.4270	01/29/33	30,075
230,000	Genmab A/S(b)	TSFR1M + 3.000%	6.7330	11/18/32	231,129
280,000	Grifols Worldwide Operations USA, Inc.(b)	TSFR3M + 2.150%	5.9220	11/08/27	279,953
					541,157
	CABLE & SATELLITE — 0.2%
192,765	Charter Communications Operating, LLC(b)	TSFR1M + 2.250%	6.5480	11/22/31	192,743
171,426	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	6.9660	09/18/30	163,835
211,771	Directv Financing, LLC(b)	TSFR1M + 5.365%	9.7910	08/02/29	212,374
					568,952
	CHEMICALS — 0.0%(f)
106,606	INEOS US Finance, LLC(b)	TSFR1M + 3.250%	7.5770	02/19/30	77,290

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.2%
255,000	AlixPartners LLP(b)	TSFR1M + 2.000%	6.3530	07/30/32	$253,930
295,000	Brightview Landscapes, LLC(b)	TSFR1M + 2.000%	6.3130	04/20/29	294,815
150,786	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	5.6880	10/15/30	150,692
					699,437
	CONSTRUCTION MATERIALS — 0.1%
127,408	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	5.9660	04/14/31	127,637

	ELECTRIC UTILITIES — 0.2%
195,000	Astoria Energy, LLC(b)	TSFR1M + 2.750%	6.4250	06/23/32	195,837
191,569	Kestrel Acquisition, LLC(b)	TSFR3M + 3.000%	6.9340	11/06/31	192,031
90,000	Talen Energy Supply, LLC(b)	TSFR1M + 2.000%	6.1060	10/09/32	90,135
					478,003
	ELECTRICAL EQUIPMENT — 0.2%
202,189	Gates Corporation(b)	TSFR1M + 1.750%	6.0770	06/04/31	202,669
174,126	MX Holdings US, Inc.(b)	TSFR1M + 2.250%	6.5770	02/19/32	174,453
198,862	Wec US Holdings, Inc.(b)	TSFR1M + 2.250%	6.5740	01/27/31	198,908
					576,030
	ENGINEERING & CONSTRUCTION — 0.2%
237,600	Construction Partners, Inc.(b)	TSFR1M + 2.500%	6.8290	10/29/31	238,083
77,095	Cornerstone Generation, LLC(b)	TSFR1M + 3.250%	8.0540	10/28/31	77,786
20,000	Dycom Industries, Inc.(b)	TSFR1M + 1.750%	5.4240	01/20/33	20,063
118,800	Frontdoor, Inc.(b)	TSFR1M + 2.250%	6.5770	12/16/31	119,815
90,000	Green Infrastructure Partners, Inc.(b)	TSFR1M + 2.750%	6.4220	09/18/32	90,169
213,925	Red SPV, LLC(b)	TSFR1M + 2.250%	6.5620	03/08/32	214,460
					760,376
	ENTERTAINMENT CONTENT — 0.1%
226,550	Univision Communications, Inc.(b)	TSFR1M + 3.500%	7.9410	01/31/29	226,763

	FOOD — 0.2%
23,409	Del Monte Foods Corporation II, Inc.(b)	TSFR1M + 1.000%	4.3540	04/02/26	18,844
27,189	Del Monte Foods Corporation II, Inc.(b)	TSFR1M + 1.000%	5.3220	04/02/26	26,170
120,326	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 3.400%	8.3470	08/02/28	2,482
52,259	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 4.400%	8.5740	08/02/28	2,482
38,092	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 8.150%	12.4740	08/02/28	19,173

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	FOOD — 0.2% (Continued)
382,610	Froneri US, Inc.(b)	TSFR1M + 2.000%	5.8770	09/18/31	$382,449
					451,600
	HEALTH CARE FACILITIES & SERVICES — 0.1%
147,015	Phoenix Guarantor, Inc.(b)	TSFR1M + 2.500%	6.8270	02/21/31	146,982
183,150	Select Medical Corporation(b)	TSFR1M + 2.000%	6.3270	11/19/31	183,227
					330,209
	HOUSEHOLD PRODUCTS — 0.0%(f)
89,035	Energizer Holdings, Inc.(b)	TSFR1M + 2.000%	6.3270	03/13/32	89,035

	INDUSTRIAL SUPPORT SERVICES — 0.1%
169,575	Resideo Funding, Inc.(b)	TSFR1M + 2.000%	6.3580	08/09/32	169,682

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
186,711	Citadel Securities, L.P.(b)	TSFR1M + 2.000%	6.3270	10/24/31	187,203

	INSURANCE — 0.1%
250,000	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	6.4220	05/06/31	249,766

	LEISURE FACILITIES & SERVICES — 0.5%
48,750	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	6.5770	02/06/30	48,552
205,000	Delta 2 Lux Sarl(b)	TSFR1M + 2.000%	6.2990	09/10/31	205,224
109,725	Entain Holdings Gibraltar Ltd.(b)	TSFR3M + 2.250%	6.5690	07/30/32	109,666
191,100	Flutter Entertainment plc(b)	TSFR1M + 1.750%	6.0490	11/29/30	191,148
124,151	Flutter Financing BV(b)	TSFR1M + 2.000%	6.3530	06/04/32	124,098
302,407	Life Time, Inc.(b)	TSFR1M + 2.000%	6.3600	11/05/31	303,952
75,000	Light & Wonder International, Inc.(b)	TSFR1M + 2.000%	5.6710	04/16/29	75,000
225,000	Live Nation Entertainment, Inc.(b)	TSFR1M + 2.000%	5.7340	10/19/32	225,000
268,590	Playtika Holding Corporation(b)	TSFR1M + 2.865%	7.9430	03/05/28	261,256
183,205	UFC Holdings, LLC(b)	TSFR3M + 2.000%	5.8680	11/21/31	183,811
					1,727,707
	MACHINERY — 0.0%(f)
70,000	CompoSecure Holdings, LLC(b)	TSFR1M + 2.250%	5.9380	01/10/33	69,957

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.1%
215,000	Hopper Merger Sub, Inc.(b)	TSFR1M + 2.250%	5.9380	01/14/33	$211,894
204,226	Medline Borrower, L.P.(b)	TSFR1M + 1.750%	5.4660	10/25/30	205,046
					416,940
	OIL & GAS PRODUCERS — 0.5%
280,000	Blackfin Pipeline, LLC(b)	TSFR1M + 3.000%	7.1660	09/29/32	282,216
230,000	CQP Holdco, L.P.(b)	TSFR3M + 1.750%	5.4000	12/15/32	229,378
109,595	Freeport LNG Investments LLLP(b)	TSFR3M + 3.250%	7.5190	12/21/28	109,855
170,000	Freeport LNG Investments LLLP(b)	TSFR3M + 3.250%	6.9180	01/31/33	169,681
259,291	GIP Pilot Acquisition Partners, L.P.(b)	TSFR3M + 2.000%	6.2770	10/04/30	259,859
74,438	Hilcorp Energy I, L.P.(b)	TSFR1M + 2.000%	6.3140	02/05/30	74,624
204,082	Oryx Midstream Services Permian Basin, LLC(b)	TSFR1M + 2.250%	6.5750	10/05/28	204,436
73,877	WhiteWater DBR HoldCo, LLC(b)	TSFR1M + 2.250%	6.5490	03/03/31	74,210
375,000	WhiteWater Matterhorn Holdings, LLC(b)	TSFR3M + 2.250%	5.4020	06/16/32	374,120
					1,778,379
	PUBLISHING & BROADCASTING — 0.1%
383,075	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.8120	06/24/32	383,393

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
171,180	Iron Mountain, Inc.(b)	TSFR1M + 2.100%	6.3270	01/31/31	170,056

	RETAIL - DISCRETIONARY — 0.1%
276,511	Belron Finance 2019, LLC(b)	TSFR1M + 2.000%	6.8610	10/16/31	277,754
93,217	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	6.5770	06/05/31	92,249
					370,003
	SOFTWARE — 0.1%
142,757	SS&C Technologies, Inc.(b)	TSFR1M + 2.000%	7.3440	05/09/31	142,919
128,498	UKG, Inc.(b)	TSFR3M + 3.000%	6.1670	02/10/31	125,580
					268,499
	TECHNOLOGY SERVICES — 0.1%
147,388	Amentum Holdings, Inc.(b)	TSFR1M + 2.250%	6.5770	07/30/31	147,572
253	Neptune Bidco US, Inc.(b)	TSFR3M + 5.100%	9.3300	04/11/29	253
204,820	North American Bancard, LLC(b)	TSFR3M + 2.500%	6.7990	11/24/28	193,920
160,000	Shift4 Payments, LLC(b)	TSFR1M + 2.000%	5.6870	07/06/32	161,166
					502,911

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	TELECOMMUNICATIONS — 0.1%
273,560	Eagle Broadband Investments, LLC(b)	TSFR3M + 3.115%	7.5610	11/12/27	$261,764

	TRANSPORTATION & LOGISTICS — 0.1%
158,800	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9180	04/20/28	159,131
258,693	Rand Parent, LLC(b)	TSFR3M + 3.000%	6.6720	03/18/30	259,582
					418,713
	TOTAL TERM LOANS (Cost $13,518,759)				13,309,540

	U.S. GOVERNMENT & AGENCIES — 31.1%
	AGENCY FIXED RATE — 14.6%
5,083	Fannie Mae Pool 735061		6.0000	11/01/34	5,302
7,172	Fannie Mae Pool 866009		6.0000	03/01/36	7,574
41,243	Fannie Mae Pool 938574		5.5000	09/01/36	42,945
20,805	Fannie Mae Pool 310041		6.5000	05/01/37	22,101
8,097	Fannie Mae Pool 962752		5.0000	04/01/38	8,305
11,986	Fannie Mae Pool 909175		5.5000	04/01/38	12,458
25,582	Fannie Mae Pool 909220		6.0000	08/01/38	27,120
37,740	Fannie Mae Pool AS7026		4.0000	04/01/46	36,775
60,594	Fannie Mae Pool BJ9260		4.0000	04/01/48	58,954
667,404	Fannie Mae Pool FS4991		3.0000	03/01/52	593,007
1,161,253	Fannie Mae Pool FS8360		3.5000	09/01/52	1,076,674
577,675	Fannie Mae Pool MA4805		4.5000	11/01/52	568,492
731,787	Fannie Mae Pool FS4438		5.0000	11/01/52	734,937
1,096,966	Fannie Mae Pool MA4839		4.0000	12/01/52	1,049,749
2,083,217	Fannie Mae Pool FS7751		4.0000	03/01/53	1,999,836
464,097	Fannie Mae Pool MA4980		6.0000	04/01/53	478,947
466,218	Fannie Mae Pool MA5072		5.5000	06/01/53	473,780
886,580	Fannie Mae Pool CB6857		4.5000	08/01/53	874,043
2,260,672	Fannie Mae Pool FA1728		6.0000	10/01/53	2,324,892
455,060	Fannie Mae Pool FS6679		6.0000	12/01/53	468,230
2,241,216	Fannie Mae Pool MA5271		5.5000	02/01/54	2,276,551
3,245,367	Fannie Mae Pool FA2472		5.0000	04/01/54	3,256,498

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.1% (Continued)
	AGENCY FIXED RATE — 14.6% (Continued)
1,703,332	Fannie Mae Pool MA5385	4.0000	06/01/54	$1,629,287
1,089,021	Fannie Mae Pool FS8791	6.0000	08/01/54	1,115,300
1,456,943	Fannie Mae Pool FA0685	6.0000	01/01/55	1,495,068
3,592,178	Fannie Mae Pool FA1378	4.0000	03/01/55	3,445,461
45,537	Freddie Mac Gold Pool G01980	5.0000	12/01/35	46,694
7,671	Freddie Mac Gold Pool G05888	5.5000	10/01/39	7,983
194,675	Freddie Mac Pool SB8269	6.0000	10/01/38	201,991
1,884,952	Freddie Mac Pool SD2026	5.0000	11/01/52	1,892,870
486,979	Freddie Mac Pool SD3238	5.5000	12/01/52	495,559
1,639,656	Freddie Mac Pool SD8309	6.0000	03/01/53	1,690,105
1,046,586	Freddie Mac Pool SD5594	5.5000	07/01/53	1,065,000
769,652	Freddie Mac Pool SD8343	6.0000	07/01/53	792,852
452,061	Freddie Mac Pool SD8350	6.0000	08/01/53	465,072
1,790,865	Freddie Mac Pool SD5856	3.5000	01/01/54	1,660,427
997,233	Freddie Mac Pool SD8409	6.0000	03/01/54	1,023,408
2,489,620	Freddie Mac Pool SD8418	4.5000	04/01/54	2,443,090
1,240,728	Freddie Mac Pool SL0627	6.0000	10/01/54	1,272,986
7,054,869	Freddie Mac Pool SD8492	5.0000	01/01/55	7,059,930
1,009,199	Freddie Mac Pool SD8494	5.5000	01/01/55	1,024,381
2,580,144	Freddie Mac Pool SL2922	5.5000	10/01/55	2,622,541
				47,847,175
	U.S. TREASURY BONDS — 1.2%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,153,132
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,881,125
				4,034,257
	U.S. TREASURY NOTES — 15.3%
775,000	United States Treasury Note	4.3750	08/15/26	778,002
370,000	United States Treasury Note	4.0000	01/31/29	374,141
3,280,000	United States Treasury Note	4.0000	07/31/29	3,316,772
1,055,000	United States Treasury Note	4.0000	03/31/30	1,065,962
1,380,000	United States Treasury Note	3.8750	07/31/30	1,386,927
890,000	United States Treasury Note	4.0000	02/15/34	883,342
1,875,000	United States Treasury Note	3.8750	08/15/34	1,838,232
6,300,000	United States Treasury Note	4.6250	02/15/35	6,506,965

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.1% (Continued)
	U.S. TREASURY NOTES — 15.3% (Continued)
5,045,000	United States Treasury Note	4.2500	05/15/35	$5,061,554
1,135,000	United States Treasury Note	1.8750	11/15/51	627,531
4,100,000	United States Treasury Note	4.0000	11/15/52	3,551,945
1,950,000	United States Treasury Note	3.6250	02/15/53	1,576,529
2,610,000	United States Treasury Note	3.6250	05/15/53	2,108,391
4,875,000	United States Treasury Note	4.2500	02/15/54	4,400,830
5,770,000	United States Treasury Note	4.6250	05/15/54	5,544,722
365,000	United States Treasury Note	4.2500	08/15/54	329,405
3,310,000	United States Treasury Note	4.5000	11/15/54	3,115,020
6,235,000	United States Treasury Note	4.6250	02/15/55	5,991,567
1,775,000	United States Treasury Note	4.7500	05/15/55	1,740,748
				50,198,585
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $105,347,828)			102,080,017

Shares
	SHORT-TERM INVESTMENTS — 6.6%
	COLLATERAL FOR SECURITIES LOANED – 2.1%
6,793,257	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $6,793,257)(g),(h)	6,793,257

	MONEY MARKET FUNDS – 4.5%
14,703,221	Fidelity Government Portfolio, Institutional, 3.57% (Cost $14,703,221)(h)	14,703,221

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,496,478)	21,496,478

	TOTAL INVESTMENTS – 101.8% (Cost $333,700,232)	$333,390,327
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%	(5,739,150)
	NET ASSETS - 100.0%	$327,651,177

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
70	CBOT US Treasure Bond Futures	03/23/2026	$8,058,750	$(4,375)
	TOTAL FUTURES CONTRACTS

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(j)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread (k)	Maturity Date	Notional Value(i)	Amortized Upfront Payments Paid/ (Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 45	Quarterly(1)	Citibank	5.00%	296	12/20/2030	$3,445,200	$(293,126)	$(308,743)	$(15,616)
TOTAL							(293,126)	(308,743)	(15,616)

(1)	Buy Protection

ABS	- Asset Backed Securities

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

US0001M	ICE LIBOR USD 1 Month

USISSO05	5Y SOFR Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $119,307,095 or 36.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,642,052 at January 31, 2026.

(f)	Percentage rounds to less than 0.1%.

(g)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $6,793,257 at January 31, 2026.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2026.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

(i)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures and swap contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures and swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of January 31, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 0.2%
	LEISURE FACILITIES & SERVICES - 0.2%
7,877	Aimbridge Hospitality 3/25(a)	$401,727

	TOTAL COMMON STOCKS (Cost $531,697)	401,727

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.2%
	CLO — 5.2%
1,500,000	Bain Capital Credit CLO 2021-1 Ltd. Series 1A ER(b),(c)	TSFR3M + 6.300%	9.9680	04/18/34	1,429,832
3,000,000	Bain Capital Credit CLO 2021-7 Ltd. Series 7A ER(b),(c)	TSFR3M + 6.500%	10.1690	01/22/35	2,839,899
2,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(b),(c)	TSFR3M + 6.600%	10.2720	10/15/34	2,260,451
3,500,000	BlueMountain CLO XXXIII Ltd. Series 33A ER(b),(c)	TSFR3M + 6.930%	10.5980	10/20/38	3,391,860
1,400,000	Sculptor CLO XXXVI LTD Series 36A D2(b),(c)	TSFR3M + 4.150%	7.8160	01/30/39	1,401,795
					11,323,837
	TOTAL ASSET BACKED SECURITIES (Cost $11,580,777)				11,323,837

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7%
	BIOTECH & PHARMA — 0.1%
200,000	BioMarin Pharmaceutical, Inc.(b)		5.5000	02/15/34	200,750

	CABLE & SATELLITE — 0.8%
445,000	Altice Financing S.A.(b)		5.0000	01/15/28	323,505
492,000	Cable One, Inc.(b),(d)		4.0000	11/15/30	358,453
600,000	CCO Holdings, LLC / CCO Holdings Capital(b),(d)		4.2500	01/15/34	507,951
575,000	Sirius XM Radio, Inc.(b),(d)		4.1250	07/01/30	542,597
					1,732,506
	CONTAINERS & PACKAGING — 0.2%
400,000	Iris Holding, Inc.(b),(d)		10.0000	12/15/28	362,589

	E-COMMERCE DISCRETIONARY — 0.2%
515,000	Wayfair, Inc.(b)		6.7500	11/15/32	532,672

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7% (Continued)
	ELECTRIC UTILITIES — 0.5%
525,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	$524,139
525,000	NextEra Energy Operating Partners, L.P.(b),(d)		7.2500	01/15/29	541,988
221,000	XPLR Infrastructure Operating Partners, L.P.(b)		7.7500	04/15/34	225,302
					1,291,429
	ENTERTAINMENT CONTENT — 0.5%
490,000	Univision Communications, Inc.(b)		8.5000	07/31/31	510,972
525,000	ViacomCBS, Inc.(e)	US0003M + 3.899%	6.2500	02/28/57	477,553
					988,525
	FOOD — 0.2%
509,000	HLF Financing Sarl, LLC / Herbalife International,(b),(d)		4.8750	06/01/29	483,562

	GAS & WATER UTILITIES — 0.3%
500,000	Venture Global Plaquemines Lng, LLC(b),(d)		7.5000	05/01/33	548,373

	HEALTH CARE FACILITIES & SERVICES — 0.2%
270,000	Tenet Healthcare Corporation(b)		5.5000	11/15/32	272,799
145,000	Tenet Healthcare Corporation(b),(d)		6.0000	11/15/33	149,284
					422,083
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
500,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	524,058

	LEISURE FACILITIES & SERVICES — 0.8%
490,000	Carnival Corporation(b)		5.7500	08/01/32	503,888
582,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	543,335
520,000	Light & Wonder International, Inc.(b)		6.2500	10/01/33	526,744
					1,573,967
	METALS & MINING — 0.2%
168,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	176,626
336,000	Mineral Resources Ltd.(b),(d)		8.5000	05/01/30	348,612
					525,238
	OIL & GAS PRODUCERS — 2.7%
395,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	418,044
305,000	Crescent Energy Finance, LLC(b)		7.3750	01/15/33	295,277

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7% (Continued)
	OIL & GAS PRODUCERS — 2.7% (Continued)
360,000	Crescent Energy Finance, LLC(b)		8.3750	01/15/34	$363,661
225,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	235,260
146,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		7.3750	06/30/33	150,228
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	522,056
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	386,528
494,000	ITT Holdings, LLC(b)		6.5000	08/01/29	476,549
535,000	Murphy Oil Corporation		6.5000	02/15/34	533,439
545,000	Northern Oil & Gas, Inc.(b)		7.8750	10/15/33	550,327
525,000	Sunoco, L.P.(b)		5.8750	03/15/34	526,670
443,000	Venture Global LNG, Inc.(b),(d)		8.3750	06/01/31	453,367
325,000	Vital Energy, Inc.(b)		7.8750	04/15/32	323,456
383,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	389,209
					5,624,071
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
500,000	Service Properties Trust		8.8750	06/15/32	497,420

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
558,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	546,399

	RETAIL - DISCRETIONARY — 0.5%
525,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(d)		8.2500	01/15/30	543,758
19,000	Hertz Corporation (The)(b),(d)		4.6250	12/01/26	17,888
425,000	Hertz Corporation (The)(b),(d)		12.6250	07/15/29	428,148
167,000	Kohl’s Corporation		5.1250	05/01/31	143,085
					1,132,879
	SOFTWARE — 0.1%
210,000	Cloud Software Group, Inc.(b)		8.2500	06/30/32	213,772

	SPECIALTY FINANCE — 0.8%
236,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	230,988
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	437,527
515,000	Credit Acceptance Corporation(b)		6.6250	03/15/30	516,146
510,000	goeasy Ltd.(b)		6.8750	05/15/30	485,546
					1,670,207

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7% (Continued)
	STEEL — 0.2%
485,000	Cleveland-Cliffs, Inc.(b),(d)		7.3750	05/01/33	$506,492

	TECHNOLOGY HARDWARE — 0.3%
500,000	EquipmentShare.com, Inc.(b),(d)		8.0000	03/15/33	527,905
196,000	Viasat, Inc.(b)		7.5000	05/30/31	190,577
					718,482
	TECHNOLOGY SERVICES — 0.6%
380,000	ION Platform Finance US, Inc. / ION Platform(b)		4.6250	05/01/28	354,956
475,000	ION Platform Finance US, Inc. / ION Platform(b)		5.7500	05/15/28	450,852
545,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	322,289
					1,128,097
	TELECOMMUNICATIONS — 0.6%
300,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	321,446
200,000	Iliad Holding S.A.SU(b)		7.0000	04/15/32	205,249
152,000	Rogers Communications, Inc.(e)	H15T5Y + 2.653%	7.0000	04/15/55	157,668
353,000	Rogers Communications, Inc.(d),(e)	H15T5Y + 2.620%	7.1250	04/15/55	370,821
350,000	Sable International Finance Ltd.(b)		7.1250	10/15/32	354,128
					1,409,312
	TRANSPORTATION & LOGISTICS — 0.2%
514,000	Star Leasing Company, LLC(b)		7.6250	02/15/30	492,126

	TOTAL CORPORATE BONDS (Cost $23,112,508)				23,125,009

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9%
	ADVERTISING & MARKETING — 0.7%
1,121,373	Endeavor Operating Company, LLC(c)	TSFR1M + 2.754%	6.4220	01/28/32	1,123,475
356,606	Planet US Buyer, LLC(c)	TSFR3M + 3.670%	7.3300	02/10/31	357,409
					1,480,884
	AEROSPACE & DEFENSE — 0.7%
63,443	Kaman Corporation(c)	TSFR1M + 3.381%	7.0490	01/30/32	63,491
671,131	Kaman Corporation(c)	TSFR1M + 3.415%	7.0830	01/30/32	671,645

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	AEROSPACE & DEFENSE — 0.7% (Continued)
699,597	TransDigm Group, Inc.(c)	TSFR1M + 3.189%	6.8570	08/13/32	$699,863
					1,434,999
	APPAREL & TEXTILE PRODUCTS — 1.1%
480,620	Beach Acquisition Bidco, LLC(c)	TSFR1M + 3.640%	7.3080	06/28/32	482,122
1,999,408	Varsity Brands, Inc.(c)	TSFR1M + 3.004%	6.6720	08/26/31	2,001,908
					2,484,030
	ASSET MANAGEMENT — 3.6%
855,045	Clue Opco, LLC(c)	TSFR3M + 5.120%	8.7800	12/19/30	853,736
387,337	Deep Blue Operating I, LLC(c)	TSFR1M + 3.305%	6.9730	09/17/32	389,034
781,413	Dragon Buyer, Inc.(c)	TSFR1M + 3.631%	7.2990	09/24/31	771,161
1,474,804	Focus Financial Partners, LLC(c)	TSFR1M + 2.548%	6.2160	09/15/31	1,468,101
1,482,135	Hightower Holding, LLC(c)	TSFR3M + 3.404%	7.0640	02/03/32	1,480,283
1,867,894	Nexus Buyer, LLC(c)	TSFR1M + 3.548%	7.2160	07/31/31	1,829,097
1,057,545	Osaic Holdings, Inc.(c)	TSFR1M + 2.927%	6.5950	07/19/32	1,051,205
					7,842,617
	AUTOMOTIVE — 1.6%
962,707	American Axle & Manufacturing, Inc.(c)	TSFR1M + 3.737%	7.4050	09/20/32	966,317
1,092,934	Clarios Global, L.P.(c)	TSFR1M + 3.409%	7.0770	01/14/32	1,096,005
2,138,954	First Brands Group, LLC(c)	US0001M + 5.000%	9.5700	03/24/27	11,946
725,779	First Brands Group, LLC(c)	TSFR1M + 5.902%	9.5700	03/30/27	4,053
526,111	IXS Holdings, Inc.(c)	TSFR3M + 6.074%	9.7340	09/05/29	526,935
882,882	PAI Holdco, Inc.(c)	US0001M + 5.041%	8.2910	10/28/27	769,697
					3,374,953
	BEVERAGES — 0.4%
819,389	Pegasus Bidco BV(c)	TSFR3M + 3.102%	6.7620	07/12/29	822,461

	BIOTECH & PHARMA — 0.4%
495,717	Amneal Pharmaceuticals, LLC(c)	TSFR1M + 3.548%	7.2160	07/26/32	498,195
280,557	BioMarin Pharmaceutical, Inc.(c)	TSFR1M + 1.759%	5.4270	01/29/33	281,259
					779,454
	CABLE & SATELLITE — 2.9%
2,115,854	Altice Financing S.A.(c)	TSFR1M + 5.634%	9.3020	10/31/27	1,622,860
1,500,000	Coral-US Co-Borrower, LLC(c)	TSFR1M + 3.838%	7.5060	01/30/32	1,464,480
493,438	CSC Holdings, LLC(c)	US0001M + 5.750%	9.0000	04/15/27	441,751

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	CABLE & SATELLITE — 2.9% (Continued)
870,458	Sunrise Financing Partnership(c)	TSFR1M + 3.125%	6.7930	02/17/32	$869,705
1,980,000	Virgin Media Bristol, LLC(c)	US0001M + 3.250%	7.6760	01/10/29	1,980,376
					6,379,172
	CHEMICALS — 3.1%
1,254,732	AIP RD Buyer Corporation(c)	TSFR1M + 3.989%	7.6570	12/23/30	1,246,501
892,728	Consolidated Energy Finance S.A.(c)	TSFR1M + 5.889%	9.5570	11/08/30	783,092
953,126	Groupe Solmax, Inc.(c)	US0001M + 4.750%	9.1910	07/23/28	811,425
1,035,497	Iris Holding, Inc.(c)	TSFR1M + 5.462%	9.1300	06/15/28	1,004,759
1,166,914	Nouryon Finance BV(c)	TSFR3M + 3.376%	7.0360	04/03/28	1,168,373
705,775	Solenis Holdings Ltd.(c)	TSFR3M + 3.639%	7.2990	06/23/31	697,041
905,574	Windsor Holdings III, LLC(c)	TSFR1M + 2.798%	6.4660	08/01/30	908,974
					6,620,165
	COMMERCIAL SUPPORT SERVICES — 4.7%
1,197,686	Action Environmental Group, Inc. (The)(c)	TSFR3M + 3.900%	7.5600	10/24/30	1,198,441
1,047,154	Allied Universal Holdco, LLC(c)	TSFR1M + 3.298%	6.9660	08/06/32	1,050,379
625,968	Creative Artists Agency, LLC(c)	TSFR1M + 2.512%	6.1800	10/01/31	626,100
440,488	Fleet US Bidco, Inc.(c)	TSFR1M + 3.387%	7.0550	02/10/31	442,140
1,908,925	Garda World Security Corporation(c)	TSFR1M + 2.753%	6.4210	02/01/29	1,908,925
953,944	GFL Environmental Services, Inc./ON(c)	TSFR1M + 3.156%	6.8240	02/04/32	955,537
601,919	Groundworks, LLC(c)	TSFR1M + 3.655%	7.3230	03/06/31	603,517
669,691	PG Polaris BidCompany Sarl(c)	TSFR3M + 2.431%	6.0910	03/26/31	670,589
36,383	Ryan, LLC(c)	TSFR1M + 4.159%	7.8270	11/14/30	35,997
1,353,019	Ryan, LLC(c)	TSFR1M + 3.823%	7.4910	11/05/32	1,338,643
560,651	Tidal Waste & Recycling Holdings, LLC(c)	TSFR1M + 4.131%	7.7990	10/06/31	564,436
1,088,390	WestJet Loyalty, L.P.(c)	TSFR1M + 3.254%	6.9220	02/01/31	1,083,965
					10,478,669
	CONSTRUCTION MATERIALS — 0.5%
256,859	MSOF Beacon, LLC(c)	TSFR3M + 2.632%	6.2920	12/09/32	257,020
465,347	Quikrete Holdings, Inc.(c)	TSFR1M + 2.909%	6.5770	03/26/29	466,456
341,162	Quikrete Holdings, Inc.(c)	TSFR1M + 2.909%	6.5770	01/31/32	341,525
					1,065,001
	CONSUMER SERVICES — 1.6%
446,910	KUEHG Corporation(c)	TSFR3M + 2.762%	6.4220	06/12/30	422,471
1,167,030	Learning Care Group US No 2, Inc.(c)	TSFR3M + 4.199%	7.8590	08/11/28	886,943

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	CONSUMER SERVICES — 1.6% (Continued)
651,600	Opal US, LLC(c)	TSFR6M + 3.071%	6.6860	04/23/32	$652,349
1,063,453	Prometric Holdings, Inc.(c)	TSFR1M + 3.798%	7.4660	06/18/32	1,066,553
476,140	Spring Education Group, Inc.(c)	TSFR1M + 4.631%	8.2990	09/29/30	477,543
					3,505,859
	CONTAINERS & PACKAGING — 2.5%
1,115,000	Altium Packaging, LLC(c)	TSFR1M + 2.504%	6.1720	06/05/31	1,066,687
669,051	Berlin Packaging, LLC(c)	TSFR1M + 3.938%	7.6060	06/09/31	669,165
968,056	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.250%	7.5020	03/30/29	964,832
278,122	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 3.282%	6.9500	03/29/32	277,081
445,812	Graham Packaging Company, Inc.(c)	TSFR1M + 2.257%	5.9250	01/14/33	445,974
749,364	SupplyOne, Inc.(c)	TSFR1M + 4.159%	7.8270	03/27/31	751,545
167,582	SupplyOne, Inc.(c)	TSFR1M + 3.864%	7.5320	04/21/31	168,070
1,188,932	Trident TPI Holdings, Inc.(c)	TSFR1M + 4.381%	8.0490	09/18/28	1,124,098
					5,467,452
	E-COMMERCE DISCRETIONARY — 0.5%
1,022,298	CNT Holdings I Corporation(c)	TSFR3M + 3.120%	6.7800	11/08/32	1,022,513

	ELECTRIC UTILITIES — 0.6%
1,230,933	Showtime Acquisition, LLC(c)	TSFR1M + 5.406%	9.0740	08/13/31	1,224,779
635,000	Texas Competitive Electric Holdings Company, LLC (f),(j)		—	11/22/49	—
					1,224,779
	ELECTRICAL EQUIPMENT — 2.2%
649,844	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	8.0610	12/22/28	652,586
179,825	Icebox Holdco III, Inc.(c)	TSFR3M + 6.878%	10.5380	12/22/32	182,297
1,014,023	Lsf12 Crown US Commercial Bidco, LLC(c)	TSFR1M + 3.007%	6.6750	12/02/31	1,017,191
677,387	Resilience Parent, LLC(c)	TSFR1M + 2.510%	6.1780	01/24/33	677,387
1,335,914	TK Elevator US Newco, Inc.(c)	TSFR1M + 3.569%	7.2370	04/30/30	1,340,844
801,100	Vantage Elevator Solutions(c)	US0001M + 4.331%	7.5810	11/10/28	807,180
					4,677,485
	ENGINEERING & CONSTRUCTION — 1.8%
2,018,927	Azuria Water Solutions, Inc.(c)	TSFR1M + 2.757%	6.4250	01/27/33	2,011,356
649,701	Green Infrastructure Partners, Inc.(c)	TSFR1M + 2.754%	6.4220	09/18/32	650,922

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	ENGINEERING & CONSTRUCTION — 1.8% (Continued)
1,271,676	Osmose Utilities Services, Inc.(c)	US0001M + 3.250%	7.6910	06/17/28	$1,242,669
					3,904,947
	ENTERTAINMENT CONTENT — 1.1%
1,254,140	Univision Communications, Inc.(c)	TSFR1M + 4.881%	8.5490	06/10/29	1,256,649
1,034,421	Versant Media Group, Inc.(c)	TSFR1M + 4.281%	7.5370	10/23/30	1,035,714
					2,292,363
	FOOD — 1.2%
1,195,619	Flora Food Management US Corporation(c)	TSFR1M + 4.612%	8.2800	01/03/28	1,186,652
705,342	Froneri US, Inc.(c)	TSFR1M + 3.157%	6.8250	07/16/32	705,394
843,370	HLF Financing Sarl, LLC(c)	TSFR1M + 7.409%	11.0770	04/05/29	854,440
					2,746,486
	HEALTH CARE FACILITIES & SERVICES — 3.1%
1,015,450	Bella Holding Company, LLC(c)	TSFR1M + 3.408%	6.7160	05/10/28	1,016,405
1,184,980	Charlotte Buyer, Inc.(c)	TSFR1M + 4.896%	8.5640	02/11/28	1,160,357
942,205	Corgi BidCo, Inc.(c)	TSFR1M + 5.631%	9.2990	09/20/29	908,724
7,978	Hanger, Inc.(c)	TSFR1M + 3.548%	7.2160	10/16/31	8,007
1,451,799	LifePoint Health, Inc.(c)	TSFR1M + 3.754%	7.4220	05/14/31	1,453,388
935,193	PAREXEL International Corporation(c)	TSFR1M + 2.798%	6.4660	12/09/31	936,362
1,203,723	Star Parent, Inc.(c)	TSFR1M + 4.004%	7.6720	09/19/30	1,205,872
					6,689,115
	HOME & OFFICE PRODUCTS — 0.9%
1,000,979	AI Aqua Merger Sub, Inc.(c)	TSFR1M + 3.135%	6.8030	07/31/28	1,002,485
858,849	Weber-Stephen Products, LLC(c)	TSFR1M + 4.067%	7.7350	09/17/32	859,833
					1,862,318
	HOME CONSTRUCTION — 0.2%
340,537	Chariot Buyer, LLC(c)	TSFR1M + 2.798%	6.4660	07/23/32	340,711

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
386,968	Crosby US Acquisition Corporation(c)	TSFR1M + 4.159%	7.8270	08/16/29	387,723

	INDUSTRIAL SUPPORT SERVICES — 0.6%
1,307,390	Gloves Buyer, Inc.(c)	TSFR1M + 4.659%	8.3270	01/20/32	1,302,762

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
783,078	Ascensus Holdings, Inc.(c)	TSFR1M + 3.048%	6.7160	08/02/28	$781,770
1,037,270	Jane Street Group, LLC(c)	TSFR1M + 2.154%	5.8220	12/11/31	1,031,047
560,843	Jump Financial, LLC(c)	TSFR3M + 4.154%	7.8140	02/26/32	560,843
					2,373,660
	INSURANCE — 4.0%
498,062	Acrisure, LLC(c)	TSFR1M + 3.298%	6.9660	06/07/32	498,580
882,272	Alliant Holdings Intermediate, LLC(c)	TSFR1M + 2.548%	6.2160	09/19/31	880,754
855,000	Asurion, LLC(c)	US0001M + 5.250%	9.0810	01/29/28	855,603
365,000	Asurion, LLC(c)	US0001M + 5.250%	9.0810	01/14/29	365,456
1,994,975	Asurion, LLC(c)	TSFR1M + 4.906%	8.5740	09/19/30	1,999,963
1,036,964	Asurion, LLC(c)	TSFR1M + 4.909%	8.5770	09/19/30	1,040,017
502,656	Broadstreet Partners Group, LLC(c)	TSFR1M + 2.760%	6.4280	06/16/31	500,570
857,175	BroadStreet Partners, Inc.(c)	TSFR1M + 2.504%	6.1720	05/12/31	853,617
527,659	Hyperion Refinance Sarl(c)	TSFR1M + 2.843%	6.5110	04/18/30	528,264
243,986	Hyperion Refinance Sarl(c)	TSFR1M + 2.798%	6.4660	02/18/31	243,969
1,079,932	TIH Insurance Holdings, LLC(c)	TSFR3M + 2.762%	6.4220	05/06/31	1,078,922
					8,845,715
	INTERNET MEDIA & SERVICES — 0.3%
592,914	Pug, LLC(c)	TSFR1M + 5.245%	8.9130	03/12/30	592,359

	LEISURE FACILITIES & SERVICES — 4.7%
160,222	Aimbridge Acquisition Company, Inc.(c)	TSFR1M + 6.189%	9.8570	03/11/30	160,021
87,963	Aimbridge Acquisition Company, Inc.(c)	TSFR1M + 8.312%	11.9800	03/11/30	87,853
943,690	BCPE Grill Parent, Inc.(c)	TSFR1M + 5.409%	9.0770	09/21/30	891,112
692,947	Caesars Entertainment, Inc.(c)	TSFR3M + 2.262%	5.9220	02/06/31	689,656
1,210,406	Dave & Buster’s, Inc.(c)	TSFR1M + 3.894%	7.5620	06/29/29	1,130,077
441,706	Dave & Buster’s, Inc.(c)	TSFR1M + 3.894%	7.5620	09/29/31	395,879
1,108,941	GBT US III, LLC(c)	TSFR3M + 1.990%	5.6500	07/28/31	1,105,820
517,993	Herschend Entertainment Company, LLC(c)	TSFR1M + 3.907%	7.5750	05/17/32	520,129
89,576	Herschend Entertainment Company, LLC(c)	TSFR1M + 2.506%	6.1740	05/27/32	89,946
155,750	Light & Wonder International, Inc.(c)	TSFR1M + 2.003%	5.6710	04/16/29	155,750
1,378,278	Ontario Gaming GTA, L.P.(c)	TSFR1M + 4.881%	8.5490	07/20/30	1,292,348
765,487	Tortuga Resorts Ghd, LLC(c)	TSFR1M + 3.268%	6.9360	08/13/32	763,573
1,800,781	Voyager Parent, LLC(c)	TSFR1M + 4.281%	7.9490	07/01/32	1,800,898

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	LEISURE FACILITIES & SERVICES — 4.7% (Continued)
1,138,128	Whatabrands, LLC(c)	TSFR1M + 3.159%	6.8270	08/03/28	$1,138,481
					10,221,543
	LEISURE PRODUCTS — 0.4%
957,166	Recess Holdings, Inc.(c)	TSFR3M + 4.365%	8.0250	02/20/30	962,402

	MACHINERY — 1.3%
624,024	Alliance Laundry Systems, LLC(c)	TSFR3M + 3.417%	7.0770	08/19/31	625,013
626,811	Madison IAQ, LLC(c)	TSFR3M + 2.977%	6.6370	05/06/32	628,820
1,608,594	STS Operating, Inc.(c)	TSFR1M + 4.759%	8.4270	03/17/31	1,605,586
					2,859,419
	MEDICAL EQUIPMENT & DEVICES — 0.3%
692,429	Sotera Health Holdings, LLC(c)	TSFR1M + 2.975%	6.6430	05/30/31	695,677

	OIL & GAS PRODUCERS — 2.5%
953,558	EG America, LLC(c)	TSFR3M + 3.662%	7.3220	02/07/28	954,750
1,009,893	EG America, LLC(c)	TSFR1M + 3.668%	3.2500	01/30/31	1,007,368
592,500	ITT Holdings, LLC(c)	TSFR1M + 2.006%	5.6740	10/11/30	593,057
1,023,097	M6 ETX Holdings II Midco, LLC(c)	TSFR1M + 2.864%	6.5320	04/01/32	1,025,440
1,002,758	NGL Energy Operating, LLC(c)	TSFR1M + 4.409%	8.0770	02/03/31	1,010,419
992,482	Oryx Midstream Services Permian Basin, LLC(c)	TSFR1M + 2.927%	6.5750	10/05/28	994,204
					5,585,238
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,004,567	Goodnight Water Solutions Holdings, LLC(c)	TSFR1M + 4.648%	8.3160	06/04/29	999,544
65	Paragon Offshore Finance Company(c)	US0003M + %	—	07/15/22	—
					999,544
	PUBLISHING & BROADCASTING — 0.2%
492,340	United Talent Agency, LLC(c)	TSFR1M + 3.104%	6.7720	06/10/32	493,571

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
901,406	Claros Mortgage Trust, Inc.(c)	TSFR1M + 5.259%	8.9270	08/09/26	901,968

	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
817,778	Greystar Real Estate Partners, LLC(c)	TSFR3M + 3.165%	6.8250	08/21/30	821,867

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	REAL ESTATE SERVICES — 0.2%
502,258	Cushman & Wakefield US Borrower, LLC(c)	TSFR1M + 3.533%	7.2010	01/31/30	$506,656

	RETAIL - DISCRETIONARY — 8.5%
1,089,823	Avis Budget Car Rental, LLC(c)	TSFR1M + 3.159%	6.8270	07/12/32	1,089,823
490,711	Belron Finance 2019, LLC(c)	TSFR1M + 3.193%	6.8610	10/16/31	492,919
1,575,342	Champions Financing, Inc.(c)	TSFR3M + 5.420%	9.0800	02/23/29	1,471,472
464,666	Gulfside Supply, Inc.(c)	TSFR1M + 3.631%	7.2990	05/29/31	451,743
1,247,729	Hertz Corporation (The)(c)	US0001M + 3.250%	8.0410	06/14/28	1,066,633
781,237	Highline Aftermarket Acquisition, LLC(c)	TSFR1M + 4.159%	7.8270	02/12/30	784,659
1,641,890	LBM Acquisition, LLC(c)	TSFR1M + 4.394%	8.0620	06/06/31	1,584,588
840,022	LS Group OpCompany Acquistion, LLC(c)	TSFR1M + 3.165%	6.8330	04/23/31	841,601
1,585,676	Mavis Tire Express Services Topco Corporation(c)	TSFR1M + 3.048%	6.7160	05/04/28	1,587,951
536,963	Park River Holdings, Inc.(c)	TSFR3M + 4.866%	8.5260	09/25/31	538,139
380,573	Peer Holding III BV(c)	TSFR1M + 3.131%	6.7990	07/01/31	381,001
1,536,383	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	7.1840	02/25/28	1,536,006
1,559,853	Petco Health & Wellness Company, Inc.(c)	TSFR1M + 4.256%	7.9240	01/22/31	1,529,491
1,066,258	PetSmart, LLC(c)	TSFR1M + 4.066%	7.7340	08/09/32	1,067,191
1,432,387	RVR Dealership Holdings, LLC(c)	TSFR1M + 4.141%	7.8090	02/08/28	1,422,654
1,233,856	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	8.1770	10/05/28	1,176,315
1,178,037	White Cap Supply Holdings, LLC(c)	TSFR1M + 3.909%	7.5770	10/31/29	1,177,406
					18,199,592
	SEMICONDUCTORS — 0.1%
110,552	MKS, Inc.(c)	TSFR1M + 1.75%	5.4230	01/28/33	110,953

	SOFTWARE — 6.6%
1,604,258	AthenaHealth Group, Inc.(c)	TSFR1M + 3.409%	7.0770	02/15/29	1,586,378
930,867	BMC Software, Inc.(c)	TSFR1M + 3.154%	6.8220	07/30/31	898,286
688,642	Boxer Parent Company, Inc.(c)	TSFR1M + 5.798%	9.4660	07/06/32	652,489
994,190	Camelot US Acquisition, LLC(c)	TSFR1M + 3.409%	7.0770	01/31/31	919,625
749,131	Cloud Software Group, Inc.(c)	TSFR3M + 3.262%	6.9220	03/24/31	728,530
526,164	Cloud Software Group, Inc.(c)	TSFR3M + 3.262%	6.9220	08/09/32	511,913
1,129,412	Corel, Inc.(c)	TSFR3M + 5.773%	9.4330	07/02/26	1,031,300
579,969	Cotiviti, Inc.(c)	TSFR1M + 2.782%	6.4500	02/24/31	538,287

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	SOFTWARE — 6.6% (Continued)
424,754	Cotiviti, Inc.(c)	TSFR1M + 3.406%	7.0740	02/17/32	$394,171
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	11.3270	02/16/29	536,499
627,365	Epicor Software Corporation(c)	TSFR1M + 3.409%	7.0770	05/23/31	624,130
362,884	Ping Identity Holding Corporation(c)	TSFR1M + 2.923%	6.5910	10/29/32	360,616
499,242	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 3.254%	6.9220	10/28/30	465,546
199,304	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 5.639%	9.3070	11/22/32	159,443
1,120,313	Project Boost Purchaser, LLC(c)	TSFR1M + 3.240%	6.9080	07/16/31	1,103,307
891,859	Proofpoint, Inc.(c)	TSFR1M + 3.004%	6.6720	08/31/28	887,123
1,603,596	Rackspace Finance, LLC(c)	TSFR1M + 3.511%	7.1790	05/15/28	443,194
1,195,112	RealPage, Inc.(c)	US0001M + 3.250%	6.9340	02/18/28	1,183,591
829,918	Storable, Inc.(c)	TSFR1M + 3.298%	6.9660	04/17/31	813,320
758,968	UKG, Inc.(c)	TSFR1M + 3.643%	7.3110	01/31/31	741,732
					14,579,480
	SPECIALTY FINANCE — 2.7%
1,171,584	Apex Group Treasury, LLC(c)	TSFR1M + 3.719%	7.3870	02/20/32	1,085,180
1,109,127	Apollo Commercial Real Estate Finance, Inc.(c)	TSFR1M + 3.909%	7.5770	06/05/30	1,111,900
177,330	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 3.185%	6.8530	05/09/29	177,551
544,489	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 2.514%	6.1820	12/10/30	544,943
224,641	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 2.504%	6.1720	11/19/32	224,642
1,384,390	CFC USA 2025, LLC(c)	TSFR1M + 3.493%	7.1610	05/31/32	1,325,554
1,275,953	Orion US Finco(c)	TSFR1M + 3.482%	7.1500	05/20/32	1,278,219
					5,747,989
	TECHNOLOGY HARDWARE — 1.0%
1,080,082	VeriFone Systems, Inc.(c)	TSFR1M + 6.543%	10.2110	08/21/28	1,001,776
1,177,361	Viasat, Inc.(c)	SOFRRATE + 4.500%	8.9410	02/24/29	1,177,178
					2,178,954
	TECHNOLOGY SERVICES — 5.6%
609,611	Ahead DB Holdings, LLC(c)	TSFR1M + 2.504%	6.1720	02/03/31	601,229
717,949	Ahead DB Holdings, LLC(c)	TSFR3M + 2.991%	6.6510	02/03/31	708,077
364,198	Amazon Holdco, Inc.(c)	TSFR1M + 2.909%	6.5770	07/30/31	364,653
643,565	Fortress Intermediate 3, Inc.(c)	TSFR1M + 3.007%	6.6750	06/27/31	633,107
682,600	Indy US Holdco, LLC(c)	TSFR1M + 3.183%	6.8510	10/07/30	678,334

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.9% (Continued)
	TECHNOLOGY SERVICES — 5.6% (Continued)
1,013,000	ION Platform Finance US, Inc.(c)	TSFR1M + 3.754%	7.4220	09/30/32	$905,794
846,916	MoneyGram International, Inc.(c)	TSFR1M + 5.405%	9.0730	06/03/30	503,915
2,702,176	Neptune Bidco US, Inc.(c)	TSFR1M + 5.662%	9.3300	04/11/29	2,706,121
2,233,445	Neptune Bidco US, Inc.(c)	TSFR3M + 5.009%	8.6690	01/28/33	2,205,058
1,145,055	Peraton Corporation(c)	US0001M + 3.750%	8.1770	02/24/28	1,059,891
1,532,226	Trio Bidco, Inc.(c)	TSFR1M + 4.004%	7.6720	10/08/32	1,518,819
161,287	Trio Bidco, Inc.(c)	TSFR1M + 4.497%	8.1650	10/08/32	159,876
					12,044,874
	TELECOMMUNICATIONS — 1.4%
820,823	Connect Finco S.A.RL(c)	TSFR1M + 5.159%	8.8270	09/28/29	819,797
734,444	Iridium Satellite, LLC(c)	TSFR1M + 2.909%	6.5770	09/20/30	698,772
1,662,536	Zayo Group Holdings, Inc.(c)	TSFR1M + 4.105%	7.7730	03/11/30	1,603,076
					3,121,645
	TRANSPORTATION & LOGISTICS — 3.2%
362,018	AAdvantage Loyalty IP Ltd.(c)	TSFR1M + 3.250%	6.9180	05/28/32	363,150
1,048,853	American Airlines, Inc.(c)	TSFR1M + 2.839%	6.5070	06/04/29	1,049,183
1,750,048	PAC Aviation International, Inc.(c)	TSFR1M + 3.716%	7.3840	10/09/30	1,735,837
934,467	PODS, LLC(c)	US0001M + 3.000%	7.5410	03/19/28	929,795
1,193,671	Stonepeak Nile Parent, LLC(c)	TSFR1M + 2.630%	6.2980	04/09/32	1,193,922
1,161,981	Third Coast Infrastructure, LLC(c)	TSFR1M + 4.431%	8.0990	09/25/30	1,166,344
422,500	WestJet Loyalty, L.P.(c)	TSFR3M + 3.412%	7.0720	02/14/31	420,783
					6,859,014
	WHOLESALE - DISCRETIONARY — 0.3%
765,161	Veritiv Operating Company(c)	TSFR3M + 4.639%	8.2990	12/02/30	750,910

	TOTAL TERM LOANS (Cost $181,983,678)				177,639,948

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(g)
	NON-LISTED RIGHT - 0.0% (g)
10,588	TRA Rights	11/22/2049	$—	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(g)
	PUBLISHING & BROADCASTING - 0.0% (g)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	$55,894

	TOTAL WARRANT (Cost $287,609)			55,894

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.2%
	COLLATERAL FOR SECURITIES LOANED - 2.7%
5,815,617	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $5,815,617)(h),(i)	5,815,617

	MONEY MARKET FUND - 8.5%
18,481,869	Fidelity Investments Money Market Funds, Class I, 3.57% (Cost $18,481,869)(h)	18,481,869

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,297,486)	24,297,486

	TOTAL INVESTMENTS - 109.2% (Cost $241,811,225)	$236,857,401
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%	(19,982,312)
	NET ASSETS - 100.0%	$216,875,089

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	One Month Term Secured Overnight Financing Rate

TSFR3M	Three Month Term Secured Overnight Financing Rate

TSFR6M	Six Month Term Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 31,200,405 or 14.4% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,711,324 at January 31, 2026.

(e)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(i)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $5,815,617 at January 31, 2026.

(j)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0%
	ASSET MANAGEMENT — 0.7%
985,000	Focus Financial Partners, LLC(a)		6.7500	08/15/31	$1,009,059
705,000	HA Sustainable Infrastructure Capital, Inc.(b)	H15T5Y + 4.301%	8.0000	06/01/56	739,585
					1,748,644
	AUTOMOTIVE — 0.5%
670,000	American Axle & Manufacturing, Inc.(a)		6.3750	10/15/32	684,045
595,000	American Axle & Manufacturing, Inc.(a)		7.7500	10/15/33	612,087
					1,296,132
	BIOTECH & PHARMA — 1.9%
1,201,000	BioMarin Pharmaceutical, Inc.(a)		5.5000	02/15/34	1,205,504
964,000	Organon Finance 1, LLC(a)		5.1250	04/30/31	876,033
1,240,000	Perrigo Finance Unlimited Company(c)		6.1250	09/30/32	1,220,597
200,000	Teva Pharmaceutical Finance Netherlands II BV		5.7500	12/01/30	207,228
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	12/01/32	942,700
					4,452,062
	CABLE & SATELLITE — 5.1%
3,325,000	Altice Financing S.A.(a)		5.0000	01/15/28	2,417,197
1,316,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	958,788
378,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	376,075
825,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	816,105
210,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	212,164
810,000	CCO Holdings, LLC / CCO Holdings Capital(a),(c)		7.0000	02/01/33	818,449
1,210,000	CCO Holdings, LLC / CCO Holdings Capital(a),(c)		4.2500	01/15/34	1,024,368
450,000	CSC Holdings, LLC(a)		11.7500	01/31/29	328,622
1,325,000	CSC Holdings, LLC(a)		6.5000	02/01/29	849,793
540,000	CSC Holdings, LLC(a)		4.1250	12/01/30	328,100
1,215,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	1,189,161
320,000	Sirius XM Radio, Inc.(a)		3.8750	09/01/31	292,234
1,575,000	UPC Broadband Finco BV(a)		4.8750	07/15/31	1,510,401
1,105,000	Virgin Media Finance plc(a)		5.0000	07/15/30	966,651
					12,088,108
	CHEMICALS — 1.7%
1,500,000	Consolidated Energy Finance S.A.(a)		5.6250	10/15/28	1,239,375
435,000	Methanex Corporation		5.1250	10/15/27	436,413
63,000	Methanex Corporation		5.2500	12/15/29	63,388

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	CHEMICALS — 1.7% (Continued)
1,230,000	Methanex US Operations, Inc.(a)		6.2500	03/15/32	$1,269,102
961,000	Minerals Technologies, Inc.(a)		5.0000	07/01/28	956,848
					3,965,126
	COMMERCIAL SUPPORT SERVICES — 1.3%
1,150,000	Clean Harbors, Inc.(a)		5.7500	10/15/33	1,175,468
1,190,000	Garda World Security Corporation(a)		6.5000	01/15/31	1,221,765
715,000	GFL Environmental Holdings US, Inc.(a)		5.5000	02/01/34	717,518
					3,114,751
	CONSTRUCTION MATERIALS — 0.5%
1,349,000	Standard Industries, Inc.(a)		3.3750	01/15/31	1,245,480

	CONTAINERS & PACKAGING — 2.3%
965,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.2500	01/30/31	993,635
1,250,000	Clydesdale Acquisition Holdings, Inc.(a),(c)		8.7500	04/15/30	1,249,418
70,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	70,462
529,000	Crown Americas, LLC		5.2500	04/01/30	540,804
680,000	Crown Americas, LLC(a)		5.8750	06/01/33	695,945
1,319,000	Iris Holding, Inc.(a),(c)		10.0000	12/15/28	1,195,638
725,000	Silgan Holdings, Inc.		4.1250	02/01/28	719,119
					5,465,021
	E-COMMERCE DISCRETIONARY — 0.5%
1,190,000	Wayfair, Inc.(a)		6.7500	11/15/32	1,230,835

	ELECTRIC UTILITIES — 4.2%
841,000	California Buyer Ltd. / Atlantica Sustainable(a)		6.3750	02/15/32	839,621
1,260,000	Clearway Energy Operating, LLC(a)		3.7500	01/15/32	1,163,474
1,871,000	NextEra Energy Operating Partners, L.P.(a),(c)		7.2500	01/15/29	1,931,541
2,040,000	NRG Energy Inc(a)		3.6250	02/15/31	1,911,896
200,000	NRG Energy, Inc.(a)		5.7500	01/15/34	201,428
450,000	NRG Energy, Inc.(a)		6.0000	01/15/36	454,914
607,000	Talen Energy Supply, LLC(a)		6.2500	02/01/34	615,018
607,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	622,790
1,435,000	Vistra Operations Company, LLC(a)		7.7500	10/15/31	1,518,981
279,000	XPLR Infrastructure Operating Partners, L.P.(a),(c)		8.3750	01/15/31	293,193

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	ELECTRIC UTILITIES — 4.2% (Continued)
506,000	XPLR Infrastructure Operating Partners, L.P.(a)		7.7500	04/15/34	$515,849
					10,068,705
	ELECTRICAL EQUIPMENT — 0.3%
762,000	WESCO Distribution, Inc.(a)		6.3750	03/15/33	793,828

	ENGINEERING & CONSTRUCTION — 0.5%
1,335,000	VM Consolidated, Inc.(a)		5.5000	04/15/29	1,313,954

	ENTERTAINMENT CONTENT — 2.3%
1,175,000	Banijay Entertainment S.A.SU(a)		8.1250	05/01/29	1,222,989
874,000	Paramount Global(b)	H15T5Y + 3.999%	6.3750	03/30/62	821,560
421,000	Univision Communications, Inc.(a)		7.3750	06/30/30	426,750
1,270,000	Univision Communications, Inc.(a)		8.5000	07/31/31	1,324,356
485,000	Univision Communications, Inc.(a)		9.3750	08/01/32	522,431
508,000	ViacomCBS, Inc.(b)	US0003M + 3.899%	6.2500	02/28/57	462,090
1,165,000	Warnermedia Holdings, Inc.(c)		5.0500	03/15/42	825,694
					5,605,870
	FOOD — 1.3%
1,055,000	HLF Financing Sarl, LLC / Herbalife International,(a)		12.2500	04/15/29	1,135,085
1,873,000	HLF Financing Sarl, LLC / Herbalife International,(a),(c)		4.8750	06/01/29	1,779,394
209,000	Land O’Lakes Capital Trust I(a)		7.4500	03/15/28	215,957
					3,130,436
	GAS & WATER UTILITIES — 0.5%
369,000	Venture Global Plaquemines Lng, LLC(a)		7.5000	05/01/33	404,699
681,000	Venture Global Plaquemines Lng, LLC(a)		7.7500	05/01/35	759,738
					1,164,437
	HEALTH CARE FACILITIES & SERVICES — 1.5%
1,223,000	Concentra Escrow Issuer Corporation(a),(c)		6.8750	07/15/32	1,282,208
1,620,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	1,636,791
640,000	Tenet Healthcare Corporation(a),(c)		6.0000	11/15/33	658,909
					3,577,908
	HOME CONSTRUCTION — 1.0%
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.8750	08/01/33	1,055,231

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	HOME CONSTRUCTION — 1.0% (Continued)
889,000	Mattamy Group Corporation(a)		4.6250	03/01/30	$868,811
555,000	Mattamy Group Corporation(a)		6.0000	12/15/33	545,740
					2,469,782
	HOUSEHOLD PRODUCTS — 0.6%
1,535,000	Edgewell Personal Care Company(a)		4.1250	04/01/29	1,470,529

	INDUSTRIAL SUPPORT SERVICES — 1.0%
1,106,000	EquipmentShare.com, Inc.(a)		8.6250	05/15/32	1,183,416
299,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	313,981
870,000	Herc Holdings, Inc.(a),(c)		7.2500	06/15/33	921,057
					2,418,454
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
716,000	Jane Street Group / JSG Finance, Inc.(a)		7.1250	04/30/31	753,034
371,000	Jane Street Group / JSG Finance, Inc.(a)		6.1250	11/01/32	377,966
676,000	Jane Street Group / JSG Finance, Inc.(a)		6.7500	05/01/33	702,796
1,300,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)		7.5000	06/15/31	1,362,551
					3,196,347
	INSURANCE — 3.4%
1,215,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,246,509
940,000	Alliant Holdings Intermediate, LLC / Alliant(a)		6.5000	10/01/31	966,623
2,165,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.0000	12/31/32	2,261,397
716,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.3750	02/01/34	723,132
605,000	Baldwin Insurance Group Holdings, LLC / Baldwin(a)		7.1250	05/15/31	622,428
1,150,000	Howden UK Refinance plc / Howden UK Refinance 2(a)		7.2500	02/15/31	1,190,191
1,200,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	1,236,735
					8,247,015
	INTERNET MEDIA & SERVICES — 0.9%
1,264,655	GrubHub Holdings, Inc.(a),(c)		13.0000	07/31/30	1,041,237
588,000	Match Group Holdings II, LLC(a)		4.1250	08/01/30	555,446
201,000	Match Group Holdings II, LLC(a)		3.6250	10/01/31	182,211
495,000	Match Group Holdings II, LLC(a)		6.1250	09/15/33	497,614
					2,276,508
	LEISURE FACILITIES & SERVICES — 7.6%
840,000	Brinker International, Inc.(a)		8.2500	07/15/30	890,120

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	LEISURE FACILITIES & SERVICES — 7.6% (Continued)
255,000	Carnival Corporation(a)		5.7500	08/01/32	$262,227
1,380,000	Carnival Corporation(a)		6.1250	02/15/33	1,420,298
1,155,000	Flutter Treasury DAC(a)		5.8750	06/04/31	1,170,186
513,000	Hilton Grand Vacations Borrower Escrow, LLC /(a),(c)		5.0000	06/01/29	499,068
1,090,000	Hilton Grand Vacations Borrower Escrow, LLC /(a)		4.8750	07/01/31	1,017,584
1,190,000	Light & Wonder International, Inc.(a)		6.2500	10/01/33	1,205,434
943,000	Melco Resorts Finance Ltd.(a)		5.3750	12/04/29	934,144
936,000	NCL Corporation Ltd.(a)		7.7500	02/15/29	1,000,775
72,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	72,225
1,265,000	NCL Corporation Ltd.(a)		6.7500	02/01/32	1,297,083
30,000	NCL Corporation Ltd.(a)		6.2500	09/15/33	30,162
1,250,000	Ontario Gaming GTA, L.P.(a)		8.0000	08/01/30	1,201,297
1,675,000	Royal Caribbean Cruises Ltd.(a)		6.0000	02/01/33	1,727,153
1,160,000	SeaWorld Parks & Entertainment, Inc.(a),(c)		5.2500	08/15/29	1,134,618
1,169,000	Station Casinos, LLC(a)		6.6250	03/15/32	1,196,522
715,000	Travel + Leisure Company(a),(c)		4.5000	12/01/29	697,489
770,000	Travel + Leisure Company(a)		6.1250	09/01/33	778,675
1,365,000	Voyager Parent, LLC(a)		9.2500	07/01/32	1,450,605
					17,985,665
	MEDICAL EQUIPMENT & DEVICES — 2.0%
1,215,000	Avantor Funding, Inc.(a)		3.8750	11/01/29	1,167,453
1,114,000	Insulet Corporation(a)		6.5000	04/01/33	1,159,939
807,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	790,384
725,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	726,729
1,004,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	1,057,561
					4,902,066
	METALS & MINING — 2.7%
1,146,000	Capstone Copper Corporation(a)		6.7500	03/31/33	1,188,252
1,103,000	FMG Resources August 2006 Pty Ltd.(a)		4.3750	04/01/31	1,066,629
675,000	Hudbay Minerals, Inc.(a)		6.1250	04/01/29	681,800
500,000	Mineral Resources Ltd.(a)		9.2500	10/01/28	525,672
1,424,000	Mineral Resources Ltd.(a),(c)		8.5000	05/01/30	1,477,451
227,000	Mineral Resources Ltd.(a)		7.0000	04/01/31	238,810
1,140,000	Novelis Corporation(a)		6.3750	08/15/33	1,162,056

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	METALS & MINING — 2.7% (Continued)
255,000	Warrior Met Coal, Inc.(a),(c)		7.8750	12/01/28	$260,505
					6,601,175
	OIL & GAS PRODUCERS — 12.7%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	01/15/28	577,476
485,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	513,294
485,000	Civitas Resources, Inc.(a)		9.6250	06/15/33	530,643
1,115,000	Comstock Resources, Inc.(a),(c)		6.7500	03/01/29	1,122,724
500,000	Crescent Energy Finance, LLC(a)		7.6250	04/01/32	496,240
77,000	Crescent Energy Finance, LLC(a)		7.3750	01/15/33	74,545
1,195,000	DBR Land Holdings, LLC(a)		6.2500	12/01/30	1,224,875
360,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		8.6250	03/15/29	376,416
1,296,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		7.3750	06/30/33	1,333,533
1,290,000	Excelerate Energy, L.P.(a)		8.0000	05/15/30	1,380,138
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	946,903
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	125,293
880,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	05/15/33	918,792
1,322,000	Harvest Midstream I, L.P.(a)		7.5000	09/01/28	1,340,863
625,000	Harvest Midstream I, L.P.(a)		7.5000	05/15/32	653,304
615,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a),(c)		5.7500	02/01/29	615,483
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		6.0000	02/01/31	459,968
1,220,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a),(c)		7.2500	02/15/35	1,181,140
1,060,000	Howard Midstream Energy Partners, LLC(a)		7.3750	07/15/32	1,118,908
380,000	Howard Midstream Energy Partners, LLC(a)		6.6250	01/15/34	390,219
1,935,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,866,646
1,185,000	Murphy Oil Corporation		6.5000	02/15/34	1,181,541
1,185,000	Murphy Oil USA, Inc.		4.7500	09/15/29	1,180,074
833,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	864,842
686,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	718,261
1,245,000	Northern Oil & Gas, Inc.(a)		7.8750	10/15/33	1,257,170
554,000	NuStar Logistics, L.P.		6.3750	10/01/30	580,765
120,000	Sunoco, L.P.(a)		5.6250	03/15/31	120,779
390,000	Sunoco, L.P.(a)		7.2500	05/01/32	413,141
1,215,000	Sunoco, L.P.(a)		5.8750	03/15/34	1,218,865
114,000	Talos Production, Inc.(a)		9.0000	02/01/29	118,851

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	OIL & GAS PRODUCERS — 12.7% (Continued)
805,000	Talos Production, Inc.(a),(c)		9.3750	02/01/31	$853,318
2,287,000	Venture Global LNG, Inc.(a),(c)		8.3750	06/01/31	2,340,519
78,000	Venture Global Plaquemines LNG, LLC(a)		6.1250	12/15/30	80,320
392,000	Venture Global Plaquemines LNG, LLC(a)		6.5000	06/15/34	406,208
1,210,000	Vital Energy, Inc.(a),(c)		7.8750	04/15/32	1,204,253
924,000	Wildfire Intermediate Holdings, LLC(a)		7.5000	10/15/29	938,980
					30,725,290
	OIL & GAS SERVICES & EQUIPMENT — 2.3%
1,020,000	Archrock Partners, L.P. / Archrock Partners(a)		6.6250	09/01/32	1,058,048
415,000	Archrock Services, L.P. / Archrock Partners(a)		6.0000	02/01/34	415,316
915,000	Kodiak Gas Services, LLC(a)		7.2500	02/15/29	949,647
262,000	Kodiak Gas Services, LLC(a)		6.5000	10/01/33	268,460
268,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	277,083
1,395,000	Valaris Ltd.(a)		8.3750	04/30/30	1,458,463
650,000	WBI Operating, LLC(a)		6.2500	10/15/30	655,262
455,000	WBI Operating, LLC(a)		6.5000	10/15/33	459,623
					5,541,902
	PUBLISHING & BROADCASTING — 0.3%
740,000	Belo Corporation		7.7500	06/01/27	770,253

	REAL ESTATE INVESTMENT TRUSTS — 1.1%
1,425,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(c)		3.7500	09/15/30	1,329,801
51,000	Service Properties Trust(a),(e)		–	09/30/27	46,229
95,000	Service Properties Trust		8.3750	06/15/29	96,209
905,000	Service Properties Trust		8.8750	06/15/32	900,330
					2,372,569
	REAL ESTATE OWNERS & DEVELOPERS — 0.9%
988,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,043,329
1,234,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	1,208,345
					2,251,674
	REAL ESTATE SERVICES — 0.4%
1,019,000	Cushman & Wakefield US Borrower, LLC(a)		6.7500	05/15/28	1,025,992

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	RENEWABLE ENERGY — 0.5%
407,000	Atlantica Sustainable Infrastructure plc(a)		4.1250	06/15/28	$399,658
554,000	EnerSys(a)		4.3750	12/15/27	551,271
195,000	EnerSys(a)		6.6250	01/15/32	202,157
					1,153,086
	RETAIL - CONSUMER STAPLES — 1.0%
506,000	Albertsons Companies Inc / Safeway Inc / New(a)		5.8750	02/15/28	506,536
310,000	Albertsons Companies, Inc.(a)		5.5000	03/31/31	310,433
928,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	913,842
730,000	Albertsons Companies, Inc. / Safeway, Inc. / New(a)		6.2500	03/15/33	745,466
					2,476,277
	RETAIL - DISCRETIONARY — 4.0%
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(a)		8.2500	01/15/30	517,865
441,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(a)		8.3750	06/15/32	453,723
1,303,000	Champions Financing, Inc.(a),(c)		8.7500	02/15/29	1,265,009
208,000	Hertz Corporation (The)(a),(c)		4.6250	12/01/26	195,828
770,000	Hertz Corporation (The)(a),(c)		12.6250	07/15/29	775,704
591,000	Kohl’s Corporation		5.1250	05/01/31	506,365
901,000	LBM Acquisition, LLC(a)		6.2500	01/15/29	832,642
695,000	LBM Acquisition, LLC(a)		9.5000	06/15/31	732,794
365,124	Park River Holdings, Inc.(a),(c)		8.7500	12/31/30	364,363
1,170,000	Park River Holdings, Inc.(a)		8.0000	03/15/31	1,206,292
785,000	Petco Health & Wellness Company, Inc.(a)		8.2500	02/01/31	789,020
320,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		7.5000	09/15/32	328,326
750,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		10.0000	09/15/33	780,851
928,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	957,129
					9,705,911
	SEMICONDUCTORS — 0.6%
670,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	683,939
745,000	Entegris Escrow Corporation(a),(c)		5.9500	06/15/30	760,605
					1,444,544
	SOFTWARE — 2.0%
600,000	Capstone Borrower, Inc.(a)		8.0000	06/15/30	571,135
795,000	Cloud Software Group, Inc.(a),(c)		6.6250	08/15/33	762,857
675,000	Gen Digital, Inc.(a)		6.2500	04/01/33	677,543

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	SOFTWARE — 2.0% (Continued)
606,000	NortonLifeLock, Inc.(a),(c)		7.1250	09/30/30	$621,640
636,000	Open Text Corporation(a)		3.8750	12/01/29	590,672
1,132,000	Picard Midco, Inc.(a)		6.5000	03/31/29	1,127,061
1,503,240	Rackspace Finance, LLC(a),(c)		3.5000	05/15/28	398,359
					4,749,267
	SPECIALTY FINANCE — 9.9%
536,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	535,516
1,120,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	12/15/73	1,113,596
1,220,000	Aircastle Ltd.(a),(b)	H15T5Y + 4.410%	5.2500	09/15/71	1,222,488
1,189,000	Ally Financial, Inc.(c)		6.7000	02/14/33	1,240,437
226,000	Ally Financial, Inc.(b)	H15T5Y + 2.450%	6.6460	01/17/40	226,183
1,350,000	Arbor Realty SR, Inc.(a)		7.8750	07/15/30	1,239,214
1,096,000	Blackstone Mortgage Trust, Inc.(a)		7.7500	12/01/29	1,175,353
1,180,000	Bread Financial Holdings, Inc.(a),(c)		6.7500	05/15/31	1,216,205
660,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	659,233
200,000	Burford Capital Global Finance, LLC(a)		6.8750	04/15/30	195,753
1,468,000	Cobra AcquisitionCo, LLC(a)		6.3750	11/01/29	1,284,579
600,000	Credit Acceptance Corporation(a)		9.2500	12/15/28	629,914
910,000	Credit Acceptance Corporation(a)		6.6250	03/15/30	912,025
436,000	FirstCash, Inc.(a)		4.6250	09/01/28	432,966
175,000	FirstCash, Inc.(a)		5.6250	01/01/30	175,953
680,000	FirstCash, Inc.(a)		6.8750	03/01/32	707,737
328,000	goeasy Ltd.(a)		7.6250	07/01/29	325,026
940,000	goeasy Ltd.(a)		6.8750	05/15/30	894,928
540,000	goeasy Ltd.(a),(c)		6.8750	02/15/31	508,037
302,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	300,808
905,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.7500	06/15/29	897,959
1,575,000	Pattern Energy Operations, L.P. / Pattern Energy(a)		4.5000	08/15/28	1,564,084
1,105,000	Phoenix Aviation Capital Ltd.(a)		9.2500	07/15/30	1,161,577
1,399,000	Planet Financial Group, LLC(a)		10.5000	12/15/29	1,454,833
1,165,000	Rfna, L.P.(a),(c)		7.8750	02/15/30	1,174,418
1,125,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,172,238
1,015,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	1,041,111
					23,462,171

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	STEEL — 2.0%
1,031,000	Allegheny Technologies, Inc.		4.8750	10/01/29	$1,030,228
950,000	Cleveland-Cliffs, Inc.(a),(c)		7.0000	03/15/32	976,082
565,000	Cleveland-Cliffs, Inc.(a),(c)		7.3750	05/01/33	590,037
735,000	Cleveland-Cliffs, Inc.(a)		7.6250	01/15/34	770,377
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	83,070
1,177,000	Commercial Metals Company		3.8750	02/15/31	1,118,263
98,000	Commercial Metals Company(a)		5.7500	11/15/33	99,678
197,000	Commercial Metals Company(a)		6.0000	12/15/35	201,071
					4,868,806
	TECHNOLOGY HARDWARE — 1.8%
392,000	EquipmentShare.com, Inc.(a),(c)		8.0000	03/15/33	413,878
1,020,000	Imola Merger Corporation(a)		4.7500	05/15/29	1,003,902
248,000	NCR Corporation(a)		5.1250	04/15/29	244,650
163,000	Seagate Data Storage Technology Pte Ltd.(a),(c)		4.1250	01/15/31	155,451
550,000	Seagate Data Storage Technology Pte Ltd.(a)		5.7500	12/01/34	562,956
1,230,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	1,195,993
877,000	Viasat, Inc.(a)		7.5000	05/30/31	852,734
					4,429,564
	TECHNOLOGY SERVICES — 3.6%
660,000	Block, Inc.		6.5000	05/15/32	684,044
180,000	Block, Inc.(a)		6.0000	08/15/33	183,891
480,000	ION Platform Finance US, Inc.(a),(c)		7.8750	09/30/32	421,643
864,000	ION Platform Finance US, Inc. / ION Platform(a)		4.6250	05/01/28	807,058
417,000	ION Platform Finance US, Inc. / ION Platform(a)		5.7500	05/15/28	395,801
415,000	ION Platform Finance US, Inc. / ION Platform(a)		9.5000	05/30/29	400,752
1,470,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	869,293
2,120,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	2,178,585
1,149,000	Shift4 Payments, LLC / Shift4 Payments Finance(a)		6.7500	08/15/32	1,172,996
1,289,000	WEX, Inc.(a)		6.5000	03/15/33	1,316,459
					8,430,522
	TELECOMMUNICATIONS — 4.2%
632,000	Bell Telephone Company of Canada or Bell Canada(b)	H15T5Y + 2.390%	6.8750	09/15/55	655,088
670,000	Bell Telephone Company of Canada or Bell Canada(b)	H15T5Y + 2.363%	7.0000	09/15/55	702,961
1,585,000	C&W Senior Finance Ltd.(a)		9.0000	01/15/33	1,648,095

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	TELECOMMUNICATIONS — 4.2% (Continued)
750,000	Connect Finco S.A.RL / Connect US Finco, LLC(a)		9.0000	09/15/29	$796,922
223,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	238,941
2,076,000	Iliad Holding S.A.SU(a)		7.0000	04/15/32	2,130,486
245,000	Rogers Communications, Inc.(b)	H15T5Y + 2.653%	7.0000	04/15/55	254,136
867,000	Rogers Communications, Inc.(b),(c)	H15T5Y + 2.620%	7.1250	04/15/55	910,770
254,000	Sable International Finance Ltd.(a)		7.1250	10/15/32	256,996
939,000	Vmed O2 UK Financing I plc(a)		7.7500	04/15/32	966,613
181,802	Zayo Group Holdings, Inc.(a)		9.2500	03/09/30	176,920
1,227,054	Zayo Group Holdings, Inc.(a),(c)		13.7500	09/09/30	1,127,749
					9,865,677
	TRANSPORTATION & LOGISTICS — 2.3%
575,000	Air Canada(a)		3.8750	08/15/26	573,173
350,000	American Airlines, Inc.(a)		7.2500	02/15/28	356,550
1,135,000	American Airlines, Inc.(a)		8.5000	05/15/29	1,184,876
1,014,000	Star Leasing Company, LLC(a)		7.6250	02/15/30	970,848
1,115,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	1,178,431
227,000	United Airlines Holdings, Inc.		5.3750	03/01/31	229,598
271,000	United Airlines, Inc.(a)		4.3750	04/15/26	270,955
520,000	United Airlines, Inc.(a)		4.6250	04/15/29	519,768
					5,284,199
	WHOLESALE - CONSUMER STAPLES — 0.3%
695,000	Performance Food Group, Inc.(a)		4.2500	08/01/29	680,948

	WHOLESALE - DISCRETIONARY — 0.5%
1,060,000	Verde Purchaser, LLC(a)		10.5000	11/30/30	1,136,093

	TOTAL CORPORATE BONDS (Cost $227,667,245)				230,203,583

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.1%
	COLLATERAL FOR SECURITIES LOANED - 15.5%
37,086,040	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $37,086,040)(d),(f)	37,086,040

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.1% (Continued)
	MONEY MARKET FUND - 3.6%
8,612,178	First American Government Obligations Fund Class Z, 3.57% (Cost $8,612,178)(f)	$8,612,178

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,698,218)	45,698,218

	TOTAL INVESTMENTS - 115.1% (Cost $273,365,463)	$275,901,801
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.1)%	(36,238,809)
	NET ASSETS - 100.0%	$239,662,992

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 206,025,645 or 86.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $36,350,221 at January 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $37,086,040 at January 31, 2026.

(e)	Zero coupon bond.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2026.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	Real Estate Owners & Developers - 0.0%(a)
600	Country Garden Holdings Company Ltd. (Cost $32)	$23

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
4,466 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b) (Cost $4,745)	EUR003M + 0.150%	2.1760	01/18/49	5,269

	CONVERTIBLE BONDS — 0.4%
	ENGINEERING & CONSTRUCTION — 0.4%
400,000 USD	HTA Group Ltd./Mauritius		2.8750	03/18/27	417,860

	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(a)
167,345 USD	Country Garden Holdings Company Ltd.(c),(d)		—	12/31/31	18,349

	TOTAL CONVERTIBLE BONDS (Cost $415,599)				436,209

	CORPORATE BONDS — 60.5%
	AEROSPACE & DEFENSE — 0.2%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	230,495

	APPAREL & TEXTILE PRODUCTS — 0.3%
200,000 EUR	Beach Acquisition Bidco, LLC(c)		5.2500	07/15/32	243,439
120,000 EUR	Beach Acquisition Bidco, LLC		5.2500	07/15/32	146,063
					389,502
	ASSET MANAGEMENT — 1.3%
250,000 EUR	Blackrock, Inc.		3.7500	07/18/35	303,802
335,000 USD	Brookfield Asset Management Ltd.		5.7950	04/24/35	349,459

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	ASSET MANAGEMENT — 1.3% (Continued)
100,000 EUR	JAB Holdings BV		1.0000	12/20/27	$115,427
200,000 EUR	JAB Holdings BV		2.5000	06/25/29	234,715
87,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	93,764
400,000 USD	UBS Group A.G.(b),(c)	H15T1Y + 1.100%	2.7460	02/11/33	358,917
					1,456,084
	AUTOMOTIVE — 1.4%
330,000 USD	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	344,842
325,000 USD	Hyundai Capital Services, Inc.(c)		5.2500	01/22/28	331,408
300,000 EUR	Mercedes-Benz Group A.G.		0.7500	02/08/30	330,131
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	305,337
300,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	353,600
					1,665,318
	BANKING — 10.4%
200,000 USD	African Export-Import Bank (The)		2.6340	05/17/26	198,521
128,000 USD	Akbank TAS(b),(c)	H15T5Y + 3.726%	7.8750	09/04/35	131,630
330,000 USD	ASB Bank Ltd.(b),(c)	H15T5Y + 2.250%	5.2840	06/17/32	334,106
340,000 USD	Australia & New Zealand Banking Group Ltd.(b),(c)	H15T10Y + 1.350%	5.8160	06/18/36	353,718
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	359,599
349,000 USD	Banco Davivienda S.A.(b),(c)	H15T5Y + 4.588%	8.1250	07/02/35	364,705
112,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 2.486%	6.4500	07/30/35	116,934
276,000 USD	Banco de Credito e Inversiones S.A.(b),(c)	H15T5Y + 3.767%	7.5000	12/15/73	294,312
198,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T10Y + 5.034%	6.6250	01/24/70	195,705
226,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.643%	5.8750	11/24/71	225,714
565,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.072%	8.3750	11/20/74	599,040
300,000 EUR	Banco Santander S.A.		4.8750	10/18/31	386,297
350,000 USD	Barclays PLC(b)	SOFRRATE + 1.910%	5.3350	09/10/35	355,010
300,000 USD	BPCE S.A.(b),(c)	H15T1Y + 2.791%	6.5080	01/18/35	318,557
2,000,000 EUR	Bundesschatzanweisungen		2.2000	03/11/27	2,376,752
300,000 EUR	CaixaBank S.A.		4.2500	09/06/30	376,269
310,000 USD	Deutsche Bank A.G.(b)	SOFRRATE + 3.650%	7.0790	02/10/34	340,751
325,000 USD	HSBC Holdings PLC(b)	SOFRRATE + 1.290%	5.2860	11/19/30	335,767
300,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	390,811

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	BANKING — 10.4% (Continued)
440,000 USD	Mizuho Financial Group, Inc.		2.5640	09/13/31	$394,892
315,000 USD	NatWest Group PLC(b)	H15T5Y + 2.200%	6.4750	06/01/34	331,717
236,000 USD	NBK Tier 1 Ltd.(b),(c)	CMTUSD6Y + 2.403%	6.3750	07/10/73	240,609
200,000 USD	SAB AT1 Ltd.(b)	H15T5Y + 2.302%	6.5000	05/21/75	203,496
310,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 2.950%	6.6910	01/10/34	338,473
365,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	338,739
330,000 USD	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	345,865
800,000 GBP	United Kingdom Gilt		4.1250	01/29/27	1,098,985
1,000,000 GBP	United Kingdom Gilt		3.7500	03/07/27	1,368,863
117,000 USD	Yapi ve Kredi Bankasi A/S(c)		7.1250	10/10/29	121,451
					12,837,288
	BEVERAGES — 0.2%
245,000 EUR	Molson Coors Beverage Company		3.8000	06/15/32	296,905

	BIOTECH & PHARMA — 2.8%
490,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	603,907
390,000 USD	EMD Finance, LLC(c)		5.0000	10/15/35	389,285
370,000 EUR	Grifols S.A.		3.8750	10/15/28	434,785
500,000 EUR	Organon & Company / Organon Foreign Debt Co-Issuer		2.8750	04/30/28	584,690
340,000 EUR	Perrigo Finance Unlimited Company		5.3750	09/30/32	404,144
525,000 USD	Royalty Pharma plc		3.3000	09/02/40	408,751
300,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	334,816
200,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	238,793
					3,399,171
	CABLE & SATELLITE — 1.4%
580,000 EUR	Altice Financing S.A.		4.2500	08/15/29	493,479
475,000 EUR	United Group BV		4.6250	08/15/28	566,824
400,000 GBP	Virgin Media Vendor Financing Notes III DAC		4.8750	07/15/28	548,487
					1,608,790
	CHEMICALS — 2.6%
205,000 USD	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	87,353
330,000 EUR	INEOS Finance PLC(c)		7.2500	03/31/31	327,820
520,000 EUR	INEOS Quattro Finance 2 PLC		8.5000	03/15/29	505,636

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	CHEMICALS — 2.6% (Continued)
500,000 EUR	Maxam Prill Sarl(c)		6.0000	07/15/30	$616,176
402,000 USD	OCP S.A.(c)		7.5000	05/02/54	438,761
344,000 USD	Orbia Advance Corp S.A.B. de C.V.(c)		7.5000	05/13/35	346,666
321,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	319,116
205,000 USD	Sasol Financing USA, LLC		6.5000	09/27/28	205,134
200,000 USD	UPL Corporation Ltd.		4.6250	06/16/30	191,175
					3,037,837
	COMMERCIAL SUPPORT SERVICES — 0.3%
35,000 USD	Sodexo, Inc.(c)		5.1500	08/15/30	35,860
330,000 USD	Sodexo, Inc.(c)		5.8000	08/15/35	343,821
					379,681
	CONSTRUCTION MATERIALS — 0.6%
60,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 4.534%	5.1250	09/08/69	59,941
334,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 0.250%	7.2000	09/10/73	350,617
325,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	345,472
					756,030
	CONSUMER SERVICES — 0.1%
64,000 USD	Amazon Conservation DAC(c)		6.0340	01/16/42	66,010

	CONTAINERS & PACKAGING — 1.0%
300,000 EUR	Amcor UK Finance PLC		3.7500	02/20/33	356,220
320,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	60,721
390,000 USD	Smurfit Kappa Treasury ULC		5.2000	01/15/30	402,092
310,000 EUR	Trivium Packaging Finance BV		6.6250	07/15/30	388,736
					1,207,769
	ELECTRIC UTILITIES — 5.6%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	243,721
219,051 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	211,598
252,945 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	213,945
208,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	206,433
90,000 USD	ADM Elektrik Dagitim A/S(c)		9.5000	02/05/31	89,771
162,000 USD	Aydem Yenilenebilir Enerji A/S(c)		9.8750	09/30/30	162,734
315,000 USD	Capital Power US Holdings, Inc.(c)		6.1890	06/01/35	330,457

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	ELECTRIC UTILITIES — 5.6% (Continued)
43,000 USD	Comision Ejecutiva Hidroelectrica del Rio Lempa(c)		8.6500	01/24/33	$45,999
12,000 USD	Comision Federal de Electricidad(c)		6.4500	01/24/35	12,257
285,000 EUR	E.ON S.E.		3.5000	03/25/32	344,742
310,000 USD	Electricite de France S.A.(c)		6.9000	05/23/53	345,466
205,000 USD	Enel Finance International N.V.(c)		6.0000	10/07/39	214,472
125,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	117,633
200,000 EUR	Energo - Pro as		6.4500	04/15/31	236,102
100,000 EUR	Energo-Pro A/S(c)		8.0000	05/27/30	126,145
355,000 USD	Engie S.A.(c)		5.6250	04/10/34	371,734
223,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	239,231
216,000 USD	Generacion Mediterranea S.A. / Central Termica(c)		11.0000	11/01/31	162,199
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	102,830
226,548 USD	Minejesa Capital BV(c)		4.6250	08/10/30	226,562
220,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	217,387
289,690 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	289,241
490,800 USD	MSU Energy S.A.(c)		9.7500	12/05/30	489,895
300,000 EUR	National Grid PLC		0.1630	01/20/28	340,057
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	349,116
300,000 EUR	Orsted A/S		1.5000	11/26/29	335,215
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,655
55,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.8750	07/17/49	46,209
31,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.0000	06/30/50	22,508
214,000 USD	Saavi Energia Sarl(c)		8.8750	02/10/35	231,955
270,000 USD	YPF Energia Electrica S.A.(c)		7.8750	10/16/32	273,733
148,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)		11.0000	04/23/30	138,266
					6,745,268
	ELECTRICAL EQUIPMENT — 0.2%
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	238,120

	ENGINEERING & CONSTRUCTION — 1.6%
420,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile(c)		7.8750	02/03/30	433,253
200,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	214,082
405,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	418,792
190,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	189,386

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	ENGINEERING & CONSTRUCTION — 1.6% (Continued)
260,000 USD	IHS Holding Ltd.(c)		7.8750	05/29/30	$268,242
320,000 USD	IHS Holding Ltd.(c)		8.2500	11/29/31	334,491
118,246 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	118,561
					1,976,807
	ENTERTAINMENT CONTENT — 0.4%
260,000 GBP	Pinewood Finco PLC(c)		6.0000	03/27/30	360,957
100,000 GBP	Pinewood Finco PLC		6.0000	03/27/30	138,830
					499,787
	FOOD — 1.0%
243,000 USD	Adecoagro S.A.(c)		7.5000	07/29/32	238,040
300,000 EUR	Danone S.A.		3.0710	09/07/32	352,081
400,000 EUR	Froneri Lux FinCompany S.A.RL(c)		4.7500	08/01/32	479,006
104,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	97,040
					1,166,167
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
250,000 USD	Eldorado Intl. Finance GmbH(c),(e)		8.5000	12/01/32	260,525

	INDUSTRIAL SUPPORT SERVICES — 1.2%
400,000 EUR	Albion Financing 1 S.A.RL / Aggreko Holdings, Inc.		5.3750	05/21/30	490,575
320,000 USD	Ashtead Capital, Inc.(c)		5.9500	10/15/33	337,701
100,000 EUR	Motability Operations Group PLC		3.6250	01/22/33	119,248
200,000 GBP	Motability Operations Group PLC		5.6250	01/24/54	252,505
239,000 USD	Vamos Europe S.A.(c)		9.2000	01/26/31	229,679
					1,429,708
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
435,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	414,919

	INSURANCE — 1.6%
300,000 EUR	Allianz S.E.(b)	EUR003M + 3.350%	3.0990	07/06/47	357,990
490,000 EUR	Ardonagh Finco Ltd.		6.8750	02/15/31	599,472
300,000 EUR	Liberty Mutual Group, Inc.		3.8750	09/26/35	351,997
280,000 USD	Nippon Life Insurance Company(b),(c)	H15T5Y + 2.954%	6.2500	09/13/53	296,437
350,000 USD	Sumitomo Life Insurance Company(b),(c)	H15T5Y + 2.651%	5.8750	09/10/55	352,338
					1,958,234

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	INTERNET MEDIA & SERVICES — 0.7%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	$316,349
232,000 USD	Prosus N.V.(c)		3.0610	07/13/31	212,078
127,000 USD	Prosus N.V.		3.0610	07/13/31	116,094
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	179,272
					823,793
	LEISURE FACILITIES & SERVICES — 1.7%
350,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	434,551
300,000 EUR	Flutter Treasury DAC		4.0000	06/04/31	355,969
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	106,041
388,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	388,151
59,000 USD	Melco Resorts Finance Ltd.(c)		5.3750	12/04/29	58,446
200,000 USD	Melco Resorts Finance Ltd.		5.3750	12/04/29	198,122
110,000 USD	Studio City Company Ltd.		7.0000	02/15/27	110,061
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	372,355
					2,023,696
	MACHINERY — 0.2%
250,000 EUR	Smiths Group PLC		2.0000	02/23/27	295,140

	MEDICAL EQUIPMENT & DEVICES — 0.8%
380,000 USD	180 Medical, Inc.(c)		5.3000	10/08/35	377,460
200,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	203,660
370,000 USD	Smith & Nephew PLC		5.4000	03/20/34	381,017
					962,137
	METALS & MINING — 1.7%
43,000 USD	Corp Nacional del Cobre de Chile(c)		6.3300	01/13/35	45,750
6,000 USD	Corp Nacional del Cobre de Chile(c)		3.7000	01/30/50	4,233
181,000 USD	Freeport Indonesia PT		5.3150	04/14/32	184,519
28,000 USD	Freeport Indonesia PT		6.2000	04/14/52	28,552
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	345,500
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	24,968
509,210 USD	Samarco Mineracao S.A.(c)		9.0000	06/30/31	511,522
109,000 USD	Vedanta Resources Finance II PLC(c)		10.8750	09/17/29	116,822
317,000 USD	Vedanta Resources Finance II PLC(c)		9.4750	07/24/30	334,668
268,000 USD	Volcan Cia Minera S.A.A(c)		8.5000	10/28/32	276,750

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	METALS & MINING — 1.7% (Continued)
235,000 USD	WE Soda Investments Holding PLC(c)		9.5000	10/06/28	$243,003
					2,116,287
	OIL & GAS PRODUCERS — 8.2%
426,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	444,450
16,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	15,692
34,000 USD	Adnoc Murban Rsc Ltd.(c)		4.5000	09/11/34	33,461
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	69,771
687,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	614,525
260,000 USD	Azule Energy Finance PLC(c)		8.1250	01/23/30	263,320
300,000 USD	Azule Energy Finance PLC(c)		8.2500	01/22/31	301,480
335,000 USD	BP Capital Markets PLC(b)	H15T5Y + 4.398%	4.8750	12/22/00	332,707
133,000 USD	Energean Israel Finance Ltd.(c)		5.3750	03/30/28	131,776
365,000 USD	Energean Israel Finance Ltd.(c)		5.8750	03/30/31	355,305
250,000 EUR	Eni SpA		2.0000	05/18/31	282,770
390,000 USD	Geopark Ltd.(c)		8.7500	01/31/30	364,314
344,000 USD	Gran Tierra Energy, Inc.(c),(e)		9.5000	10/15/29	275,633
12,000 USD	Greensaif Pipelines Bidco Sarl(c)		6.1290	02/23/38	12,640
350,000 USD	Harbour Energy PLC(c)		6.3270	04/01/35	358,513
106,000 USD	KazMunayGas National Company JSC(c)		5.3750	04/24/30	108,731
25,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	23,538
29,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	29,173
300,000 USD	Kosmos Energy Gta Holdings(c)		11.2500	01/29/31	298,238
298,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	287,923
128,000 USD	Kosmos Energy Ltd.		7.5000	03/01/28	96,828
56,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	35,381
383,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	387,246
245,000 USD	Leviathan Bond Ltd.(c)		6.7500	06/30/30	251,585
458,521 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	407,263
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	100,178
286,000 USD	Medco Laurel Tree Pte Ltd.(c)		6.9500	11/12/28	287,817
1,270,000 USD	PDVSA(f)		9.0000	11/17/21	450,215
460,000 USD	Petroleos de Venezuela S.A.(f)		—	05/17/35	169,050
121,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	91,147
266,000 USD	Petroleos Mexicanos		6.8400	01/23/30	273,016

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	OIL & GAS PRODUCERS — 8.2% (Continued)
273,000 USD	Petroleos Mexicanos		5.9500	01/28/31	$266,543
99,000 USD	Petroleos Mexicanos		6.7000	02/16/32	98,886
435,000 USD	Petroleos Mexicanos		6.3500	02/12/48	345,289
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	12,586
22,000 USD	Petronas Capital Ltd.(c)		5.8480	04/03/55	22,975
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	11,445
175,000 USD	SierraCol Energy Andina, LLC/SierraCol Energy(c)		9.0000	11/14/30	175,289
335,000 USD	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	338,413
300,000 EUR	TotalEnergies Capital Canada Ltd.		2.1250	09/18/29	348,060
277,000 USD	Trident Energy Finance PLC(c)		12.5000	11/30/29	288,994
303,000 USD	Uzbekneftegaz JSC(c)		8.7500	05/07/30	328,308
478,000 USD	YPF S.A.(c),(e)		9.5000	01/17/31	507,565
					9,898,039
	OIL & GAS SERVICES & EQUIPMENT — 2.1%
398,000 USD	FORESEA Holding S.A.(c)		7.5000	06/15/30	395,699
372,694 USD	MV24 Capital BV(c)		6.7480	06/01/34	377,414
320,000 USD	NewCompany Holding USD 20 Sarl(c)		9.3750	11/07/29	334,848
403,750 USD	OHI Group S.A.(c)		13.0000	07/22/29	411,824
610,177 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	598,486
413,039 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	459,360
					2,577,631
	PUBLISHING & BROADCASTING — 0.3%
300,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	362,610

	REAL ESTATE OWNERS & DEVELOPERS — 0.6%
102,000 USD	Aldar Properties PJSC(b),(c)	H15T5Y + 2.018%	5.8750	04/14/56	100,862
700,000 USD	China SCE Group Holdings Ltd.(f)		7.0000	05/02/25	27,213
200,000 EUR	CPI Property Group S.A.(g)		1.6250	04/23/27	236,979
100,000 EUR	CPI Property Group S.A.(b)	EUAMDB05 + 5.232%	7.5000	06/24/73	115,887
300,000 USD	Longfor Group Holdings Ltd.		3.8500	01/13/32	233,583
61,867 USD	Port Of Spain Waterfront Development		7.8750	02/19/40	62,485
					777,009

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	REIT — 0.8%
200,000 EUR	Iron Mountain, Inc.		4.7500	01/15/34	$231,842
400,000 EUR	Iron Mountain, Inc.(c)		4.7500	01/15/34	463,684
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	317,021
					1,012,547
	RENEWABLE ENERGY — 0.3%
268,000 USD	FS Luxembourg Sarl(c),(e)		8.8750	02/12/31	284,994
57,000 USD	Limak Yenilenebilir Enerji A/S(c)		9.6250	08/12/30	56,673
					341,667
	RETAIL - CONSUMER STAPLES — 0.8%
380,000 USD	Alimentation Couche-Tard, Inc.(c)		5.0770	09/29/35	382,512
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	250,672
300,000 EUR	Tesco Corporate Treasury Services PLC		3.3750	05/06/32	357,388
					990,572
	RETAIL - DISCRETIONARY — 0.3%
346,000 USD	Movida Europe S.A.(c),(e)		7.8500	04/11/29	335,780

	SEMICONDUCTORS — 0.3%
335,000 USD	NXP BV / NXP Funding, LLC / NXP USA, Inc.		5.2500	08/19/35	339,746

	SPECIALTY FINANCE — 0.6%
400,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	370,274
330,000 USD	Avolon Holdings Funding Ltd.(c)		5.1500	01/15/30	336,015
					706,289
	STEEL — 0.9%
305,000 USD	ArcelorMittal S.A. (e)		6.8000	11/29/32	341,948
384,000 USD	CSN Resources S.A.(c),(e)		4.6250	06/10/31	301,617
490,000 USD	Metinvest BV(c)		7.7500	10/17/29	388,348
					1,031,913
	TECHNOLOGY HARDWARE — 0.3%
385,000 USD	Flex Ltd.		5.3750	11/13/35	385,052

	TECHNOLOGY SERVICES — 0.4%
320,000 EUR	ION Platform Finance S.A.RL(c)		7.8750	05/01/29	369,847

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.5% (Continued)
	TECHNOLOGY SERVICES — 0.4% (Continued)
100,000 EUR	ION Platform Finance S.A.RL		7.8750	05/01/29	$115,577
					485,424
	TELECOMMUNICATIONS — 2.7%
23,344 USD	Altice France Lux 3 / Altice Holdings 1		10.0000	01/15/33	22,589
148,460 EUR	Altice France S.A.(c)		7.2500	11/01/29	178,402
300,000 EUR	Orange S.A.		2.0000	01/15/29	350,707
380,000 EUR	SoftBank Group Corporation		3.8750	07/06/32	423,252
200,000 EUR	SoftBank Group Corporation		6.3750	07/10/33	244,968
377,000 USD	Telecom Argentina S.A.(c)		9.2500	05/28/33	398,521
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	231,928
400,000 EUR	Telefonica Europe BV(b)	EUAMDB08 + 3.121%	5.7520	04/15/73	507,092
65,000 USD	Turk Telekomunikasyon A/S(c)		6.9500	10/07/32	66,392
220,000 USD	Turkcell Iletisim Hizmetleri A/S(c)		7.6500	01/24/32	234,200
261,829 USD	VF Ukraine PAT via VFU Funding plc(c)		9.6250	02/11/27	258,556
345,000 USD	Vodafone Group PLC		5.8750	06/28/64	337,177
					3,253,784
	TOBACCO & CANNABIS — 0.3%
340,000 USD	Imperial Brands Finance PLC(c)		5.5000	02/01/30	352,993

	TRANSPORTATION & LOGISTICS — 1.8%
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	216,152
150,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	193,499
88,000 USD	DP World PLC(c)		4.7000	09/30/49	75,246
52,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	49,771
416,000 USD	Grupo Aeromexico S.A.B. de C.V.(c),(e)		8.6250	11/15/31	430,560
360,000 EUR	Heathrow Funding Ltd.		1.8750	07/12/32	391,532
300,000 USD	Royal Capital BV(b)	H15T5Y + 7.396%	5.0000	05/05/71	299,871
230,000 EUR	Transurban Finance Company Pty Ltd.		4.1430	04/17/35	281,641
233,000 USD	Yinson Bergenia Production BV(c)		8.4980	01/31/45	253,608
					2,191,880
	TRANSPORTATION EQUIPMENT — 0.0%(a)
55,000 USD	Daimler Truck Finance North America, LLC(c)		4.5000	04/12/31	54,865
	TOTAL CORPORATE BONDS (Cost $72,252,532)				73,339,269

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2%
	GOVERNMENT GUARANTEED — 0.0%(a)
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	$11,318

	GOVERNMENT OWNED, NO GUARANTEE — 0.0%(a)
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	19,787
27,000 USD	Export-Import Bank of India	5.5000	01/13/35	28,067
50,000 USD	Gabon Government International Bond(c)	7.0000	11/24/31	41,986
				89,840
	LOCAL AUTHORITY — 0.3%
150,000 CAD	Province of British Columbia Canada	3.2000	06/18/44	92,451
250,000 CAD	Province of Ontario Canada	2.8000	06/02/48	138,892
83,574 USD	Provincia de Buenos Aires/Government Bonds(g)	5.2500	09/01/37	67,800
				299,143
	NON U.S. TREASURY — 14.3%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	1,031,863
1,330,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/29	239,682
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	397,527
480,000,000 COP	Colombian TES	7.2500	10/18/34	94,728
2,490,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	106,300
1,500,000 EUR	French Republic Government Bond OAT	0.2500	11/25/26	1,753,333
2,020,000 EUR	French Republic Government Bond OAT(c)	3.5000	11/25/33	2,451,590
20,400,000 HUF	Hungary Government Bond	3.0000	08/21/30	55,707
2,410,000,000 IDR	Indonesia Treasury Bond	7.0000	02/15/33	148,740
590,000,000 IDR	Indonesia Treasury Bond	6.7500	07/15/35	36,104
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	57,745
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	139,663
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	901,601
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	726,093
1,430,000 EUR	Italy Buoni Poliennali Del Tesoro	4.2000	03/01/34	1,816,901
900,000 EUR	Italy Buoni Poliennali Del Tesoro	3.8500	02/01/35	1,111,823
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	242,429
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	316,430
700,000 EUR	Kingdom of Belgium Government Bond(c)	5.0000	03/28/35	948,005
290,000 MYR	Malaysia Government Bond	4.8930	06/08/38	81,885
1,050,000 MXN	Mexican Bonos	7.5000	05/26/33	56,786

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	NON U.S. TREASURY — 14.3% (Continued)
2,770,000 MXN	Mexican Bonos	7.7500	11/13/42	$138,513
246,000 PEN	Peru Government Bond(c)	7.3000	08/12/33	83,832
440,000 PLN	Republic of Poland Government Bond(d)	—	01/25/28	115,756
260,000 PLN	Republic of Poland Government Bond	1.7500	04/25/32	62,162
660,000 ZAR	Republic of South Africa Government Bond	8.2500	03/31/32	42,052
860,000 EUR	Spain Government Bond	2.5000	05/31/27	1,025,268
380,000 EUR	Spain Government Bond(c)	3.2500	04/30/34	456,910
1,000,000 EUR	Spain Government Bond(c)	3.4500	10/31/34	1,216,364
170,000 EUR	Spain Government Bond	4.2000	01/31/37	217,365
250,000 EUR	Spain Government Bond	2.7000	10/31/48	242,589
820,000 GBP	United Kingdom Gilt	4.2500	12/07/40	1,038,096
				17,353,842
	SOVEREIGN — 16.2%
130,000 USD	Angolan Government International Bond(c)	8.0000	11/26/29	127,962
247,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	242,304
30,000 USD	Angolan Government International Bond(c)	9.8750	10/15/35	30,234
558,720 USD	Argentine Republic Government International Bond(g)	0.7500	07/09/30	474,074
245,000 USD	Argentine Republic Government International Bond(g)	3.5000	07/09/41	177,748
857,273 USD	Argentine Republic Government International Bond(g)	4.1250	07/09/46	630,523
46,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	48,157
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	26,228
77,000 USD	Bermuda Government International Bond	3.3750	08/20/50	53,193
49,000 USD	Brazilian Government International Bond	6.2500	03/18/31	51,352
574,000 USD	Brazilian Government International Bond	6.0000	10/20/33	581,750
197,000 USD	Brazilian Government International Bond	6.6250	03/15/35	202,762
21,000 USD	Brazilian Government International Bond	4.7500	01/14/50	15,463
41,000 USD	Brazilian Government International Bond	7.1250	05/13/54	41,166
223,000 USD	Brazilian Government International Bond	7.2500	01/12/56	223,390
59,000 EUR	Bulgaria Government International Bond	4.1250	07/18/45	68,134
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,906
14,000 USD	Chile Government International Bond	2.4500	01/31/31	12,806
127,000 USD	Chile Government International Bond	4.3500	04/13/31	126,403
39,000 USD	Chile Government International Bond	2.5500	01/27/32	34,952
73,000 USD	Chile Government International Bond	4.9500	01/05/36	73,580

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	SOVEREIGN — 16.2% (Continued)
8,000 USD	Chile Government International Bond	5.6500	01/13/37	$8,458
65,000 USD	Chile Government International Bond	3.8600	06/21/47	51,994
286,000 USD	Colombia Government International Bond	7.3750	04/25/30	299,957
122,000 USD	Colombia Government International Bond	6.1250	01/21/31	122,031
188,000 USD	Colombia Government International Bond	8.5000	04/25/35	207,214
329,000 USD	Colombia Government International Bond	8.0000	11/14/35	352,523
169,000 USD	Colombia Government International Bond	5.0000	06/15/45	125,246
275,000 USD	Colombia Government International Bond	8.7500	11/14/53	302,403
185,000 USD	Costa Rica Government International Bond(c)	7.3000	11/13/54	206,133
108,000 USD	Dominican Republic International Bond(c)	5.5000	02/22/29	109,728
39,000 USD	Dominican Republic International Bond(c)	4.5000	01/30/30	38,093
176,000 USD	Dominican Republic International Bond(c)	5.8750	10/28/35	175,468
178,000 USD	Dominican Republic International Bond(c)	6.6000	06/01/36	186,455
441,000 USD	Dominican Republic International Bond	6.9500	03/15/37	471,429
29,000 USD	Dominican Republic International Bond	6.9500	03/15/37	31,001
28,000 USD	Dominican Republic International Bond(c)	6.9500	03/15/37	29,932
25,000 USD	Dominican Republic International Bond	5.3000	01/21/41	22,763
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	40,877
8,000 USD	Eagle Funding Luxco Sarl(c)	5.5000	08/17/30	8,136
363,000 USD	Ecuador Government International Bond(g)	6.9000	07/31/35	331,781
200,000 USD	Ecuador Government International Bond(c)	9.2500	01/29/39	205,500
89,000 USD	Ecuador Government International Bond(g)	5.0000	07/31/40	73,648
52,000 USD	Egypt Government International Bond(c)	7.6000	03/01/29	54,738
436,000 USD	Egypt Government International Bond(c)	5.8750	02/16/31	426,300
179,000 USD	Egypt Government International Bond(c)	7.9030	02/21/48	162,529
59,000 USD	Egypt Government International Bond(c)	8.8750	05/29/50	58,578
181,000 USD	Egypt Government International Bond(c)	8.7500	09/30/51	177,336
225,000 USD	Egypt Government International Bond	7.5000	02/16/61	191,909
44,000 USD	El Salvador Government International Bond	9.2500	04/17/30	47,795
9,000 USD	El Salvador Government International Bond	7.6500	06/15/35	9,360
102,000 USD	El Salvador Government International Bond	7.6250	02/01/41	102,255
27,000 USD	El Salvador Government International Bond	7.6500	06/15/35	28,080

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	SOVEREIGN — 16.2% (Continued)
277,000 USD	El Salvador Government International Bond	7.1250	01/20/50	$255,533
57,000 USD	Ethiopia International Bond(c)	6.6250	12/11/24	60,420
53,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	45,314
4,312 USD	Ghana Government International Bond(d)	—	07/03/26	4,219
1,600 USD	Ghana Government International Bond(c),(d)	—	07/03/26	1,565
33,250 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/29	32,707
8,937 USD	Ghana Government International Bond(c),(d)	—	01/03/30	7,826
73,572 USD	Ghana Government International Bond(g)	5.0000	07/03/35	67,368
271,600 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/35	248,699
23,000 USD	Guatemala Government Bond(c)	5.2500	08/10/29	23,253
154,000 USD	Guatemala Government Bond	6.2500	08/15/36	160,778
254,000 USD	Guatemala Government Bond	4.6500	10/07/41	219,853
75,000 USD	Guatemala Government Bond(c)	6.8750	08/15/55	80,252
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	47,113
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	45,670
35,000 USD	Hungary Government International Bond(c)	5.2500	06/16/29	35,708
38,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	40,399
29,000 USD	Hungary Government International Bond(c)	6.0000	09/26/35	29,960
113,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	112,476
34,000 USD	Hungary Government International Bond(c)	6.7500	09/25/52	36,261
110,000 USD	Indonesia Government International Bond	4.5500	01/11/28	111,183
53,000 USD	Indonesia Government International Bond	2.1500	07/28/31	47,003
101,000 USD	Indonesia Government International Bond	4.8500	01/11/33	101,509
39,000 USD	Indonesia Government International Bond	4.9500	02/21/36	38,604
171,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	184,999
117,000 EUR	Ivory Coast Government International Bond	6.6250	03/22/48	128,729
23,000 USD	Kazakhstan Government International Bond(c)	5.5000	07/01/37	23,409
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	21,742
12,000 USD	KSA Sukuk Ltd.(c)	4.8750	09/09/35	11,975
225,000 USD	Kyrgyz Republic International Bond(c)	7.7500	06/03/30	234,092
330,000 USD	Lebanon Government International Bond(f)	6.1000	10/04/22	96,636
369,000 USD	Lebanon Government International Bond(f)	8.2500	04/12/23	110,239
156,000 USD	Lebanon Government International Bond(f)	7.1500	11/20/31	46,388
385,000 MYR	Malaysia Government Bond	2.6320	04/15/31	94,371

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	SOVEREIGN — 16.2% (Continued)
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	$11,430
85,000 USD	Mexico Government International Bond	4.5000	04/22/29	85,123
81,000 USD	Mexico Government International Bond	5.3750	03/22/33	80,155
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	30,675
8,000 USD	Mexico Government International Bond	3.5000	02/12/34	6,916
44,000 USD	Mexico Government International Bond	6.3500	02/09/35	45,868
96,000 USD	Mexico Government International Bond	6.1250	02/09/38	95,755
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	80,394
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	5,749
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	20,834
106,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	107,229
112,000 USD	Nigeria Government International Bond(c)	7.1430	02/23/30	115,813
204,000 USD	Nigeria Government International Bond(c)	9.6250	06/09/31	231,564
101,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	105,321
135,000 USD	Nigeria Government International Bond(c)	10.3750	12/09/34	159,789
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	187,660
111,000 USD	Oman Government International Bond(c)	6.0000	08/01/29	115,852
86,000 USD	Oman Government International Bond(c)	6.5000	03/08/47	91,048
20,000 USD	Oman Government International Bond(c)	6.7500	01/17/48	21,630
238,000 USD	Pakistan Government International Bond(c)	7.3750	04/08/31	239,853
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,799
100,000 USD	Panama Government International Bond	3.1600	01/23/30	93,975
64,000 USD	Panama Government International Bond	2.2520	09/29/32	52,950
10,000 USD	Panama Government International Bond	4.3000	04/29/53	7,358
137,000 USD	Panama Government International Bond	3.8700	07/23/60	89,297
162,000 USD	Peruvian Government International Bond	2.7830	01/23/31	149,890
111,000 USD	Peruvian Government International Bond	3.0000	01/15/34	96,487
37,000 USD	Peruvian Government International Bond	3.6000	01/15/72	23,420
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	26,085
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,746
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,207

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	SOVEREIGN — 16.2% (Continued)
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	$83,514
7,000 USD	Philippine Government International Bond	5.0000	01/13/37	6,990
130,000 USD	Philippine Government International Bond	2.9500	05/05/45	90,171
32,143 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	31,645
50,000 USD	Republic of Kenya Government International Bond(c)	9.7500	02/16/31	55,331
92,000 USD	Republic of Kenya Government International Bond(c)	7.8750	10/09/33	92,786
199,000 USD	Republic of Kenya Government International Bond(c)	9.5000	03/05/36	213,739
2,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	2,136
161,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	163,725
69,000 USD	Republic of Poland Government International Bond	5.5000	04/04/53	65,704
1,700,000 ZAR	Republic of South Africa Government Bond	8.7500	01/31/44	103,675
71,000 USD	Republic of South Africa Government International	5.8750	06/22/30	73,185
218,000 USD	Republic of South Africa Government International(c)	7.1000	11/19/36	231,525
186,000 USD	Republic of South Africa Government International(c)	6.1250	12/11/37	180,769
145,000 USD	Republic of South Africa Government International	5.6500	09/27/47	120,262
51,000 USD	Republic of South Africa Government International	5.7500	09/30/49	42,148
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	86,998
184,000 USD	Republic of South Africa Government International(c)	7.9500	11/19/54	193,672
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,043
76,000 USD	Romanian Government International Bond(c)	5.8750	01/30/29	78,544
5,000 USD	Romanian Government International Bond(c)	7.1250	01/17/33	5,472
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	21,887
80,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	83,480
19,000 EUR	Romanian Government International Bond	6.2500	09/10/34	24,324
92,000 USD	Romanian Government International Bond(c)	6.6250	05/16/36	96,435
51,000 USD	Saudi Government International Bond(c)	4.5000	04/17/30	51,463
99,000 USD	Saudi Government International Bond(c)	3.2500	10/22/30	94,469
22,000 USD	Saudi Government International Bond(c)	5.3750	01/13/31	22,856
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	141,009
144,000 USD	Saudi Government International Bond(c)	4.8750	01/12/36	142,533
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,707
120,000 USD	Senegal Government International Bond(c)	6.2500	05/23/33	69,709
155,045 USD	Sri Lanka Government International Bond(c),(g)	3.3500	03/15/33	142,466

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	SOVEREIGN — 16.2% (Continued)
286,151 USD	Sri Lanka Government International Bond(c),(g)	3.6000	06/15/35	$234,969
131,305 USD	Sri Lanka Government International Bond(c),(g)	3.6000	02/15/38	130,178
53,000 USD	Suriname Government International Bond(c)	8.5000	11/06/35	57,172
220,000 USD	Trinidad & Tobago Government International Bond(c)	6.4000	06/26/34	221,663
130,000 USD	Trinidad & Tobago Government International Bond(c)	6.5000	01/28/36	129,350
75,000 USD	Turkey Government International Bond	9.8750	01/15/28	82,073
38,000 USD	Turkey Government International Bond	9.3750	03/14/29	42,423
41,000 USD	Turkey Government International Bond	9.1250	07/13/30	46,520
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	75,145
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	167,000
101,000 USD	Turkiye Government International Bond	7.1250	07/17/32	105,335
528,000 USD	Turkiye Government International Bond	7.6250	05/15/34	563,678
104,000 USD	Turkiye Government International Bond	6.5000	01/03/35	103,232
95,000 USD	Turkiye Government International Bond	6.9500	09/16/35	96,356
345,000 USD	Turkiye Government International Bond(e)	6.6250	02/17/45	314,586
13,076 USD	Ukraine Government International Bond(g)	4.5000	02/01/29	10,183
3,571 USD	Ukraine Government International Bond(g)	—	02/01/30	2,267
13,970 USD	Ukraine Government International Bond(c),(g)	—	02/01/30	8,867
361,800 USD	Ukraine Government International Bond(g)	4.0000	02/01/32	289,586
13,345 USD	Ukraine Government International Bond(g)	—	02/01/34	6,552
127,088 USD	Ukraine Government International Bond(c),(g)	4.5000	02/01/34	80,320
135,152 USD	Ukraine Government International Bond(g)	4.5000	02/01/35	83,794
233,000 USD	Ukraine Government International Bond(c),(g)	—	02/01/36	131,296
31,269 USD	Ukraine Government International Bond(g)	4.5000	02/01/36	19,105
44,150 USD	Ukraine Government International Bond(c),(g)	4.5000	02/01/36	26,976
71,000 USD	Uruguay Government International Bond	4.3750	01/23/31	71,841
5,000 USD	Uruguay Government International Bond	5.4420	02/14/37	5,167
94,000 USD	Uruguay Government International Bond	5.1000	06/18/50	87,872
117,000 USD	Venezuela Government International Bond(f)	6.0000	12/09/20	38,622
715,000 USD	Venezuela Government International Bond(f)	11.7500	10/21/26	318,246
55,858 USD	Zambia Government International Bond(c),(g)	5.7500	06/30/33	54,775
72,000 USD	Zambia Government International Bond(c)	0.5000	12/31/53	52,167
				19,580,550

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 31.2% (Continued)
	SUPRANATIONAL — 0.4%
200,000 EUR	European Investment Bank	1.1250	09/15/36	195,298
14,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	154,176
9,000,000 INR	International Bank for Reconstruction & Development	6.7100	01/21/35	94,604
				444,078

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $37,212,779)			37,778,771
Shares
	RIGHT — 0.0%(a)
	BANKING - 0.0% (a)
97	ALTICE FRANCE HLDG (Luxembourg) (Cost $1,194)	1,611

	SHORT-TERM INVESTMENTS — 5.7%
	COLLATERAL FOR SECURITIES LOANED - 2.3%
2,742,283	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $2,742,283)(h),(i)	2,742,283

	MONEY MARKET FUNDS - 3.4%
4,123,560	Fidelity Government Portfolio, Institutional, 3.57% (Cost $4,123,560)(h)	4,123,560
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,865,843)	6,865,843

	TOTAL INVESTMENTS - 97.8% (Cost $116,752,724)	$118,426,995
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	2,631,321
	NET ASSETS - 100.0%	$121,058,316

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
70	Eurex 10 Year Euro BUND Future	03/09/2026	$10,640,299	$3,845
31	Eurex 30 Year Euro BUXL Future	03/09/2026	4,039,706	(77,857)
12	French Government Bond Futures	03/09/2026	1,735,247	8,892
22	Long Gilt Future	03/30/2026	2,734,911	(8)
24	TSE Japanese 10 Year Bond Futures	03/16/2026	$20,409,660	$(264,086)
	TOTAL LONG FUTURES CONTRACTS			$(329,214)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
168	CBOT 10 Year US Treasury Note	03/23/2026	$18,787,125	$161,759
92	CBOT 5 Year US Treasury Note	04/01/2026	10,021,531	72,599
4	CBOT US Treasure Bond Futures	03/23/2026	460,500	8,395
17	Euro-BTP Italian Bond Futures	03/09/2026	2,441,734	(11,084)
	TOTAL SHORT FUTURES CONTRACTS			$231,669

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(k)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread(l)	Maturity Date	Notional Value(j)	Amortized Upfront Payments Paid/ (Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 44	Quarterly(1)	Citibank	1.00%	127	12/30/2030	$5,920,000	$120,460	$63,913	$(56,547)
ITRAXX EUROPE CROSSOVER SERIES 44	Quarterly(1)	Citibank	5.00%	247	12/20/2030	1,595,000	(180,004)	(215,301)	(35,297)
TOTAL							$(59,544)	$(151,388)	$(91,844)

(1)	Buy Protection

FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Chilean Peso	02/02/2026	JP Morgan Chase	36,000,000	$41,197	$2,110
Peruvian Sole	02/09/2026	JP Morgan Chase	230,000	68,235	(449)
Turkish Lira	02/17/2026	CITI	1,930,000	43,932	304
Japanese Yen	02/20/2026	Capstone Global Markets	47,240,000	305,657	7,358
Chilean Peso	02/27/2026	JP Morgan Chase	36,000,000	41,189	(722)
Thailand Baht	03/16/2026	CITI	4,000,000	126,981	(391)
USD	03/20/2026	JP Morgan Chase	680,000	97,941	(7)
Euro	04/10/2026	Barclay	99,000	117,788	1,107
Euro	04/10/2026	Capstone Global Markets	75,000	89,233	1,593
Euro	04/10/2026	JP Morgan Chase	81,000	96,372	1,301
				$1,028,525	$12,204

To Sell:
Chilean Peso	02/02/2026	JP Morgan Chase	36,000,000	$41,197	$714
Euro	02/05/2026	Barclay	285,222	338,290	(3,290)
Euro	02/05/2026	Capstone Global Markets	50,546	59,950	(950)
Euro	02/05/2026	JP Morgan Chase	10,565,011	12,530,768	(114,768)
Peruvian Sole	02/09/2026	JP Morgan Chase	230,000	68,235	108
Japanese Yen	02/20/2026	Capstone Global Markets	47,240,000	305,657	1,955
Peruvian Sole	02/27/2026	JP Morgan Chase	230,000	68,205	454
Brazilian Real	03/03/2026	JP Morgan Chase	450,000	85,041	(5,102)
Euro	03/06/2026	Capstone Global Markets	500,000	593,797	5,897
Indian Rupee	03/16/2026	JP Morgan Chase	7,900,000	85,820	1,242
CNH	03/20/2026	JP Morgan Chase	90,000	12,963	21
Australian Dollar	04/10/2026	Barclay	1,508,000	1,049,978	(35,504)
British Pound	04/10/2026	Capstone Global Markets	3,219,900	4,405,504	(63,106)
Canadian Dollar	04/10/2026	Barclay	878,200	646,742	(8,322)
Euro	04/10/2026	Barclay	418,000	497,327	(6,876)
Euro	04/10/2026	Capstone Global Markets	25,754,600	30,642,278	(403,455)
Euro	04/10/2026	JP Morgan Chase	62,000	73,767	(1,091)
Japanese Yen	04/10/2026	JP Morgan Chase	43,135,500	280,295	(2,772)
				$51,785,814	$(634,845)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026 (Unaudited)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Japanese Yen	Euro	2/9/2026	JP Morgan Chase	135,371,329	740,000	875,126	(877,842)	$(2,716)
Euro	Swiss Franc	2/17/2026	JP Morgan Chase	810,000	752,768	961,220	(975,193)	(13,973)
Japanese Yen	Swiss Franc	2/17/2026	JP Morgan Chase	75,296,201	380,000	487,073	(492,281)	(5,208)
British Pound	Euro	4/10/2026	Barclay	413,000	472,765	565,071	(562,486)	2,585
Euro	British Pound	4/10/2026	Barclay	1,769,487	1,540,400	2,105,299	(2,107,593)	(2,294)
Euro	British Pound	4/10/2026	Capstone Global Markets	30,308	26,400	36,060	(36,120)	(60)
				213,690,325	3,912,333	$5,029,849	$5,051,515	$(21,666)

Total								$(644,306)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

Ltd.	- Limited Company

NV	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

CITG	CITG

JPMT	JPMT

USB	US Bank

CMTUSD6Y	USD Constant Maturity 6 Year

EUAMDB05	Euribor ICE SWAP Rate 5 Year

EUAMDB08	Euribor ICE SWAP Rate 8 Year

EUR003M	Euribor 3 Month ACT/360

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	US Dollars

CNH	US Dollars

COP	Columbian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026 (Unaudited)

HUF	Hungarian Forints

IDR	Indonesia Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sole

PLN	Polish Zloty

THB	US Dollars

TRY	US Dollars

USD	US Dollars

ZAR	South African Rand

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 47,210,638 or 39.0% of net assets.

(d)	Zero coupon bond.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,686,531 at January 31, 2026.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(i)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $2,472,283 at January 31, 2026

(j)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures and Swap contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures or swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(l)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of January 31, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 5.3%
10,825	Boeing Company (The)(a)	$2,530,019
9,359	L3Harris Technologies, Inc.(b)	3,208,733
27,230	RTX Corporation	5,471,324
		11,210,076
	ASSET MANAGEMENT - 1.8%
3,464	Blackrock, Inc.	3,876,008

	AUTOMOTIVE - 1.3%
32,351	General Motors Company(b)	2,717,484

	BANKING - 8.1%
82,750	Bank of America Corporation	4,402,300
24,675	JPMorgan Chase & Company	7,547,836
17,097	Truist Financial Corporation	879,128
46,433	Wells Fargo & Company	4,201,722
		17,030,986
	BEVERAGES - 0.9%
11,959	PepsiCo, Inc.	1,837,261

	BIOTECH & PHARMA - 5.2%
9,549	AbbVie, Inc.	2,129,522
5,509	Amgen, Inc.	1,883,417
24,733	Gilead Sciences, Inc.	3,510,850
31,331	Merck & Company, Inc.	3,454,869
		10,978,658
	CHEMICALS – 2.9%
22,306	DuPont de Nemours, Inc.	979,680
9,096	Linde PLC	4,156,598
11,153	Qnity Electronics, Inc.	1,072,696
		6,208,974
	CONSTRUCTION MATERIALS - 1.8%
4,323	Martin Marietta Materials, Inc.	2,818,379
8,753	Owens Corning(b)	1,048,960
		3,867,339

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CONSUMER SERVICES - 0.6%
14,796	Service Corp International	$1,190,042

	DIVERSIFIED INDUSTRIALS - 2.3%
5,211	Parker-Hannifin Corporation	4,876,662

	E-COMMERCE DISCRETIONARY - 2.7%
23,484	Amazon.com, Inc.(a)	5,619,721

	ELECTRIC UTILITIES - 2.8%
20,529	Duke Energy Corporation	2,491,194
39,106	NextEra Energy, Inc.	3,437,418
		5,928,612
	ELECTRICAL EQUIPMENT – 4.9%
2,390	GE Vernova, Inc.	1,736,024
26,646	Johnson Controls International PLC	3,177,802
26,791	Otis Worldwide Corporation	2,288,487
7,435	Rockwell Automation, Inc.	3,134,968
		10,337,281
	ENGINEERING & CONSTRUCTION - 1.3%
5,704	Quanta Services, Inc.(b)	2,707,290

	ENTERTAINMENT CONTENT - 3.2%
39,583	Fox Corporation, Class A	2,880,851
34,304	Walt Disney Company (The)	3,869,491
		6,750,342
	FOOD - 1.1%
38,536	Mondelez International, Inc., Class A	2,253,200

	HEALTH CARE FACILITIES & SERVICES - 2.5%
8,016	Cencora, Inc.	2,879,508
7,993	UnitedHealth Group, Inc.	2,293,431
		5,172,939

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.2%
17,923	Procter & Gamble Company (The)	$2,720,174

	INDUSTRIAL REIT - 0.7%
11,475	Prologis, Inc.	1,498,176

	INFRASTRUCTURE REIT - 0.9%
10,266	American Tower Corporation, Class A	1,840,489

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
16,949	Bank of New York Mellon Corporation (The)	2,032,524
3,735	Goldman Sachs Group, Inc. (The)	3,493,756
15,969	Intercontinental Exchange, Inc.(b)	2,775,093
		8,301,373
	INSURANCE – 5.3%
7,774	Berkshire Hathaway, Inc., Class B(a)	3,735,641
23,807	Hartford Insurance Group, Inc. (The)	3,215,373
11,482	Prudential Financial, Inc.	1,275,765
10,602	Travelers Companies, Inc. (The)	3,016,375
		11,243,154
	INTERNET MEDIA & SERVICES - 5.3%
25,299	Alphabet, Inc., Class A	8,551,061
3,732	Meta Platforms, Inc., Class A	2,673,978
		11,225,039
	LEISURE FACILITIES & SERVICES - 1.0%
10,170	Darden Restaurants, Inc.(b)	2,027,390

	MEDICAL EQUIPMENT & DEVICES - 4.8%
32,204	Abbott Laboratories	3,519,897
9,732	Becton Dickinson and Company(b)	1,980,267
4,453	Stryker Corporation	1,645,651
5,139	Thermo Fisher Scientific, Inc.	2,973,477
		10,119,292

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	METALS & MINING - 1.1%
39,742	Freeport-McMoRan, Inc.	$2,393,661

	OIL & GAS PRODUCERS – 5.0%
24,947	ConocoPhillips	2,600,226
15,924	EOG Resources, Inc.	1,785,558
12,649	Expand Energy Corporation	1,421,874
32,809	Exxon Mobil Corporation	4,639,192
		10,446,850
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
51,344	SLB Ltd.	2,484,023

	RESIDENTIAL REIT - 0.7%
22,634	Equity LifeStyle Properties, Inc.	1,429,790

	RETAIL - DISCRETIONARY - 2.9%
13,044	Lowe’s Companies, Inc.	3,483,531
17,383	TJX Companies, Inc. (The)	2,604,147
		6,087,678
	SELF-STORAGE REIT - 0.8%
6,297	Public Storage	1,739,168

	SEMICONDUCTORS – 4.1%
6,597	Broadcom, Inc.	2,185,586
13,815	Micron Technology, Inc.	5,731,568
13,076	ON Semiconductor Corporation(a)	783,122
		8,700,276
	SOFTWARE - 1.2%
4,789	Microsoft Corporation	2,060,659
3,380	Oracle Corporation	556,280
		2,616,939
	SPECIALTY FINANCE - 1.1%
6,815	American Express Company	2,400,039

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TECHNOLOGY HARDWARE - 3.1%
54,701	Cisco Systems, Inc.	$4,284,182
5,694	Motorola Solutions, Inc.	2,292,063
		6,576,245
	TECHNOLOGY SERVICES - 1.0%
4,127	S&P Global, Inc.	2,178,189

	TELECOMMUNICATIONS – 1.0%
45,051	Verizon Communications, Inc.	2,005,671

	TRANSPORTATION & LOGISTICS - 3.1%
76,507	CSX Corporation	2,888,904
42,419	Delta Air Lines, Inc.	2,794,988
15,460	Knight-Swift Transportation Holdings, Inc.	851,846
		6,535,738

	TOTAL COMMON STOCKS (Cost $118,679,239)	207,132,229

	SHORT-TERM INVESTMENTS — 8.2%
	COLLATERAL FOR SECURITIES LOANED – 6.4%
13,518,743	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $13,518,743)(c),(d)	$13,518,743

	MONEY MARKET FUNDS – 1.8%
3,825,381	Invesco Treasury Portfolio, Institutional Class, 3.58% (Cost $3,825,381)(c)	3,825,381

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,344,124)	17,344,124

	TOTAL INVESTMENTS – 106.4% (Cost $136,023,363)	$224,476,353
	LIABILITIES IN EXCESS OF OTHER ASSETS – (6.4)%	(13,535,199)
	NET ASSETS - 100.0%	$210,941,154

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $13,092,973 at January 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $13,518,743 at January 31, 2026.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 1.0%
23,236	AerSale Corporation(a)	$174,038
11,451	Ituran Location and Control Ltd.	511,058
4,735	TAT Technologies Ltd.(a)	240,917
		926,013
	APPAREL & TEXTILE PRODUCTS - 0.1%
71,786	Brilliant Earth Group, Inc.	111,986

	ASSET MANAGEMENT - 0.1%
19,050	Compass Diversified Holdings	125,159

	AUTOMOTIVE - 1.2%
9,084	Fox Factory Holding Corporation(a)	167,146
177,844	Holley, Inc.(a)	684,699
18,854	Motorcar Parts of America, Inc.(a)	234,355
		1,086,200
	BANKING - 12.7%
23,348	Capital Bancorp, Inc.	717,251
12,764	Capital City Bank Group, Inc.	533,025
15,494	Central Pacific Financial Corporation	504,640
16,733	Dime Community Bancshares, Inc.	569,257
15,836	Enterprise Financial Services Corporation	908,194
3,255	Esquire Financial Holdings, Inc.	347,081
25,028	First BanCorp	553,619
5,698	HomeTrust Bancshares, Inc.	245,698
28,813	Horizon Bancorp, Inc.	507,685
11,929	Independent Bank Corporation	419,304
15,589	National Bank Holdings Corporation, Class A	626,366
7,668	Northeast Bank(b)	883,583
44,345	Northpointe Bancshares, Inc.	764,508
20,685	OceanFirst Financial Corporation	387,844
11,528	OFG Bancorp	464,578
19,970	Peapack-Gladstone Financial Corporation(b)	633,448
1,782	Popular, Inc.	237,950
13,050	Prosperity Bancshares, Inc.	900,580

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 12.7% (Continued)
12,707	Webster Financial Corporation(b)	$835,739
22,337	WesBanco, Inc.	788,273
		11,828,623
	BIOTECH & PHARMA - 2.3%
94,270	Cytek Biosciences Inc(a)	471,350
4,636	Halozyme Therapeutics, Inc.(a)	332,448
36,073	Innoviva, Inc.(a)	721,460
8,153	PTC Therapeutics, Inc.(a)	615,796
		2,141,054
	CHEMICALS - 2.9%
9,574	Ashland, Inc.	585,546
26,972	Huntsman Corporation(b)	291,837
6,348	Ingevity Corporation(a)	417,635
23,165	Koppers Holdings, Inc.	682,440
55,149	Kronos Worldwide, Inc.	289,532
54,527	Rayonier Advanced Materials, Inc.(a)	423,130
		2,690,120
	COMMERCIAL SUPPORT SERVICES - 4.5%
13,426	ABM Industries, Inc.	618,132
62,890	ADT, Inc.	503,120
27,609	AMN Healthcare Services, Inc.(a)	588,072
8,822	ASGN, Inc.(a)	459,538
50,663	Cross Country Healthcare, Inc.(a)	472,179
36,842	Public Policy Holding Company, Inc.(a)	451,315
75,230	TrueBlue, Inc.(a)	403,233
10,570	V2X, Inc.(a)	727,532
		4,223,121
	CONSUMER SERVICES - 0.7%
29,376	Legacy Education, Inc.(a)	296,110
15,154	Matthews International Corporation, Class A	398,399
		694,509
	CONTAINERS & PACKAGING - 1.0%
90,607	Ranpak Holdings Corporation(a)	456,659

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	CONTAINERS & PACKAGING - 1.0% (Continued)
9,010	Sonoco Products Company(b)	$432,480
		889,139
	ELECTRIC UTILITIES - 2.2%
8,145	Black Hills Corporation	594,422
3,150	IDACORP, Inc.(b)	418,289
10,614	Portland General Electric Company(b)	533,354
10,685	Unitil Corporation	543,973
		2,090,038
	ELECTRICAL EQUIPMENT - 2.6%
4,913	Allient, Inc.	299,742
1,121	Generac Holdings, Inc.(a)	188,373
1,855	Littelfuse, Inc.(b)	600,575
5,596	Mesa Laboratories, Inc.	440,741
6,970	Ralliant Corporation	369,201
86,905	Stoneridge, Inc.(a)	571,835
		2,470,467
	ENGINEERING & CONSTRUCTION - 2.9%
4,254	Arcosa, Inc.	486,955
17,989	Bowman Consulting Group Ltd.(a)	626,557
7,636	Cardinal Infrastructure Group, Inc.(a)	192,351
2,514	MYR Group, Inc.(a)	628,601
24,455	Orion Group Holdings, Inc.(a)	298,840
6,398	Tutor Perini Corporation(b)	504,738
		2,738,042
	ENTERTAINMENT CONTENT - 0.8%
95,682	Reservoir Media, Inc.(a)	722,399

	FOOD - 0.5%
3,246	Post Holdings, Inc.(a)	332,098
3,964	Vital Farms, Inc.(a)	112,776
		444,874
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
2,813	Louisiana-Pacific Corporation	235,561

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6% (Continued)
3,222	UFP Industries, Inc.	$332,768
		568,329
	GAS & WATER UTILITIES - 2.1%
32,509	BKV Corporation(a)	967,142
16,152	RGC Resources, Inc.	350,660
7,271	Spire, Inc.	614,327
		1,932,129
	HEALTH CARE FACILITIES & SERVICES - 2.0%
8,211	Acadia Healthcare Company, Inc.(a)	110,356
58,178	Aveanna Healthcare Holdings, Inc.(a)	488,695
44,137	Joint Corporation (The)(a)	431,660
18,262	Option Care Health, Inc.(a)	620,908
15,597	Park Dental Partners, Inc.(a)	254,387
		1,906,006
	HOME CONSTRUCTION - 0.3%
4,015	Century Communities, Inc.	252,865

	HOUSEHOLD PRODUCTS - 0.2%
90,146	Olaplex Holdings, Inc.(a),(b)	142,431

	INDUSTRIAL - 0.7%
51,734	BrightView Holdings, Inc.(a)	691,166

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
2,205	Gibraltar Industries, Inc.(a)	113,028
3,951	Timken Company (The)	368,194
		481,222
	INDUSTRIAL SUPPORT SERVICES - 1.9%
73,735	Custom Truck One Source, Inc.(a)	466,005
21,463	Hudson Technologies, Inc.(a)	153,890
53,047	NPK International, Inc.(a)	732,579
26,335	Titan Machinery, Inc.(a)	428,470
		1,780,944

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	INDUSTRIALS - 0.5%
50,096	Hillman Solutions Corporation(a)	$469,400

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
92,093	BGC Group, Inc., Class A	838,967
26,300	Perella Weinberg Partners(b)	586,753
		1,425,720
	INSURANCE - 3.4%
32,778	American Integrity Insurance Group, Inc.(a)	612,621
25,560	Bowhead Specialty Holdings, Inc.(a)	627,754
15,813	CNO Financial Group, Inc.	664,936
2,110	Hanover Insurance Group, Inc. (The)	367,435
1,716	Primerica, Inc.	451,377
13,769	Slide Insurance Holdings, Inc.(a)	237,240
13,995	Tiptree, Inc.	250,231
		3,211,594
	INTERNET MEDIA & SERVICES - 1.2%
5,467	Cargurus, Inc.(a)	177,131
18,430	Cars.com, Inc.(a)	209,365
12,612	IAC, Inc.(a)	466,013
32,922	Strata Critical Medical, Inc.(a),(b)	160,659
		1,013,168
	LEISURE FACILITIES & SERVICES - 0.3%
5,359	Dave & Buster’s Entertainment, Inc.(a),(b)	100,588
13,271	First Watch Restaurant Group, Inc.(a),(b)	212,204
		312,792
	LEISURE PRODUCTS - 0.4%
108,129	Clarus Corporation	414,134

	MACHINERY - 1.7%
5,204	CECO Environmental Corporation(a)	350,906
6,732	Helios Technologies, Inc.	436,099
22,582	Manitowoc Company, Inc. (The)(a)	291,759
3,141	Regal Rexnord Corporation	507,272
		1,586,036

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES – 2.9%
41,235	CareDx, Inc.(a)	$847,379
26,354	Carlsmed, Inc.(a),(b)	327,317
3,803	Haemonetics Corporation(a)	253,508
31,157	Orthofix Medical, Inc.(a)	412,207
8,397	Teleflex, Inc.	876,395
		2,716,806
	METALS & MINING - 3.1%
3,237	Alcoa Corporation	183,894
46,119	Capstone Copper Corporation(a)	511,105
5,224	Century Aluminum Company(a)	236,804
17,902	Constellium S.E.(a)	402,258
109,633	Ferroglobe PLC	520,758
8,615	Hallador Energy Company(a)	159,291
46,915	Taseko Mines Ltd.(a)	357,492
5,423	Warrior Met Coal, Inc.	484,274
		2,855,876
	MULTI ASSET CLASS REIT - 0.6%
30,491	Broadstone Net Lease, Inc.	564,388

	OIL & GAS PRODUCERS - 1.3%
5,630	Antero Resources Corporation(a)	204,763
39,226	Infinity Natural Resources, Inc., Class A(a)	622,908
14,748	SM Energy Company(b)	287,144
2,982	Viper Energy, Inc., Class A	126,258
		1,241,073
	OIL & GAS SERVICES & EQUIPMENT - 4.5%
25,299	Atlas Energy Solutions, Inc.(b)	295,239
15,407	Expro Group Holdings N.V.(a)	246,666
7,001	Kodiak Gas Services, Inc.	294,112
17,867	Liberty Energy, Inc., Class A	440,422
40,810	Matrix Service Company(a)	584,399
37,829	National Energy Services Reunited Corporation(a)	744,474
12,114	Natural Gas Services Group, Inc.	419,629
15,722	Select Water Solutions, Inc., Class A	190,079

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 4.5% (Continued)
38,669	TETRA Technologies, Inc.(a)	$440,827
11,902	Thermon Group Holdings, Inc.(a)	538,566
		4,194,413
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
22,404	Legacy Housing Corporation(a)	464,883

	REAL ESTATE SERVICES - 0.7%
19,970	Newmark Group, Inc., Class A	356,065
78,692	Real Brokerage, Inc. (The)(a)	278,570
		634,635
	RESIDENTIAL REIT - 1.1%
7,652	Centerspace	491,794
31,619	UMH Properties, Inc.	494,205
		985,999
	RETAIL - DISCRETIONARY - 2.6%
7,271	Academy Sports & Outdoors, Inc.(b)	399,978
5,276	Advance Auto Parts, Inc. (b)	253,301
55,299	Driven Brands Holdings, Inc.(a),(b)	859,899
771	FirstCash Holdings, Inc.	131,456
27,941	National Vision Holdings, Inc.(a),(b)	736,245
		2,380,879
	RETAIL REIT - 2.8%
30,732	Brixmor Property Group, Inc.	823,311
25,374	CTO Realty Growth, Inc.	450,896
24,828	Getty Realty Corporation	741,364
31,038	NETSTREIT Corporation(b)	584,756
		2,600,327
	SELF-STORAGE REIT - 0.2%
6,979	National Storage Affiliates Trust	222,002

	SEMICONDUCTORS - 3.2%
20,497	Alpha & Omega Semiconductor Ltd.(a)	452,984
5,781	Diodes, Inc.(a)	342,177
2,743	Onto Innovation, Inc.(a)	554,223

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	SEMICONDUCTORS - 3.2% (Continued)
4,483	Semtech Corporation(a)	$357,519
5,761	Silicon Motion Technology Corporation - ADR	685,156
12,890	Ultra Clean Holdings, Inc.(a)	563,036
		2,955,095
	SOFTWARE - 3.0%
27,924	Consensus Cloud Solutions, Inc.(a)	596,457
242,324	Kaltura, Inc.(a)	394,988
25,186	Phreesia, Inc.(a)	338,248
32,670	Teradata Corporation(a)	931,748
45,742	Upland Software, Inc.(a)	60,837
154,887	VTEX(a)	486,345
		2,808,623
	SPECIALTY FINANCE - 1.4%
11,848	EZCORP, Inc., Class A(a)	254,140
2,739	Federal Agricultural Mortgage Corporation, Class C	463,712
11,602	SLM Corporation	314,994
4,432	Stewart Information Services Corporation	298,850
		1,331,696
	STEEL - 2.9%
85,955	Algoma Steel Group, Inc.	359,292
7,093	Commercial Metals Company	545,239
32,019	Metallus, Inc.(a)	638,779
7,193	Northwest Pipe Company(a)	485,168
47,962	thyssenkrupp A.G.	642,185
		2,670,663
	TECHNOLOGY HARDWARE - 1.7%
13,276	Crane NXT Company(b)	670,703
60,450	NCR Voyix Corporation(a)	599,664
25,874	RADCOM Ltd.(a)	324,460
		1,594,827
	TECHNOLOGY SERVICES - 0.9%
6,533	MAXIMUS, Inc.	616,977
34,985	Priority Technology Holdings, Inc.(a)	206,761
		823,738

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	TELECOMMUNICATIONS - 0.5%
149,627	8x8, Inc.(a)	$248,381
20,405	Ooma, Inc.(a),(b)	239,759
		488,140
	TRANSPORTATION & LOGISTICS - 9.3%
1,246	Allegiant Travel Company(a),(b)	110,433
64,486	Ardmore Shipping Corporation	833,158
32,785	Covenant Logistics Group, Inc., Class A	806,510
36,555	DHT Holdings, Inc.	523,833
34,730	Frontier Group Holdings, Inc.(a),(b)	161,147
10,977	GXO Logistics, Inc.(a)	621,188
9,564	Hub Group, Inc., Class A	455,055
12,437	Knight-Swift Transportation Holdings, Inc.	685,279
48,413	Marten Transport Ltd.	595,480
70,494	Proficient Auto Logistics, Inc.(a),(b)	710,580
107,063	Radiant Logistics, Inc.(a)	720,534
9,898	Scorpio Tankers, Inc.	629,711
25,563	Star Bulk Carriers Corporation	586,671
40,892	Sun Country Airlines Holdings, Inc.(a)	717,246
7,659	Teekay Tankers Ltd., Class A	494,159
		8,650,984

	TOTAL COMMON STOCKS (Cost $72,705,941)	89,554,727

	SHORT-TERM INVESTMENTS — 13.5%
	COLLATERAL FOR SECURITIES LOANED – 9.4%
8,718,283	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $8,718,283)(c),(d)	$8,718,283

	MONEY MARKET FUNDS - 4.2%
3,889,443	Fidelity Government Portfolio, Institutional, 3.57% (Cost $3,889,443)(c)	3,889,443

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,607,726)	12,607,726

	TOTAL INVESTMENTS – 109.6% (Cost $85,313,667)	$102,162,453
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%	(8,929,597)
	NET ASSETS - 100.0%	$93,232,856

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $8,445,767 at January 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $8,718,283 at January 31, 2026.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 4.1%
6,703	Axon Enterprise, Inc.(a)	$3,241,437
23,686	Howmet Aerospace, Inc.(b)	4,928,583
		8,170,020
	ASSET MANAGEMENT - 2.7%
54,188	Robinhood Markets, Inc., Class A(a),(b)	5,390,623

	BIOTECH & PHARMA - 3.8%
7,356	Eli Lilly & Company	7,629,275

	E-COMMERCE DISCRETIONARY - 11.9%
72,877	Amazon.com, Inc.(a)	17,439,466
2,892	MercadoLibre, Inc.(a)	6,211,409
		23,650,875
	ELECTRICAL EQUIPMENT - 1.5%
21,417	Amphenol Corporation, Class A	3,085,761

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
10,845	Coinbase Global, Inc., Class A(a)	2,111,955

	INTERNET MEDIA & SERVICES - 16.6%
21,668	Alphabet, Inc., Class C	7,335,268
20,821	Meta Platforms, Inc., Class A	14,918,247
76,208	Netflix, Inc.(a)	6,362,606
56,629	Uber Technologies, Inc.(a)	4,533,151
		33,149,272
	MEDICAL EQUIPMENT & DEVICES - 6.6%
38,661	Dexcom, Inc.(a)	2,823,799
10,513	Insulet Corporation(a)	2,689,331
14,919	Intuitive Surgical, Inc.(a)	7,522,459
		13,035,589
	SEMICONDUCTORS - 13.1%
28,002	Advanced Micro Devices, Inc.(a)	6,628,913
6,331	Broadcom, Inc.	2,097,460

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SEMICONDUCTORS - 13.1% (Continued)
91,309	NVIDIA Corporation	$17,451,890
		26,178,263
	SOFTWARE - 26.4%
15,076	Cadence Design Systems, Inc.(a)	4,467,923
13,639	Crowdstrike Holdings, Inc., Class A(a)	6,020,323
5,598	Intuit, Inc.	2,792,954
30,181	Microsoft Corporation	12,986,582
18,026	Oracle Corporation	2,966,719
23,439	Palantir Technologies, Inc., Class A(a)	3,435,923
26,302	Palo Alto Networks, Inc.(a)	4,654,665
77,088	ServiceNow, Inc.(a)	9,020,067
49,018	Shopify, Inc., Class A(a)	6,432,632
		52,777,788
	TECHNOLOGY HARDWARE - 4.0%
38,134	Arista Networks, Inc.(a)	5,405,114
19,873	Credo Technology Group Holding Ltd.(a)	2,489,689
		7,894,803
	TECHNOLOGY SERVICES - 6.1%
22,618	Mastercard, Inc., Class A	12,186,352

	TOTAL COMMON STOCKS (Cost $110,283,403)	195,260,576

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.3%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
2,257,828	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $2,257,828)(c), (d)	2,257,828

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.3% (Continued)
	MONEY MARKET FUND - 2.2%
4,331,203	STIT - Treasury Obligations Portfolio, 3.56% (Cost $4,331,202) (d)	$4,331,202
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,589,030)	6,589,030

	TOTAL INVESTMENTS - 101.2% (Cost $116,872,433)	$201,849,606
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(2,437,170)
	NET ASSETS - 100.0%	$199,412,436

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,200,584 at January 31, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $2,257,828 at January 31, 2026

(d)	Rate disclosed is the seven day effective yield as of January 31, 2026.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 4.4%
5,111	ATI, Inc.(a)	$614,853
15,459	Hexcel Corporation(c)	1,280,160
2,014	Huntington Ingalls Industries, Inc.	846,907
9,927	Mercury Systems, Inc.(a)	931,947
		3,673,867
	APPAREL & TEXTILE PRODUCTS - 1.1%
14,074	Birkenstock Holding plc(a)	531,434
33,414	Canada Goose Holdings, Inc.(a),(c)	406,314
		937,748
	BANKING - 3.8%
58,413	Fulton Financial Corporation(c)	1,206,229
19,636	Glacier Bancorp, Inc.(c)	995,152
27,621	Seacoast Banking Corporation of Florida	923,646
		3,125,027
	BEVERAGES - 1.0%
15,051	Vita Coco Company, Inc. (The)(a)	802,971

	BIOTECH & PHARMA - 3.8%
5,813	Arcellx, Inc.(a),(c)	397,086
11,424	Cogent Biosciences, Inc.(a),(c)	410,236
5,629	GRAIL, Inc.(a)	550,629
15,316	Olema Pharmaceuticals, Inc.(a)	393,928
39,759	Roivant Sciences Ltd.(a)	859,589
5,419	Structure Therapeutics, Inc. - ADR(a)	479,311
		3,090,779
	CHEMICALS - 0.5%
4,679	Sensient Technologies Corporation	442,259

	CONSTRUCTION MATERIALS - 1.4%
7,172	Advanced Drainage Systems, Inc.(c)	1,090,431

	CONSUMER SERVICES - 1.1%
33,293	Universal Technical Institute, Inc.(a)	926,544

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	E-COMMERCE DISCRETIONARY - 0.4%
10,032	Global-e Online Ltd.(a)	$366,670

	ELECTRICAL EQUIPMENT - 11.3%
4,413	Advanced Energy Industries, Inc.	1,126,903
7,079	Belden, Inc.	831,853
5,106	BWX Technologies, Inc.	1,048,926
5,773	Camtek Ltd.(a),(c)	845,918
5,203	ESCO Technologies, Inc.	1,187,168
76,089	Mirion Technologies, Inc.(a)	1,890,050
3,422	Modine Manufacturing Company(a)	631,907
14,404	nLight, Inc.(a)	656,966
2,464	Powell Industries, Inc.	1,093,006
		9,312,697
	ENGINEERING & CONSTRUCTION - 3.4%
1,687	Comfort Systems USA, Inc.	1,926,723
1,380	Installed Building Products, Inc.(c)	397,633
1,292	Sterling Infrastructure, Inc.(a)	462,420
		2,786,776
	HEALTH CARE FACILITIES & SERVICES - 2.4%
6,009	Addus HomeCare Corporation(a)	621,811
11,692	RadNet, Inc.(a)	819,610
33,970	Surgery Partners, Inc.(a),(c)	504,794
		1,946,215
	HOME CONSTRUCTION - 3.4%
2,217	Cavco Industries, Inc.(a)	1,090,809
17,138	Century Communities, Inc.	1,079,351
7,237	Champion Homes, Inc.(a)	567,236
		2,737,396
	HOUSEHOLD PRODUCTS - 1.6%
4,254	elf Beauty, Inc.(a)	361,547
9,814	Interparfums, Inc.	957,552
		1,319,099
	INDUSTRIAL INTERMEDIATE PROD - 2.8%
7,637	AZZ, Inc.	949,202

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 2.8% (Continued)
1,992	Valmont Industries, Inc.	$887,556
8,715	Xometry, Inc., Class A(a),(c)	497,888
		2,334,646
	INDUSTRIAL SUPPORT SERVICES - 3.6%
3,341	Applied Industrial Technologies, Inc.	870,030
7,647	Herc Holdings, Inc.	1,096,121
6,752	SiteOne Landscape Supply, Inc.(a)	969,182
		2,935,333
	INSTITUTIONAL FINANCIAL SERVICES - 5.1%
2,534	Evercore, Inc., Class A	895,186
4,765	Houlihan Lokey, Inc.	802,045
13,733	Moelis & Company, Class A	984,244
28,834	Perella Weinberg Partners(c)	643,287
8,285	Tradeweb Markets, Inc., Class A	853,935
		4,178,697
	LEISURE FACILITIES & SERVICES - 3.1%
64,030	Lindblad Expeditions Holdings, Inc.(a)	1,067,381
40,772	OneSpaWorld Holdings Ltd.	801,170
3,957	Shake Shack, Inc., Class A(a),(c)	350,471
1,870	Texas Roadhouse, Inc.	336,338
		2,555,360
	MACHINERY - 3.4%
15,704	CECO Environmental Corporation(a)	1,058,921
12,942	Flowserve Corporation	1,011,417
4,257	MSA Safety, Inc.	754,128
		2,824,466
	MEDICAL EQUIPMENT & DEVICES - 7.4%
26,061	Adaptive Biotechnologies Corporation(a),(c)	482,129
25,063	Alphatec Holdings, Inc.(a)	371,684
89,417	AngioDynamics, Inc.(a)	926,359
11,720	Establishment Labs Holdings, Inc.(a),(c)	798,718
3,342	Glaukos Corporation(a)	398,968
3,756	Guardant Health, Inc.(a)	428,334
16,148	Omnicell, Inc.(a)	783,178

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.4% (Continued)
57,455	Quanterix Corporation(a)	$364,265
5,477	Repligen Corporation(a)	818,099
46,465	SI-BONE, Inc.(a)	770,390
		6,142,124
	METALS & MINING - 1.1%
1,554	Centrus Energy Corporation, Class A(a),(c)	432,447
8,353	MP Materials Corporation(a),(c)	490,906
		923,353
	OIL & GAS PRODUCERS - 0.4%
1,441	Cheniere Energy, Inc.	304,800

	OIL & GAS SERVICES & EQUIPMENT - 1.1%
21,440	Kodiak Gas Services, Inc.	900,694

	RENEWABLE ENERGY - 1.4%
23,145	Fluence Energy, Inc.(a),(c)	712,173
46,862	Shoals Technologies Group, Inc., Class A(a)	442,377
		1,154,550
	RETAIL - CONSUMER STAPLES - 0.8%
5,990	Ollie’s Bargain Outlet Holdings, Inc.(a)	660,757

	RETAIL - DISCRETIONARY - 1.9%
3,746	Boot Barn Holdings, Inc.(a),(c)	668,586
34,897	National Vision Holdings, Inc.(a)	919,536
		1,588,122
	SEMICONDUCTORS - 8.5%
14,523	Aehr Test Systems(a)	372,370
24,245	Allegro MicroSystems, Inc.(a)	894,883
12,130	FormFactor, Inc.(a)	855,044
9,728	Lattice Semiconductor Corporation(a)	783,299
454	Monolithic Power Systems, Inc.	510,364
6,429	Onto Innovation, Inc.(a)	1,298,978
5,462	Semtech Corporation(a)	435,595
1,406	SiTime Corporation(a)	510,533

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 8.5% (Continued)
9,936	SkyWater Technology, Inc.(a)	$314,574
7,354	Tower Semiconductor Ltd.(a)	990,804
		6,966,444
	SOFTWARE - 11.6%
58,969	Alignment Healthcare, Inc.(a)	1,328,571
10,101	BILL Holdings, Inc.(a)	436,060
10,574	CommVault Systems, Inc.(a)	906,192
14,931	DigitalOcean Holdings, Inc.(a),(c)	824,938
12,870	Dynatrace, Inc.(a)	490,218
15,287	JFrog Ltd.(a)	837,728
2,565	MongoDB, Inc.(a)	952,461
11,115	Oddity Tech Ltd., Class A(a),(c)	365,017
17,941	Privia Health Group, Inc.(a)	416,590
7,994	Procore Technologies, Inc.(a)	451,581
11,415	Q2 Holdings, Inc.(a)	699,169
27,504	UiPath, Inc., Class A(a),(c)	346,275
26,331	Vertex, Inc., Class A(a)	488,440
11,173	Wix.com Ltd.(a)	970,263
		9,513,503
	TECHNOLOGY HARDWARE - 3.7%
2,040	Fabrinet(a)	998,458
27,031	IMAX Corporation(a)	943,652
1,518	Teledyne Technologies Incorporated(a)	941,615
13,150	Velo3D, Inc.(a)	173,186
		3,056,911
	TECHNOLOGY SERVICES - 1.6%
29,421	Core Scientific, Inc.(a)	529,283
5,744	Figure Technology Solutions, Inc.(a),(c)	326,719
6,937	Globant SA(a),(c)	463,947
		1,319,949

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.1%
2,614	Saia, Inc.(a),(c)	$875,350

	TOTAL COMMON STOCKS (Cost $58,612,430)	80,793,538

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.9%
	COLLATERAL FOR SECURITIES LOANED - 16.2%
13,350,674	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $13,350,674)(b),(d)	13,350,674

	MONEY MARKET FUND - 1.7%
1,380,383	Fidelity Investments Money Market Funds, Class I, 3.57% (Cost $1,380,383)(b)	1,380,383

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,731,057)	14,731,057

	TOTAL INVESTMENTS - 116.1% (Cost $73,343,487)	$95,524,595
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.1)%	(13,251,076)
	NET ASSETS - 100.0%	$82,273,519

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $12,813,439 at January 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $13,350,674 at January 31, 2026.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	CLOSED END FUNDS — 1.0%
	MIXED ALLOCATION - 1.0%
128,764	Vietnam Enterprise Investments Ltd.(a)	$1,425,072

	TOTAL CLOSED END FUNDS (Cost $803,103)	1,425,072

	COMMON STOCKS — 97.2%
	AEROSPACE & DEFENSE - 2.8%
411,681	Bharat Electronics Ltd.	2,017,817
2,420	Hanwha Aerospace Company Ltd.	2,163,364
		4,181,181
	ASSET MANAGEMENT - 3.6%
107,157	360 ONE WAM Ltd.	1,326,181
14,000	Futu Holdings Ltd. - ADR(a)	2,275,980
4,446	SK Square Company Ltd.(a)	1,728,349
		5,330,510
	BANKING - 14.5%
302,802	Abu Dhabi Islamic Bank PJSC	2,008,228
155,750	Bank of the Philippine Islands	327,783
31,589	Bank Polska Kasa Opieki S.A.	1,921,234
253,214	BDO Unibank, Inc.	579,962
191,468	Commercial International Bank - Egypt (CIB)	545,745
4,640	Credicorp Ltd. (b)	1,655,691
389,450	FirstRand Ltd.	2,221,291
367,818	Haci Omer Sabanci Holding A/S	925,469
82,178	HDFC Bank Ltd. - ADR	2,660,923
94,184	HDFC Bank Ltd.	955,427
25,161	KB Financial Group, Inc.	2,338,754
10,089	OTP Bank Nyrt	1,269,569
1,909,900	Public Bank Bhd	2,361,284
64,071	Saudi National Bank (The)	766,317
45,632	Woori Financial Group, Inc.	947,964
		21,485,641
	BEVERAGES - 0.4%
19,800	Heineken Malaysia Bhd	120,080

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	BEVERAGES - 0.4% (Continued)
90,548	Varun Beverages Ltd.	$465,329
		585,409
	E-COMMERCE DISCRETIONARY - 4.1%
286,541	Alibaba Group Holding Ltd.	6,095,708

	ENGINEERING & CONSTRUCTION - 4.8%
826,900	Gamuda Bhd	929,972
292,023	Indus Towers Ltd.(a)	1,421,179
37,915	Larsen & Toubro Ltd.	1,627,573
14,740	Samsung C&T Corporation	3,051,357
		7,030,081
	GAS & WATER UTILITIES - 1.1%
4,016	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	107,860
54,184	Cia de Saneamento Basico do Estado de Sao Paulo (b)	1,453,929
		1,561,789
	HEALTH CARE FACILITIES & SERVICES - 1.3%
178,124	Max Healthcare Institute Ltd.	1,860,882

	HOME CONSTRUCTION - 0.8%
624,748	Talaat Moustafa Group	1,150,840

	HOUSEHOLD PRODUCTS - 0.5%
65,700	Mao Geping Cosmetics Company Ltd. (c)	728,652

	INDUSTRIAL INTERMEDIATE PROD - 1.3%
14,673	Metlen Energy & Metals plc(a)	799,110
127,400	Neway Valve Suzhou Company Ltd.	1,109,037
		1,908,147
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
158,800	Banco BTG Pactual S.A.	1,804,195
26,000	Hong Kong Exchanges & Clearing Ltd.	1,433,398
		3,237,593

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	INSURANCE - 1.6%
201,400	AIA Group Ltd.	$2,323,631

	INTERNET MEDIA & SERVICES - 6.1%
22,939	Naspers Ltd.	1,404,398
83,400	Tencent Holdings Ltd.	6,410,226
69,500	Tencent Music Entertainment Group - ADR	1,166,210
		8,980,834
	LEISURE FACILITIES & SERVICES - 1.2%
377,479	Lemon Tree Hotels Ltd. (a),(c)	532,289
59,942	OPAP S.A.	1,208,508
		1,740,797
	MACHINERY - 0.8%
790,000	Sany Heavy Equipment International Holdings	1,213,660

	METALS & MINING - 7.6%
26,900	Aura Minerals, Inc.	1,713,261
2,670,000	CGN Mining Company Ltd.	1,742,574
277,200	Chifeng Jilong Gold Mining Company Ltd.	1,320,726
29,320	Gold Fields Ltd.	1,449,962
264,200	Grupo Mexico S.A.B. de C.V., Class B	2,915,681
388,000	Zijin Mining Group Company Ltd., H Shares	2,023,025
		11,165,229
	OIL & GAS PRODUCERS - 2.3%
376,189	Gazprom PJSC(a),(d),(e)	—
1,028,000	PetroChina Company Ltd., H Shares	1,221,213
77,700	Petroleo Brasileiro S.A. - ADR	1,191,918
17,800	Vista Energy S.A.B. de C.V. - ADR(a)	1,076,722
		3,489,853
	REAL ESTATE OWNERS & DEVELOPERS - 1.8%
233,500	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,325,559
325,015	Emaar Properties PJSC	1,329,537
		2,655,096

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	RENEWABLE ENERGY - 1.5%
41,700	Contemporary Amperex Technology Company Ltd.	$2,103,184

	RETAIL - CONSUMER STAPLES - 0.0%(f)
8,512	Magnit PJSC(a),(d),(e)	—

	RETAIL - DISCRETIONARY - 0.6%
162	LPP S.A.	894,675

	SEMICONDUCTORS - 20.5%
241,000	ASE Technology Holding Company Ltd.	2,231,598
49,000	MediaTek, Inc.	2,707,131
9,402	SK Hynix, Inc.	5,829,774
356,608	Taiwan Semiconductor Manufacturing Company Ltd.	19,639,716
		30,408,219
	TECHNOLOGY HARDWARE - 11.5%
99,099	Accton Technology Corporation	3,450,897
50,000	Asia Vital Components Co., Ltd.	2,262,495
75,000	Delta Electronics, Inc.	2,850,672
76,414	Samsung Electronics Company Ltd.	8,383,403
		16,947,467
	TECHNOLOGY SERVICES - 0.9%
71,800	Infosys Ltd. – ADR (b)	1,262,244

	TELECOMMUNICATIONS - 1.7%
107,547	Bharti Airtel Ltd.	2,314,082
17,100	Vnet Group, Inc. - ADR(a),(b)	180,063
		2,494,145
	TRANSPORTATION EQUIPMENT - 1.7%
12,076	Eicher Motors Ltd.	938,957
3,789	HD Hyundai Heavy Industries Company Ltd.	1,497,700
		2,436,657

	TOTAL COMMON STOCKS (Cost $88,181,414)	143,272,124

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	PREFERRED STOCKS — 1.6%
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
47,566	Cyrela Brazil Realty S.A. Empreendimentos e(a)	$254,476

	TECHNOLOGY HARDWARE — 1.4%
25,479	Samsung Electronics Company Ltd.	2,049,545

	TOTAL PREFERRED STOCKS (Cost $1,274,517)	2,304,021

	SHORT-TERM INVESTMENTS — 2.4%
	COLLATERAL FOR SECURITIES LOANED – 1.7%
2,697,675	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $2,697,675) (g),(h)	2,697,675

	MONEY MARKET FUNDS - 0.7%
896,575	First American Government Obligations Fund, Class X, 3.61% (Cost 896,575)(g)	896,575
	TOTAL SHORT-TERM INVESTMENTS (COST $3,594,250)	3,594,250

	TOTAL INVESTMENTS - 102.2% (Cost $93,853,284)	$150,595,467
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(3,290,275)
	NET ASSETS - 100.0%	$147,305,192

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,570,281 at January 31, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 1,260,941 or 0.9% of net assets.

(d)	Illiquid security.

(e)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(h)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $2,697,675 at January 31, 2026.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4%
	AEROSPACE & DEFENSE - 2.7%
11,318	Airbus S.E.	$2,592,586
190	Dassault Aviation S.A.	72,270
130	Elbit Systems Ltd.	91,670
1,800	Embraer S.A.	33,140
2,185	Leonardo SpA	146,091
3,645	MTU Aero Engines A.G.	1,512,785
39,911	Rolls-Royce Holdings PLC	667,189
1,968	Safran S.A.	703,510
3,800	Singapore Technologies Engineering Ltd.	29,211
		5,848,452
	APPAREL & TEXTILE PRODUCTS - 0.2%
817	Adidas A.G.	144,931
58,400	Lao Feng Xiang Company Ltd., B Shares	201,831
		346,762
	ASSET MANAGEMENT - 1.9%
324	Futu Holdings Ltd. - ADR(a)	52,673
25,896	Investor A.B., B Shares	998,479
458	SK Square Company Ltd.(a)	178,044
26,090	UBS Group A.G.	1,233,367
92,176	XP, Inc., Class A	1,798,354
		4,260,917
	AUTOMOTIVE - 2.2%
48,000	Denso Corporation	665,980
4,244	Hyundai Mobis Company Ltd.	1,316,891
1,761	Kia Corporation	186,079
45,510	Magna International, Inc.	2,327,381
4,752	Mercedes-Benz Group A.G.	324,939
		4,821,270
	BANKING - 16.3%
2,920	ABN AMRO Bank N.V. (c)	107,638
26,809	Abu Dhabi Commercial Bank PJSC	111,201
89,854	Abu Dhabi Islamic Bank PJSC	595,925
143,000	Agricultural Bank of China Ltd., H Shares	99,973
17,316	AIB Group plc	193,660

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	BANKING - 16.3% (Continued)
7,988	Al Rajhi Bank	$228,108
27,239	Alpha Bank S.A.	130,459
7,148	Banca Monte dei Paschi di Siena SpA	74,190
30,481	Banco Bilbao Vizcaya Argentaria S.A.	774,117
5,277	Banco BPM SpA	79,139
4,860	Banco de Chile - ADR	212,042
24,156	Banco de Sabadell S.A.	94,807
72,800	Banco do Brasil S.A.	347,813
6,089	Banco Santander Chile - ADR	214,455
85,730	Banco Santander S.A.	1,095,168
6,714	Bank Hapoalim BM	165,966
8,455	Bank Leumi Le-Israel BM	203,236
4,202,000	Bank of China Ltd., H Shares	2,509,346
229,387	Bank of Ireland Group PLC	4,662,956
3,358	Bankinter S.A.	57,350
131,942	Barclays PLC - ADR	1,931,100
31,712	BNK Financial Group, Inc.	362,892
42,074	BNP Paribas S.A.	4,551,905
325,500	BOC Hong Kong Holdings Ltd.	1,714,067
20,483	CaixaBank S.A.	270,518
475	Capitec Bank Holdings Ltd.	127,530
443,000	China Construction Bank Corporation, H Shares	447,307
116,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	86,568
339	Credicorp Ltd.	120,965
3,867	Danske Bank A/S	197,018
74,926	Emirates NBD Bank PJSC	634,499
1,178	Erste Group Bank A.G.	153,229
7,170	Eurobank S.A.	35,058
6,555	FinecoBank Banca Fineco SpA	173,864
20,336	First Abu Dhabi Bank PJSC	102,995
75,796	Grupo Cibest S.A.	1,712,321
12,700	Grupo Financiero Banorte SAB de CV	143,201
1	Haci Omer Sabanci Holding A/S	1

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	BANKING - 16.3% (Continued)
10,225	Hana Financial Group, Inc.	$705,538
753,100	Huaxia Bank Company Ltd.	686,862
1,266,000	Industrial & Commercial Bank of China Ltd., H Shares	1,050,135
26,445	ING Groep N.V.	780,288
110,337	Intesa Sanpaolo SpA	781,520
6,727	Israel Discount Bank Ltd., Class A	79,247
33,887	Itau Unibanco Holding S.A.	269,813
8,000	Japan Post Bank Company Ltd.	142,137
5,000	Kasikornbank PCL	29,782
12,641	KB Financial Group, Inc.	1,175,000
115,200	Krung Thai Bank PCL	103,095
676,503	Lloyds Banking Group PLC (b)	2,450,507
700	Mizrahi Tefahot Bank Ltd.	54,756
4,952	National Bank of Greece S.A.	87,470
1,218	OTP Bank Nyrt	153,269
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	117,052
17,423	Qatar National Bank QPSC	94,901
923	Santander Bank Polska S.A.	144,808
775,890	Sberbank of Russia PJSC (a),(d),(e)	—
24,500	SCB X PCL	105,183
2,831	Shinhan Financial Group Company Ltd.	164,309
3,214	Societe Generale S.A.	281,786
74,392	Turkiye Garanti Bankasi A/S	276,086
1	Turkiye Is Bankasi A/S	—
7,650	UniCredit SpA	667,009
256,972	VTB Bank PJSC (a),(d),(e)	—
2,347	Woori Financial Group, Inc.	48,757
		35,171,898
	BEVERAGES - 0.2%
17,500	Kirin Holdings Company Ltd.	272,073
13,600	Yakult Honsha Company Ltd.	219,769
		491,842

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	BIOTECH & PHARMA - 4.5%
82,600	Astellas Pharma, Inc.	$1,148,943
29,734	AstraZeneca PLC - ADR	2,916,732
18,700	Daiichi Sankyo Company Ltd.	342,573
5,298	Galderma Group A.G. (c)	987,606
3,025	Genmab A/S – ADR (a),(b)	184,015
4,500	Innovent Biologics, Inc. (a),(c)	46,710
100,000	Livzon Pharmaceutical Group, Inc.	376,336
5,502	Novartis A.G. - ADR	818,037
5,300	Otsuka Holdings Company Ltd.	317,298
3,600	Roche Holding A.G. – ADR (b)	204,300
16,700	Shenzhen Salubris Pharmaceuticals Company Ltd.	112,702
3,700	Shionogi & Company Ltd.	76,179
48,000	Sino Biopharmaceutical Ltd.	40,728
50,700	Takeda Pharmaceutical Company Ltd.	1,725,791
580	UCB S.A.	176,832
		9,474,782
	CHEMICALS - 2.4%
6,600	Asahi Kasei Corporation	64,026
412,169	Fertiglobe plc	304,268
267,000	Formosa Chemicals & Fibre Corporation	355,989
22,300	Hangzhou Oxygen Plant Group Co	99,962
401,700	Hengli Petrochemical Company Ltd.	1,507,431
29,800	Hubei Xingfa Chemicals Group Company Ltd.	173,928
178,600	Luxi Chemical Group Company Ltd.	502,361
120,400	Ningxia Baofeng Energy Group Company Ltd.	411,442
2,773	Nutrien Ltd. (b)	191,032
10,128	PhosAgro PJSC (a),(d),(e)	—
300,000	Rongsheng Petrochemical Company Ltd.	636,384
76,700	Satellite Chemical Company Ltd.	268,564
11,400	Shin-Etsu Chemical Company Ltd.	374,879
61,800	Yunnan Yuntianhua Company Ltd., Class A	339,532
		5,229,798
	COMMERCIAL SUPPORT SERVICES - 0.4%
7,938	Brambles Ltd.	123,233

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.4% (Continued)
618	Eurofins Scientific S.E.	$50,018
10,500	Recruit Holdings Company Ltd.	553,067
		726,318
	CONSTRUCTION MATERIALS - 0.9%
3,200	AGC, Inc.	118,077
85,663	Cemex S.A.B. de C.V. - ADR	1,069,074
207,900	Huaxin Cement Company Ltd., Class A	747,691
		1,934,842
	CONTAINERS & PACKAGING - 0.3%
9,363	CCL Industries, Inc., Class B	564,271

	DIVERSIFIED INDUSTRIALS - 0.0%(f)
1,408	Alfa Laval A.B.	81,549

	E-COMMERCE DISCRETIONARY - 0.1%
1,935	Sea Ltd. - ADR(a)	225,408

	ELECTRIC UTILITIES - 0.6%
3,600	Chubu Electric Power Company, Inc.	52,302
5,000	Kansai Electric Power Company, Inc. (The)	79,774
13,283	Korea Electric Power Corporation – ADR (b)	296,787
276,800	Tokyo Electric Power Company Holdings, Inc.(a)	1,039,733
		1,468,596
	ELECTRICAL EQUIPMENT - 3.4%
46,644	ABB Ltd.	4,008,989
7,000	Chroma ATE, Inc.	214,081
1,400	Daikin Industries Ltd.	167,760
28,600	Delta Electronics Thailand PCL	184,549
52,700	Guangzhou Shiyuan Electronic Technology Company	299,504
126	HD Hyundai Electric Company Ltd.	76,659
1,760	Kone OYJ, Class B	126,547
38,297	NARI Technology Company Ltd.	138,466
1,433	Prysmian SpA	169,817

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	ELECTRICAL EQUIPMENT - 3.4% (Continued)
2,676	Riyadh Cables Group Company	$93,138
4,269	Siemens Energy A.G.	727,726
264,600	TBEA Company Ltd.	1,029,452
		7,236,688
	ENGINEERING & CONSTRUCTION - 0.2%
867	ACS Actividades de Construccion y Servicios S.A.	97,324
2,476	Cellnex Telecom S.A. (c)	76,622
1	Enka Insaat ve Sanayi A/S	2
1,941	Ferrovial S.E.	131,172
7,700	Keppel Corp Ltd.	66,237
		371,357
	ENTERTAINMENT CONTENT - 1.5%
5,800	Bandai Namco Holdings, Inc.	150,501
7,600	Capcom Company Ltd.	193,713
123,256	Giant Network Group Company Ltd.	778,822
3,800	Konami Group Corporation	554,882
13,500	NetEase, Inc.	350,053
30,400	Nexon Company Ltd.	727,287
9,200	Toho Company Ltd.	468,257
		3,223,515
	FOOD - 0.8%
1,350,500	WH Group Ltd. (c)	1,593,707

	GAS & WATER UTILITIES - 0.1%
1,800	Osaka Gas Company Ltd.	67,576
1,700	Tokyo Gas Company Ltd.	75,421
		142,997
	HEALTH CARE FACILITIES & SERVICES - 2.0%
33,802	Asymchem Laboratories Tianjin Company Ltd.	481,440
6,776	Fresenius Medical Care A.G. & Company KGaA	305,205
12,625	Lonza Group A.G. - ADR	2,039,010
116,372	WuXi AppTec Co., Ltd. (c)	1,596,167
16,500	Wuxi Biologics Cayman, Inc. (a),(c)	78,083
		4,499,905

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	HOME & OFFICE PRODUCTS - 0.1%
1	Arcelik A/S (a)	$3
24,200	Haier Smart Home Company Ltd., H Shares	79,780
48,000	Hisense Home Appliances Group Company Ltd., H Shares	141,018
		220,801
	HOME CONSTRUCTION - 0.0%(f)
25	Hyosung Heavy Industries Corporation(a)	44,529

	HOUSEHOLD PRODUCTS - 0.1%
8,000	Kao Corporation	320,016

	INDUSTRIAL INTERMEDIATE PROD - 0.5%
906,000	China International Marine Containers Group	1,080,695
106	VAT Group A.G. (c)	68,551
		1,149,246
	INDUSTRIAL SUPPORT SERVICES - 0.3%
99,497	Han’s Laser Technology Industry Group Company Ltd.	690,098

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
30,000	B3 S.A. - Brasil Bolsa Balcao	92,283
27,800	China Galaxy Securities Company Ltd.	60,035
22,800	Hong Kong Exchanges & Clearing Ltd.	1,256,980
5,200	Japan Exchange Group, Inc.	56,743
4,005	London Stock Exchange Group plc – ADR (a),(b)	112,340
16,300	Nomura Holdings, Inc.	147,714
		1,726,095
	INSURANCE - 5.2%
6,653	Aegon Ltd.	52,283
181,400	AIA Group Ltd.	2,092,883
1,953	Allianz S.E.	860,390
23,994	Aviva PLC	209,175
39,000	China Life Insurance Company Ltd., H Shares	173,558
13,600	China Pacific Insurance Group Company Ltd., H Shares	68,500
830,000	China Reinsurance Group Corporation (c)	187,054
12,290	Generali	501,572

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	INSURANCE - 5.2% (Continued)
7,097	Hyundai Marine & Fire Insurance Company Ltd.(a)	$137,408
14,300	Japan Post Holdings Company Ltd.	172,067
11,900	MS&AD Insurance Group Holdings, Inc.	303,179
35,287	NN Group N.V.	2,798,540
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	2,010,340
1,143	Phoenix Holdings Ltd. (The)	55,474
18,000	PICC Property & Casualty Company Ltd., H Shares	37,263
3,318	Powszechny Zaklad Ubezpieczen S.A.	65,288
1,238	Samsung Fire & Marine Insurance Company Ltd.	427,919
31,900	Sompo Holdings, Inc.	1,100,042
		11,252,935
	INTERNET MEDIA & SERVICES - 0.8%
1,712	Kakao Corporation	72,264
748	NAVER Corporation	141,197
18,600	Tencent Holdings Ltd.	1,429,619
		1,643,080
	LEISURE FACILITIES & SERVICES - 0.5%
2,945	Aristocrat Leisure Ltd.	109,419
10,000	Galaxy Entertainment Group Ltd.	50,807
5,808	InterContinental Hotels Group PLC – ADR (b)	797,090
5,400	Oriental Land Company Ltd.	94,533
		1,051,849
	MACHINERY - 1.2%
7,700	FANUC Corporation	309,186
6,459	GEA Group AG	462,074
1,000	Keyence Corporation	366,856
17,800	Sany Heavy Industry Co.,Ltd, Class A	56,132
200	SMC Corporation	77,753
7,000	Techtronic Industries Company Ltd.	95,560
17,634	Wartsila OYJ Abp	715,250
327,600	XCMG Construction Machinery Company Ltd.	506,089
		2,588,900
	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,836	Alcon, Inc. (b)	229,622

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.2% (Continued)
43,800	FUJIFILM Holdings Corporation	$874,905
11,700	Hoya Corporation	1,962,719
4,944	Sonova Holding A.G.	1,353,178
27,400	Terumo Corporation	358,422
		4,778,846
	METALS & MINING - 7.8%
3,145	Agnico Eagle Mines Ltd.	599,123
34,311	Alamos Gold, Inc., Class A (b)	1,269,817
3,238	Anglo American plc	150,138
18,257	Anglogold Ashanti plc	1,692,868
1,612	Antofagasta plc	80,467
371,400	Baiyin Nonferrous Group Company Ltd.	703,630
10,799	Barrick Mining Corporation	493,621
5,916	Cia de Minas Buenaventura S.A.A - ADR	202,683
837	Endeavour Mining plc	47,640
9,404	Evolution Mining Ltd.	90,319
4,368	First Quantum Minerals Ltd.(a)	123,473
13,368	Franco-Nevada Corporation (b)	3,132,923
11,875	Gold Fields Ltd.	587,254
13,922	Grupo Mexico S.A.B. de C.V., Class B	153,642
700	Industrias Penoles S.A.B. de C.V.	40,583
3,500	JX Advanced Metals Corporation	—
8,114	Kinross Gold Corporation	255,523
8,070	Lundin Mining Corporation	203,583
378,500	MMC Norilsk Nickel PJSC (a),(d),(e)	—
78,400	Nanshan Aluminium International Holdings Ltd.	643,461
6,021	Northern Star Resources Ltd.	110,698
2,713	Pan American Silver Corporation	148,130
4,082	Rio Tinto Ltd.	425,330
6,797	Sibanye Stillwater Ltd. - ADR(a)	114,733
9,619	Teck Resources Ltd., Class B	516,261
10,000	Toyota Tsusho Corporation	364,188
11,000	Vale S.A.	175,920
359,900	Western Mining Company Ltd.	1,812,167

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	METALS & MINING - 7.8% (Continued)
11,469	Wheaton Precious Metals Corporation (b)	$1,512,417
79,453	Zhejiang Huayou Cobalt Company Ltd., Class A	815,384
92,300	Zhongjin Gold Corp Ltd.	466,537
54,000	Zijin Mining Group Company Ltd.	281,555
		17,214,068
	OIL & GAS PRODUCERS - 1.8%
80,970	BP PLC	513,393
1,214,000	China Petroleum & Chemical Corporation, H Shares	835,474
15,200	ENEOS Holdings, Inc.	128,467
4,213	Equinor ASA	113,243
334,920	Gazprom PJSC – ADR (a),(d),(e)	—
5,300	Inpex Corporation	118,741
24,250	LUKOIL PJSC (a),(d),(e)	—
2,192	ORLEN S.A.	66,622
1,184,100	PetroChina Company Ltd., H Shares	1,406,653
54,000	PTT PCL	58,135
4,541	Repsol S.A.	89,509
117,940	Rosneft Oil Company PJSC (a),(d),(e)	—
5,302	Saudi Aramco Base Oil Company	147,798
6,867	Suncor Energy, Inc.	363,745
6,830	Tatneft PJSC (a),(d),(e)	—
		3,841,780
	PUBLISHING & BROADCASTING - 0.0%(f)
7,110	Informa PLC	85,802

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
55,000	CK Asset Holdings Ltd.	322,195
33,223	Emaar Properties PJSC	135,905
2,400	Hongkong Land Holdings Ltd.	20,376
7,500	Sun Hung Kai Properties Ltd.	120,441
204,000	Wharf Real Estate Investment Company Ltd.	708,234
		1,307,151

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	REAL ESTATE SERVICES - 0.1%
1,491	FirstService Corporation	$231,493

	RENEWABLE ENERGY - 0.7%
371,000	Goldwind Science & Technology Company Ltd.	692,740
100,100	Hengdian Group DMEGC Magnetics Company Ltd.	290,770
5,304	Vestas Wind Systems A/S	160,773
111,000	Zhejiang Chint Electrics Company Ltd.	466,641
		1,610,924
	RETAIL - CONSUMER STAPLES - 0.3%
13,500	CK Hutchison Holdings Ltd.	108,854
1,643	Dollarama, Inc.	221,419
9,000	Pan Pacific International Holdings Corporation	53,284
6,459	Woolworths Group Ltd.	138,628
		522,185
	RETAIL - DISCRETIONARY - 1.6%
3,600	Fast Retailing Company Ltd.	1,373,501
64,176	H & M Hennes & Mauritz A.B., Class B	1,285,052
5,896	Industria de Diseno Textil S.A.	383,850
300	Jardine Matheson Holdings Ltd.	21,831
2,800	Ryohin Keikaku Company Ltd.	55,845
6,267	Wesfarmers Ltd.	361,562
		3,481,641
	SEMICONDUCTORS - 13.1%
8,810	Advantest Corporation	1,457,242
230	ASM International N.V.	193,261
2,987	ASML Holding N.V.	4,285,275
5,000	Hon Precision, Inc.	593,411
6,972	Infineon Technologies A.G.	340,984
40,400	Kioxia Holdings Corporation (a)	5,526,099
12,500	Lasertec Corporation	2,871,681
7,000	MediaTek, Inc.	386,733
11,773	Piotech, Inc.	596,328
3,018	Silicon Motion Technology Corporation - ADR	358,931
2,672	SK Hynix, Inc.	1,656,792

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	SEMICONDUCTORS - 13.1% (Continued)
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	$9,252,378
2,500	Tokyo Electron Ltd.	666,139
		28,185,254
	SOFTWARE - 1.6%
272	CyberArk Software Ltd.(a)	117,186
3,652	Dassault Systemes S.E.	100,499
2,408	Descartes Systems Group, Inc. (The)(a)	179,913
1,427	Neste OYJ	36,487
6,500	Obic Company Ltd.	180,658
5,200	Oracle Corp Japan	351,854
16,738	Sage Group plc (The)	684,431
4,707	SAP S.E.	940,793
5,082	Shopify, Inc., Class A(a)	666,875
2,800	TIS, Inc.	81,475
1,785	Wix.com Ltd.(a),(b)	155,009
814	Xero Ltd.(a)	53,055
		3,548,235
	SPECIALTY FINANCE - 0.5%
7,300	ORIX Corporation	222,468
20,481	Samsung Card Company Ltd.	801,814
		1,024,282
	TECHNOLOGY HARDWARE - 7.1%
3,000	Accton Technology Corporation	104,468
70,790	Anker Innovations Technology Company Ltd.	1,014,185
10,100	Brother Industries Ltd.	205,912
18,800	Canon, Inc.	572,244
659	Celestica, Inc.(a)	185,185
12,000	Delta Electronics, Inc.	456,108
1,400	Fujikura Ltd.	175,959
154,808	Hisense Visual Technology Company Ltd.	553,358
211,000	Hon Hai Precision Industry Company Ltd.	1,452,658
1,133,307	IRICO Display Devices Company Ltd.(a)	1,096,418
5,600	Kyocera Corporation	84,015
121,659	LG Display Company Ltd. - ADR(a)	482,986

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TECHNOLOGY HARDWARE - 7.1% (Continued)
538	LG Electronics, Inc.	$36,632
449	LG Innotek Company Ltd.	75,713
6,662	Logitech International S.A. (b)	571,866
44,812	Luxshare Precision Industry Company Ltd.	332,169
6,200	Nintendo Company Ltd.	383,934
23,761	Nokia OYJ	153,121
44,016	Samsung Electronics Company Ltd.	4,963,867
3,400	Shenzhen Longsys Electronics Company Ltd.(a)	162,972
16,100	Suzhou Dongshan Precision Manufacturing Company	179,503
36,500	TDK Corporation	470,962
14,277	Telefonaktiebolaget LM Ericsson, Class B	154,613
16,400	Universal Scientific Industrial Shanghai Company	79,761
7,000	Wiwynn Corporation	781,491
111,600	Zhejiang Crystal-Optech Company Ltd.	382,495
55,000	Zhen Ding Technology Holding Ltd.	337,582
		15,450,177
	TECHNOLOGY SERVICES - 0.8%
1,234	CGI, Inc.	105,853
4,480	Experian PLC	169,678
18,100	Nomura Research Institute Ltd.	550,602
32,700	Otsuka Corp.	648,317
5,922	RELX PLC	211,628
1,157	Wolters Kluwer N.V.	108,702
		1,794,780
	TELECOMMUNICATIONS - 2.0%
5,300	Advanced Info Service PCL	58,621
31,975	BT Group PLC	84,047
28,576	Deutsche Telekom A.G.	959,454
45,000	KDDI Corporation	759,769
745,700	Maxis Bhd	723,878
585,800	NTT, Inc.	588,651
11,809	Rogers Communications Inc, Class B	445,776
47,500	Singapore Telecommunications Ltd.	171,399
21,700	Telefonica Brasil S.A.	153,966

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TELECOMMUNICATIONS - 2.0% (Continued)
17,151	Telstra Group Ltd.	$58,273
245,517	Vodafone Group plc	361,578
		4,365,412
	TOBACCO & CANNABIS - 0.0%(f)
361	KT&G Corporation	38,331

	TRANSPORTATION & LOGISTICS - 2.7%
24,800	Airports of Thailand Public Co., Ltd.	39,484
21,600	ANA Holdings, Inc.	419,357
15,349	Canadian National Railway Company (b)	1,476,880
30,500	Central Japan Railway Company	850,881
770,200	China Southern Airlines Company Ltd.(a)	797,832
10,700	East Japan Railway Company	268,612
18,200	Hankyu Hanshin Holdings, Inc.	508,193
58,730	International Container Terminal Services, Inc.	642,835
6,650	Poste Italiane SpA (c)	175,239
42,000	Tokyu Corporation	473,702
15,743	Transurban Group	152,295
1	Turk Hava Yollari AO	7
		5,805,317
	TRANSPORTATION EQUIPMENT - 2.7%
225,714	China CSSC Holdings Ltd.	1,088,995
2,259	HD Hyundai Heavy Industries Company Ltd.	892,928
7,161	HD Korea Shipbuilding & Offshore Engineering Company	2,036,960
2,520	Kongsberg Gruppen ASA	86,567
530,000	Weichai Power Company Ltd., H Shares	1,808,029
		5,913,479
	WHOLESALE - DISCRETIONARY - 0.6%
298,500	CITIC Metal Company Ltd.	636,012
21,400	Pop Mart International Group Ltd. (c)	611,748
		1,247,760

	TOTAL COMMON STOCKS (Cost $155,263,135)	208,849,340

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
11,617	iShares Core MSCI EAFE ETF (Cost $1,042,003)	$1,092,579

	PREFERRED STOCKS — 2.4%
	AUTOMOTIVE — 0.1%
2,443	Volkswagen A.G.	296,500

	BANKING — 0.6%
27,900	Banco Bradesco S.A.	112,716
44,474	Grupo Cibest S.A.	910,300
30,076	Itau Unibanco Holding S.A.	258,624
		1,281,640

	BIOTECH & PHARMA — 0.1%
22,988	Grifols S.A.	213,180

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
110,420	Mirae Asset Securities Company Ltd.	1,217,378

	INSURANCE — 0.3%
2,556	Samsung Fire & Marine Insurance Company Ltd.	660,990

	TECHNOLOGY HARDWARE — 0.7%
19,632	Samsung Electronics Company Ltd.	1,579,209

	TOTAL PREFERRED STOCKS (Cost $2,832,305)	5,248,897

Shares		Expiration Date	Exercise Price	Fair Value
	Warrants – 0.00% (f)
	Software – 0.00% (f)
108	Constellation Software Inc (Canada) (cost $0)	04/02/2040	$0.00	$—

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	COLLATERAL FOR SECURITIES LOANED – 3.8
8,186,694	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $8,186,694)(g),(h)	8,186,694

	MONEY MARKET FUNDS - 0.1%
315,066	Fidelity Government Portfolio, Institutional, 3.57% (Cost $315,066)(g)	315,066
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,501,760)	8,501,760

	TOTAL INVESTMENTS – 103.2% (Cost $167,639,203)	$223,692,576
	LIABILITIES IN EXCESS OF OTHER ASSETS- (3.2%)	(6,854,127)
	NET ASSETS - 100.0%	$216,838,449

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S/A	- Société Anonyme

TAS	- Turkish Accounting Standards

USB	- US Bank

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,485,435 at January 31, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of 144A securities is 5,529,125 or 2.5% of net assets.

(d)	Illiquid Security

(e)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(h)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $8,186,694 at January 31, 2026.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 20.8%
	COMMODITY - 17.0%
601,900	iShares GSCI Commodity Dynamic Roll Strategy ETF (a)	$16,506,566

	EQUITY - 3.8%
34,100	Franklin FTSE Japan ETF (a)	1,247,378
100	Franklin FTSE United Kingdom ETF	3,537
6,000	Invesco Nasdaq 100 ETF	1,536,300
400	SPDR EURO STOXX 50 ETF (a)	26,720
1,230	SPDR S&P 500 ETF	851,123
		3,665,058

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,570,581)	20,171,624

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 16.1%
	BANKING — 1.5%
1,500,000	Oesterreichische Kontrollbank A.G.	0.5000	02/02/26	1,500,000

	BIOTECH & PHARMA — 1.8%
1,750,000	Bristol-Myers Squibb Company	6.8000	11/15/26	1,785,695

	E-COMMERCE DISCRETIONARY — 3.1%
3,000,000	Amazon.com, Inc.	3.1500	08/22/27	2,980,419

	GOVERNMENT GUARANTEED — 2.0%
2,000,000	Nederlandse Financierings-Maatschappij voor	0.8750	06/15/26	1,980,122

	LOCAL AUTHORITY — 1.3%
1,300,000	Province of Manitoba Canada	2.1250	06/22/26	1,291,328

	SPECIALTY FINANCE — 2.1%
2,000,000	Korea Housing Finance Corporation(b)	5.3750	11/15/26	2,023,402

	SUPRANATIONAL — 0.3%
247,000	International Bank for Reconstruction & Development	4.7500	04/10/26	247,431

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	TECHNOLOGY HARDWARE — 3.2%
2,000,000	Apple, Inc.	3.3500	02/09/27	$1,994,233
1,000,000	Cisco Systems, Inc.	2.5000	09/20/26	992,311
				2,986,544
	TECHNOLOGY SERVICES — 0.8%
750,000	IBM International Capital Pte Ltd.	4.7000	02/05/26	750,052

	TOTAL CORPORATE BONDS (Cost $15,542,495)			15,544,993

	NON U.S. GOVERNMENT & AGENCIES — 11.8%
	LOCAL AUTHORITY — 5.1%
3,000,000	Province of British Columbia Canada	2.2500	06/02/26	2,984,328
2,000,000	Province of Ontario Canada	2.5000	04/27/26	1,993,939
				4,978,267
	SUPRANATIONAL — 6.7%
2,000,000	Asian Development Bank	1.0000	04/14/26	1,988,929
1,500,000	Asian Development Bank	2.6250	01/12/27	1,484,018
3,000,000	Central American Bank for Economic Integration	5.0000	02/09/26	3,000,437
				6,473,384
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $11,443,168)			11,451,651

	U.S. GOVERNMENT & AGENCIES — 34.3%
	U.S. TREASURY NOTES — 34.3%
3,500,000	United States Treasury Note	0.5000	02/28/26	3,491,873
4,000,000	United States Treasury Note	2.2500	03/31/26	3,991,094
2,000,000	United States Treasury Note	3.7500	04/15/26	2,000,361
4,000,000	United States Treasury Note	0.7500	04/30/26	3,972,737

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.3% (Continued)
	U.S. TREASURY NOTES — 34.3% (Continued)
4,000,000	United States Treasury Note	1.6250	05/15/26	$3,977,466
3,500,000	United States Treasury Note	0.7500	08/31/26	3,443,154
3,000,000	United States Treasury Note	0.8750	09/30/26	2,947,001
3,500,000	United States Treasury Note	1.1250	10/31/26	3,436,380
3,000,000	United States Treasury Note	1.2500	11/30/26	2,943,660
3,000,000	United States Treasury Note	1.2500	12/31/26	2,938,621
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,094,882)			33,142,347

Shares
	SHORT-TERM INVESTMENTS — 13.7%
	COLLATERAL FOR SECURITIES LOANED - 2.1%
2,017,537	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $2,017,537)(c),(d)	2,017,537

	MONEY MARKET FUNDS - 11.6%
11,280,055	MSILF Government Portfolio, Institutional Class, 3.62% (Cost $11,280,055)(c)	11,280,055
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,297,592)	13,297,592

	TOTAL INVESTMENTS – 96.7% (Cost $90,948,718)	$93,608,207
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%	3,173,315
	NET ASSETS - 100.0%	$96,781,522

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	$348,288	$2,675
29	Eurex 10 Year Euro BUND Future	03/09/2026	4,408,124	(13,264)
14	Eurex EURO STOXX 50 Future	03/23/2026	988,070	(9,851)
30	Euro BONO Futures on long-term Spanish government	03/09/2026	4,380,811	7,348
61	Euro-BTP Italian Bond Futures	03/09/2026	8,761,516	35,095
61	French Government Bond Futures	03/09/2026	8,820,837	59,012
7	FTSE 100 Index Future	03/23/2026	975,992	1,970
71	Long Gilt Future	03/30/2026	8,826,302	(29,396)
4	TSE TOPIX (Tokyo Price Index) Future	03/13/2026	924,516	(9,979)
	TOTAL LONG FUTURES CONTRACTS			$43,610

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
14	CBOT 10 Year US Treasury Note	03/23/2026	$1,565,594	$(656)
1	CME E-Mini NASDAQ 100 Index Future	03/23/2026	513,400	7,685
	TOTAL SHORT FUTURES CONTRACTS			$7,029

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,950,587 at January 31, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 2,023,402 or 2.1% of net assets.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $2,017,537 at January 31, 2026.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(l)	$5,700
	TOTAL COMMON STOCKS (Cost $57,730)	5,700

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.7%
	BANKING — 0.7%
85,570	Citigroup, Inc.(b)		—		2,146,951

	TOTAL PREFERRED STOCKS (Cost $2,139,250)				2,146,951

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.4%
	ASSET MANAGEMENT — 2.7%
2,450,000	CI Financial Corporation(c)		7.5000	05/30/29	2,609,254
3,695,000	Drawbridge Special Opportunities Fund, L.P. /(c)		5.9500	09/17/30	3,527,242
2,465,000	UBS Group A.G.(c),(d)	USISSO05 + 3.321%	7.0000	07/08/74	2,501,006
					8,637,502
	AUTOMOTIVE — 1.5%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,447,880
2,195,000	General Motors Company		5.3500	04/15/28	2,251,082
					4,698,962
	BANKING — 3.5%
3,590,000	Barclays plc(d),(f)	USISSO05 + 3.686%	7.6250	09/15/73	3,870,791
2,005,000	JPMorgan Chase & Company(e)	US0003M + 0.550%	4.6700	02/01/27	1,999,953
4,615,000	Societe Generale S.A.(c)		5.2500	02/19/27	4,670,378
795,000	Wells Fargo & Company		5.9500	12/01/86	837,915
					11,379,037
	CHEMICALS — 1.2%
3,615,000	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	1,540,388
85,000	Braskem Netherlands Finance BV(c)		8.0000	10/15/34	34,425

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.4% (Continued)
	CHEMICALS — 1.2% (Continued)
2,520,000	FMC Corporation(d),(f)	H15T5Y + 4.366%	8.4500	11/01/55	$2,022,816
					3,597,629
	COMMERCIAL SUPPORT SERVICES — 0.2%
725,000	RR Donnelley & Sons Company(c)		9.5000	08/01/29	755,069

	CONSUMER SERVICES — 0.7%
2,300,000	Grand Canyon University		5.1250	10/01/28	2,305,805

	E-COMMERCE DISCRETIONARY — 1.4%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	2,025,710
2,010,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	2,253,827
					4,279,537
	ELECTRIC UTILITIES — 2.6%
2,895,000	Dominion Energy, Inc.(d)	H15T5Y + 2.207%	6.6250	05/15/55	2,977,762
5,075,000	Vistra Operations Company, LLC(c)		4.3000	10/15/28	5,078,020
					8,055,782
	ENGINEERING & CONSTRUCTION — 0.8%
2,345,000	IHS Holding Ltd.(c)		5.6250	11/29/26	2,337,619

	ENTERTAINMENT CONTENT — 2.0%
2,700,000	Discovery Communications, LLC		3.9500	03/20/28	2,654,263
2,064,000	Paramount Global		7.8750	07/30/30	2,219,713
1,560,000	Paramount Global		6.8750	04/30/36	1,524,461
					6,398,437
	FOOD — 0.4%
1,205,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,255,707

	HEALTH CARE FACILITIES & SERVICES — 0.8%
2,950,000	Centene Corporation		3.0000	10/15/30	2,644,082

	INSTITUTIONAL FINANCIAL SERVICES — 2.7%
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	1,046,250
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,653,521
3,315,000	Jefferies Financial Group, Inc.		5.5000	02/15/36	3,276,618

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.7% (Continued)
1,735,000	State Street Corporation(e)	TSFR3M + 1.262%	4.9850	06/15/47	$1,569,434
					8,545,823
	INSURANCE — 2.2%
385,000	Farmers Exchange Capital(c)		7.0500	07/15/28	403,382
1,130,000	Farmers Insurance Exchange(c),(d)	H15T10Y + 3.864%	7.0000	10/15/64	1,155,580
3,835,000	Ohio National Financial Services, Inc.(c)		6.8000	01/24/30	3,916,926
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,354,161
					6,830,049
	LEISURE FACILITIES & SERVICES — 1.9%
2,199,000	Flutter Treasury DAC(c)		6.3750	04/29/29	2,268,834
3,100,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.(c),(f)		4.6250	04/06/31	2,658,913
1,000,000	Voyager Parent, LLC(c)		9.2500	07/01/32	1,062,714
					5,990,461
	METALS & MINING — 0.9%
1,445,000	First Quantum Minerals Ltd.(c)		8.0000	03/01/33	1,553,720
1,340,000	First Quantum Minerals Ltd.(c)		7.2500	02/15/34	1,408,647
					2,962,367
	OIL & GAS PRODUCERS — 2.1%
3,000,000	Hess Corporation		6.0000	01/15/40	3,242,696
3,075,000	Venture Global LNG, Inc.(c),(f)		9.8750	02/01/32	3,253,239
					6,495,935
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
2,700,000	Scentre Group Trust 2(c),(d)	H15T5Y + 4.685%	5.1250	09/24/80	2,719,734

	SEMICONDUCTORS — 0.8%
2,375,000	Foundry JV Holdco, LLC(c)		6.1000	01/24/36	2,504,494

	SOFTWARE — 0.7%
1,585,000	Oracle Corporation (f)		4.4500	09/26/30	1,547,528
845,000	Oracle Corporation		5.9500	09/26/55	746,988
					2,294,516
	SPECIALTY FINANCE — 2.4%
2,930,000	AerCap Ireland Capital DAC / AerCap Global(d)	H15T5Y + 2.441%	6.5000	01/31/56	3,014,237
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(d)	H15T5Y + 2.720%	6.9500	03/10/55	2,106,016

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.4% (Continued)
	SPECIALTY FINANCE — 2.4% (Continued)
2,320,000	Avolon Holdings Funding Ltd.(c)		4.9500	01/15/28	$2,349,347
					7,469,600
	TELECOMMUNICATIONS — 2.0%
828,000	Frontier Communications Corporation(c)		6.7500	05/01/29	832,056
4,857,000	Frontier Communications Holdings, LLC(c)		6.0000	01/15/30	4,904,253
418,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	421,789
					6,158,098
	TOTAL CORPORATE BONDS (Cost $110,254,654)				108,316,245

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.8%
	HIGHER EDUCATION — 0.8%
2,405,000	Maricopa County Industrial Development Authority(c)		7.3750	10/01/29	2,564,842

	TOTAL MUNICIPAL BONDS (Cost $2,405,000)				2,564,842

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 62.7%
	U.S. TREASURY BILLS — 62.7%
43,554,000	United States Treasury Bill(g)		—	02/12/26	43,510,547
45,002,000	United States Treasury Bill(g)		—	04/09/26	44,706,410
44,623,000	United States Treasury Bill(g)		—	05/05/26	44,216,602
45,271,000	United States Treasury Bill(g)		—	06/11/26	44,699,171
7,468,000	United States Treasury Note		3.6250	12/31/30	7,412,573
5,925,000	United States Treasury Note		4.0000	11/15/35	5,811,592
7,530,000	United States Treasury Note (o),(p)		4.7500	08/15/55	7,387,048
					197,743,943
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $198,002,660)				197,743,943

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.5%
	COLLATERAL FOR SECURITIES LOANED – 3.6%
11,257,365	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $11,257,365)(h)	$11,257,365

	MONEY MARKET FUND - 1.9%
6,083,563	First American Government Obligations Fund, Class X, 3.61% (Cost $6,083,563)(i)	6,083,563
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,340,928)	17,340,928

	TOTAL INVESTMENTS – 104.1% (Cost $318,942,857)	$328,118,609
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(12,943,366)
	NET ASSETS - 100.0%	$315,175,243

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
31	CBOT 10 Year US Treasury Note	03/23/2026	$3,466,672	$46,258
139	CBOT 5 Year US Treasury Note	04/01/2026	15,141,226	114,203
56	CBOT US Treasure Bond Futures	03/23/2026	6,447,000	128,839
125	Ultra 10-Year US Treasury Note Futures	03/23/2026	14,269,531	226,925
41	Ultra U.S. Treasury Bond Futures	03/23/2026	4,814,938	146,007
	TOTAL FUTURES CONTRACTS			$662,232

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread (m)	Maturity Date	Notional Value	Fair Value(n)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG SERIES 45	Quarterly(1)	HSBC Securities	5.00%	296.24	12/20/2030	$17,000,000	(1,504,073)	(1,441,696)	$(62,377)
CDX.NA.IG SERIES 45	Quarterly(1)	HSBC Securities	1.00%	49.40	12/20/2030	41,000,000	(969,614)	(994,754)	$25,140
DARDEN RESTAURANTS INC	Quarterly(1)	Barclays	1.00%	18.00	6/20/2027	7,000,000	(85,805)	(6,433)	$(79,372)
ORACLE CORPORATION(k)	Quarterly(2)	Barclays	1.00%	156.00	12/20/2030	(10,000,000)	(232,630)	185,210	$(417,840)
LENNAR CORPORATION(k)	Quarterly(2)	Barclays	5.00%	62.00	12/20/2029	(5,000,000)	821,971	768,274	$53,697
NEXTERA ENERGY CAPITAL HOLDINGS, INC(k)	Quarterly(2)	Barclays	1.00%	51.00	6/20/2030	(7,000,000)	146,118	114,877	$31,241
SEMPRA ENERGY	Quarterly(1)	Barclays	1.00%	32.00	6/20/2030	7,000,000	(203,023)	(179,814)	$(23,209)
THE CAMPBELLS COMPANY	Quarterly(1)	Barclays	1.00%	64.00	12/20/2030	10,000,000	(170,612)	(221,317)	$50,705
TOLL BROTHERS INC.	Quarterly(1)	Barclays	1.00%	58.00	12/20/2029	5,000,000	(82,126)	(46,887)	$(35,239)
VERIZON COMMUNICATIONS INC(k)	Quarterly(2)	Barclays	1.00%	29.00	6/20/2027	(7,000,000)	75,438	1,158	$74,280
TOTAL							(2,204,356)	(1,821,382)	(382,974)

(1)	Buy Protection

(2)	Sell Protection

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2026 (Unaudited)

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Received	Maturity Date	Unrealized Depreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	US0001M	3/20/2026	$(103,597)

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

TSFR3M	Secured Overnight Financing Rate 3 month

USISSO05	5Y SOFR Swap Rate

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 63,717,519 or 20.2% of net assets.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	All or a portion of these securities are on loan. The total loaned securities had a value of $11,042,142 at January 31, 2026.

(g)	Zero coupon bond.

(h)	Security was purchased with the cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $11,257,365 at January 31, 2026.

(i)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value obligation or underlying securities comprising of the referenced obligation or underlying securities comprising of the referenced index.

(l)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(m)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of January 31, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

(n)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(0)	All or portion of security held as collateral for Futures at January 31, 2026. Collateral for futures had a market value of $1,403,664 at January 31, 2026.

(p)	All or portion of security held as collateral for Swaps at January 31, 2026. Collateral for swaps had a market value of $1,900,654 at January 31, 2026.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	CLOSED END FUND — 1.2%
	EQUITY - 1.2%
2,468,782	Altaba, Inc.(h)	$3,209,417

	TOTAL CLOSED END FUND (Cost $22,837,384)	3,209,417

Shares		Fair Value
	COMMON STOCKS — 73.5%
	ASSET MANAGEMENT - 4.0%
227,036	Janus Henderson Group PLC	10,927,243

	BANKING - 4.9%
148,965	Comerica, Inc.	13,208,727

	BEVERAGES - 3.9%
280,057	JDE Peet’s N.V.	10,502,137

	BIOTECH & PHARMA - 1.5%
56,181	Avidity Biosciences, Inc.(a)	4,077,055

	CABLE & SATELLITE - 2.4%
136,069	Liberty Broadband Corporation - Series C(a)	6,546,280

	ELECTRIC UTILITIES - 8.0%
163,051	Northwestern Energy Group, Inc.(f)	11,064,641
181,652	TXNM Energy, Inc.	10,702,936
		21,767,577
	ENTERTAINMENT CONTENT - 9.2%
26,621	Electronic Arts, Inc.	5,428,554
142,543	Fox Corporation, Class B	9,346,545
372,805	Warner Bros Discovery, Inc.(a)	10,267,050
		25,042,149
	GAS & WATER UTILITIES - 1.6%
113,044	Essential Utilities, Inc.	4,384,977

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 73.5% (Continued)
	HOUSEHOLD PRODUCTS - 3.1%
487,729	Kenvue, Inc.(f)	$8,486,485

	INDUSTRIAL INTERMEDIATE PROD - 2.5%
32,785	Chart Industries, Inc.(a)	6,797,642

	MEDICAL EQUIPMENT & DEVICES - 6.5%
79,253	Exact Sciences Corporation(a)	8,110,752
125,394	Hologic, Inc.(a)	9,395,772
		17,506,524
	METALS & MINING - 3.1%
850,148	New Gold, Inc.(a)	8,526,984

	OIL & GAS PRODUCERS - 4.2%
84,102	Columbia Pipeline Group, Inc.(a),(h)	—
840,000	NuVista Energy Ltd.(a)	11,499,159
		11,499,159
	PUBLISHING & BROADCASTING - 1.7%
167,755	News Corporation, Class A	4,534,418

	SOFTWARE - 8.4%
133,546	Confluent, Inc., Class A(a)	4,078,495
19,749	CyberArk Software Ltd.(a)	8,508,461
97,407	Dayforce, Inc.(a)	6,747,383
144,526	Onestream, Inc.(a)	3,412,259
		22,746,598
	SPECIALTY FINANCE - 3.4%
144,219	Air Lease Corporation(f)	9,320,874

	TELECOMMUNICATIONS - 0.0%(b)
205,893	NII Holdings, Inc. 144A(a),(c),(h)	72,063

	TRANSPORTATION & LOGISTICS - 1.5%
1,025	American Airlines Group, Inc.(a)	13,633
101,283	American Airlines Group, Inc. Escrow Security(a),(h)	—

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 73.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5% (Continued)
13,890	Norfolk Southern Corporation	$4,045,323
		4,058,956
	TRANSPORTATION EQUIPMENT - 3.6%
151,656	REV Group, Inc.	9,690,818

	TOTAL COMMON STOCKS (Cost $195,890,782)	199,696,666

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.3%
	ASSET MANAGEMENT - 0.0% (b)
117,447	Pershing Square Sparc Holdings Ltd(h)	9/29/2034	$—	35,234

	BIOTECH & PHARMA - 0.0% (b)
47,455	Novo Nordisk A/S(h)			23,728

	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
532,221	Resolute Forest Products, Inc. - CVR(h)		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES - 0.0% (b)
34,956	ABIOMED, Inc. - CVR(h)	12/31/2034	$35.00	55,929

	TOTAL RIGHT (Cost $874,632)			913,223

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.0%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
5,245,140	Mount Vernon Liquid Assets Portfolio, 3.72% (Cost $5,245,140)(d),(g)	5,245,140

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.0% (Continued)
	MONEY MARKET FUND - 12.1%
32,794,843	Fidelity Investments Money Market Funds, Class I, 3.57% (Cost $32,794,843)(d)	$32,794,843

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,039,983)	38,039,983

	TOTAL INVESTMENTS - 89.0% (Cost $257,642,781)	$241,859,289
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $387,597)	(247,185)
	TOTAL SECURITIES SOLD SHORT – (34.2)% (Proceeds - $88,199,412)	(93,239,057)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 45.3%	122,952,322
	NET ASSETS - 100.0%	$271,325,369

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
1,831	Warner Bros Discovery, Inc.	Morgan Stanley	06/18/2026	$29	$5,042,574	$247,185
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $387,597)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $387,597)					$247,185

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,123,573 at January 31, 2026.

(g)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $5,245,140 at January 31, 2026.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 1.55% of net assets. The total value of these securities is $4,194,703.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — (34.2)%
	BANKING - (5.2)%
(278,016)	Fifth Third Bancorp	$(13,961,964)

	CABLE & SATELLITE - (2.4)%
(32,119)	Charter Communications, Inc., Class A	(6,620,369)

	ELECTRIC UTILITIES - (4.3)%
(159,619)	Black Hills Corporation	(11,648,995)

	ENTERTAINMENT CONTENT - (3.4)%
(128,465)	Fox Corporation, Class A	(9,349,683)

	GAS & WATER UTILITIES - (1.6)%
(34,480)	American Water Works Company, Inc.	(4,452,403)

	HOUSEHOLD PRODUCTS - (2.6)%
(71,332)	Kimberly-Clark Corporation	(7,132,487)

	INSURANCE - (0.4)%
(15,932)	Brighthouse Financial, Inc.	(1,020,604)

	MACHINERY - (3.1)%
(148,760)	Terex Corporation	(8,479,320)

	METALS & MINING - (3.1)%
(421,590)	Coeur Mining, Inc.	(8,617,299)

	OIL & GAS PRODUCERS - (2.3)%
(144,300)	Ovintiv, Inc.	(6,272,721)

	PUBLISHING & BROADCASTING - (1.8)%
(151,985)	News Corporation, Class B	(4,726,734)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — (34.2)% (Continued)
	SOFTWARE - (2.8)%
(43,459)	Palo Alto Networks, Inc.	$(7,690,939)

	TRANSPORTATION & LOGISTICS - (1.2)%
(13,890)	Union Pacific Corporation	(3,265,539)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $88,199,412)	$(93,239,057)

FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	02/13/2026	Morgan Stanley FX	5,048,680	$3,709,285	$102,405
Japanese Yen	02/17/2026	Morgan Stanley FX	1,404,807,964	9,087,363	53,228
				$12,796,648	$155,633

To Sell:
Euro	02/12/2026	Morgan Stanley FX	8,919,815	$10,582,731	$(209,805)
Canadian Dollar	02/13/2026	Morgan Stanley FX	12,608,680	9,263,645	(232,751)
Hong Kong Dollar	02/13/2026	Morgan Stanley FX	63,572,320	8,140,246	49,077
Japanese Yen	02/17/2026	Morgan Stanley FX	1,404,807,967	9,087,364	71,633
				$37,073,986	$(321,846)

Total					$(166,213)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	DATA CENTER REIT - 8.3%
11,994	Digital Realty Trust, Inc.	$1,990,404
4,227	Equinix, Inc.	3,470,071
		5,460,475
	HEALTH CARE FACILITIES & SERVICES - 1.2%
47,283	Chartwell Retirement Residences	702,146

	HEALTH CARE REIT - 16.5%
63,450	American Healthcare REIT, Inc.	2,976,440
15,069	National Health Investors, Inc.	1,237,466
35,661	Welltower, Inc.(a),(b)	6,717,105
		10,931,011
	HOTEL REIT - 1.1%
83,558	Sunstone Hotel Investors, Inc.	732,804

	INDUSTRIAL REIT - 16.0%
34,753	First Industrial Realty Trust, Inc.	2,016,717
6,829	Goodman Group(a)	146,149
22,335	LXP Industrial Trust	1,106,699
43,888	Prologis, Inc.(a)	5,730,017
685,133	Tritax Big Box REIT plc	1,549,684
		10,549,266
	MULTI ASSET CLASS REIT - 4.6%
20,943	FrontView REIT, Inc.	343,675
446,104	LondonMetric Property plc	1,220,238
98,004	Veris Residential, Inc.	1,488,681
		3,052,594
	OFFICE REIT - 5.4%
14,450	Hudson Pacific Properties, Inc.	124,559
571	Japan Excellent, Inc.	551,955
1,291	Nippon Building Fund, Inc.	1,197,054
37,651	SL Green Realty Corporation(a),(b)	1,686,012
		3,559,580
	REAL ESTATE INVESTMENT TRUSTS - 4.2%
25,546	Iron Mountain, Inc.	2,353,553

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 4.2% (Continued)
114,250	Stockland(a)	$428,865
		2,782,418
	RESIDENTIAL REIT - 11.1%
11,574	Aedifica S.A.	1,017,804
12,754	Equity Residential	794,829
133,922	Independence Realty Trust, Inc.	2,236,497
2,285	Mitsui Fudosan Accommodations Fund, Inc.	2,041,945
33,469	UDR, Inc.	1,243,373
		7,334,448
	RETAIL REIT - 22.7%
30,557	Agree Realty Corporation(a)	2,207,132
430,152	CapitaLand Integrated Commercial Trust(a)	808,099
62,579	Curbline Properties Corporation(b)	1,517,541
45,242	Essential Properties Realty Trust, Inc.	1,373,547
9,031	Kimco Realty Corporation(a),(b)	190,373
1,749,500	Lendlease Global Commercial REIT	880,113
112,522	Link REIT(a)	517,372
42,739	NETSTREIT Corporation(a),(b)	805,203
11,720	Regency Centers Corporation	854,036
17,176	Simon Property Group, Inc.	3,285,941
13,592	Unibail-Rodamco-Westfield	1,499,118
635,139	Vicinity Centres(a)	1,088,127
		15,026,602
	SELF-STORAGE REIT - 4.1%
57,028	National Storage Affiliates Trust	1,814,061
28,546	Smartstop Self Storage REIT, Inc. (b)	897,486
		2,711,547
	SELF-STORAGE REITS - 2.1%
37,188	CubeSmart	1,395,666

	SPECIALTY REIT - 0.3%
3,650	EPR Properties(a)	197,976

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TELECOMMUNICATIONS - 0.6%
45,700	NEXTDC Ltd.	$423,932

	TOTAL COMMON STOCKS (Cost $59,015,977)	64,860,465

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.0%
	COLLATERAL FOR SECURITIES LOANED - 6.3%
4,163,210	Mount Vernon Liquid Assets Portfolio, LLC, 3.72% (Cost $4,163,210)(c),(d)	4,163,210

	MONEY MARKET FUND - 1.7%
1,139,366	Fidelity Investments Money Market Funds, Class I, 3.57% (Cost $1,139,366)(c)	1,139,366

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,302,576)	5,302,576

	TOTAL INVESTMENTS - 106.2% (Cost $64,318,553)	$70,163,041
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%	(4,120,441)
	NET ASSETS - 100.0%	$66,042,600

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,101,092 at January 31, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $4,163,210 at January 31, 2026.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2026.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.8%
	U.S. TREASURY BILLS — 15.3%
20,000,000	United States Treasury Bill(a),(b)	3.3891	03/03/26	$19,941,632

	U.S. TREASURY NOTES — 11.5%
16,000,000	United States Treasury Note	1.2500	09/30/28	15,061,563

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $35,059,463)			35,003,195

Shares
SHORT-TERM INVESTMENTS — 32.1%
MONEY MARKET FUNDS - 32.1%
41,949,500	Fidelity Government Portfolio, Institutional, 3.57% (Cost $41,949,500)(c)	41,949,500

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FLEX OPTIONS PURCHASED - 41.1%
	CALL OPTIONS PURCHASED - 41.1%
100	S&P 500 INDEX	Societe Generale	06/11/2029	$5,450	$54,500,000	23,171,861
150	S&P 500 INDEX	Societe Generale	01/31/2030	6,100	91,500,000	30,400,781
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,243,421)					53,572,642

	TOTAL FLEX OPTIONS PURCHASED (Cost - $35,243,421)					53,572,642

	TOTAL INVESTMENTS – 100.0% (Cost $112,252,384)					$130,525,337
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(e)					52,737
	NET ASSETS - 100.0%					$130,578,074

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
115	CBOT 10 Year US Treasury Note Future	03/23/2026	$12,860,234	$(168,907)
235	CBOT 2 Year US Treasury Note Future	04/01/2026	48,995,664	(97,273)
460	CBOT 5 Year US Treasury Note Future	04/01/2026	50,107,657	(384,259)
30	CBOT US Treasure Bond Future	03/23/2026	3,453,750	(62,109)

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
32	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	$11,145,200	$139,698
	TOTAL LONG FUTURES CONTRACTS			$(572,850)

(a)	Zero coupon bond.

(b)	A portion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to less than 0.1%.

(f)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.